UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.22%)
Consumer Discretionary (14.80%)
Advance Auto Parts Inc.	3,100	$274,567
AutoZone Inc. (a)	800	297,440
Bed Bath & Beyond Inc. (a)	1,600	105,232
Coach Inc.	2,900	224,112
Comcast Corp. Class A	21,200	636,212
DIRECTV Class A (a)	4,100	202,294
Dollar General Corp. (a)	4,600	212,520
Dollar Tree Inc. (a)	1,300	122,837
Ford Motor Co.	10,100	126,149
GAP Inc., The	8,700	227,418
General Motors Co. (a)	16,500	423,225
Home Depot Inc., The	4,300	216,333
Limited Brands Inc.	2,400	115,200
Macy’s Inc.	6,100	242,353
McDonald’s Corp.	2,600	255,060
Polaris Industries Inc.	2,400	173,160
Ross Stores Inc.	9,000	522,900
Starbucks Corp.	2,600	145,314
Target Corp.	1,800	104,886
Time Warner Inc.	11,100	419,025
TJX Companies Inc.	6,000	238,260
TRW Automotive Holdings Corp. (a)	4,500	209,025
Viacom Inc. Class B	4,700	223,062
Walt Disney Co., The	9,400	411,532

		6,128,116

Consumer Staples (11.20%)
Brown-Forman Corp. Class B	2,800	233,492
Coca-Cola Co., The	3,000	222,030
Coca-Cola Enterprises Inc.	4,800	137,280
Colgate-Palmolive Co.	2,100	205,338
CVS Caremark Corp.	9,600	430,080
Dr. Pepper Snapple Group Inc.	4,600	184,966
Estee Lauder Companies Inc. Class A, The	4,200	260,148
General Mills Inc.	5,300	209,085
Herbalife Ltd.	3,000	206,460
Kimberly-Clark Corp.	2,900	214,281
Monster Beverage Corp. (a)	3,500	217,315
PepsiCo Inc.	6,200	411,370
Philip Morris International Inc.	5,000	443,050
Procter & Gamble Co., The	2,800	188,188
Walgreen Co.	11,900	398,531
Wal-Mart Stores Inc.	11,000	673,200

		4,634,814

Energy (10.53%)
Anadarko Petroleum Corp.	5,200	407,368
Apache Corp.	3,800	381,672
Chevron Corp.	5,700	611,268
Cimarex Energy Co.	1,400	105,658
ConocoPhillips	2,800	212,828
CONSOL Energy Inc.	11,900	405,790
Diamond Offshore Drilling Inc.	2,100	140,175
EQT Corp.	12,000	578,520
Exxon Mobil Corp.	2,300	199,479

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Halliburton Co.	5,100	$169,269
HollyFrontier Corp.	5,700	183,255
Marathon Oil Corp.	12,400	393,080
Occidental Petroleum Corp.	6,000	571,380

		4,359,742

Financials (10.78%)
ACE Ltd.	5,600	409,920
Aflac Inc.	7,900	363,321
American International Group Inc. (a)	5,500	169,565
Ameriprise Financial Inc.	7,200	411,336
Bank of America Corp.	43,900	420,123
CIT Group Inc. (a)	9,600	395,904
Discover Financial Services	7,000	233,380
Franklin Resources Inc.	2,100	260,463
JPMorgan Chase & Co.	8,900	409,222
MetLife Inc.	10,700	399,645
Moody’s Corp.	4,500	189,450
Travelers Companies Inc., The	6,600	390,720
Wells Fargo & Co.	12,000	409,680

		4,462,729

Health Care (12.90%)
Abbott Laboratories	14,300	876,447
Agilent Technologies Inc.	5,200	231,452
AmerisourceBergen Corp.	5,700	226,176
Baxter International Inc.	6,800	406,504
Becton, Dickinson and Co.	2,300	178,595
Biogen Idec Inc. (a)	1,900	239,343
Covidien PLC	7,800	426,504
CR Bard Inc.	2,100	207,312
DaVita Inc. (a)	2,300	207,391
Humana Inc.	2,200	203,456
Johnson & Johnson	7,500	494,700
Merck & Co. Inc.	9,600	368,640
Pfizer Inc.	18,700	423,742
St. Jude Medical Inc.	10,000	443,100
Teva Pharmaceutical Industries Ltd. Sponsored ADR	9,000	405,540

		5,338,902

Industrials (12.17%)
Boeing Co., The	6,900	513,153
Caterpillar Inc.	2,100	223,692
CSX Corp.	7,400	159,248
Cummins Inc.	1,900	228,076
Deere & Co.	2,300	186,070
Fastenal Co.	3,900	210,990
General Dynamics Corp.	2,400	176,112
General Electric Co.	10,400	208,728
Honeywell International Inc.	7,200	439,560
Kirby Corp. (a)	5,800	381,582
Lockheed Martin Corp.	2,500	224,650
Northrop Grumman Corp.	2,700	164,916
Precision Castparts Corp.	1,200	207,480

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Raytheon Co.	3,100	$163,618
Textron Inc.	11,500	320,045
Union Pacific Corp.	5,400	580,392
WW Grainger Inc.	1,600	343,696
Xylem Inc.	11,000	305,250

		5,037,258

Information Technology (17.53%)
Accenture PLC Class A	3,500	225,750
Alliance Data Systems Corp. (a)	1,900	239,324
Apple Inc. (a)	1,400	839,258
Atmel Corp. (a)	20,700	204,102
Cisco Systems Inc.	8,500	179,775
Cognizant Technology Solutions Corp. Class A (a)	2,500	192,375
Dell Inc. (a)	34,800	577,680
F5 Networks Inc. (a)	1,600	215,936
Google Inc. Class A (a)	450	288,558
Hewlett-Packard Co.	3,800	90,554
Intel Corp.	23,400	657,774
International Business Machines Corp.	1,900	396,435
Lam Research Corp. (a)	2,800	124,936
MasterCard Inc. Class A	800	336,432
Microsoft Corp.	24,800	799,800
NeuStar Inc. Class A (a)	5,400	201,150
Oracle Corp.	20,900	609,444
Red Hat Inc. (a)	4,100	245,549
TE Connectivity Ltd.	5,800	213,150
Visa Inc. Class A	2,100	247,800
Western Union Co.	9,200	161,920
Xilinx Inc.	5,700	207,651

		7,255,353

Materials (3.73%)
CF Industries Holdings Inc.	1,300	237,445
Crown Holdings Inc. (a)	5,000	184,150
Dow Chemical Co., The	12,800	443,392
Freeport-McMoRan Copper & Gold Inc.	5,000	190,200
International Paper Co.	6,500	228,150
Sherwin-Williams Co., The	2,400	260,808

		1,544,145

Telecommunication Services (1.80%)
AT&T Inc.	17,400	543,402
Verizon Communications Inc.	5,300	202,619

		746,021

	Shares	Value
Common Stocks (Cont.)
Utilities (1.78%)
American Electric Power Company Inc.	9,000	$347,220
Sempra Energy	6,500	389,740

		736,960

Total Common Stocks
(cost $33,788,808)		40,244,040

Short-term Investments (3.03%)
JPMorgan U.S. Government Money Market Fund	1,254,701	1,254,701

Total Short-term Investments
(cost $1,254,701)		1,254,701

TOTAL INVESTMENTS (100.25%)
(cost $35,043,509)		41,498,741
LIABILITIES, NET OF OTHER ASSETS (-0.25%)		(101,779)

NET ASSETS (100.00%)		$41,396,962

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.37%)
Consumer Discretionary (17.63%)
Arctic Cat Inc. (a)	6,800	$291,244
Blyth Inc.	3,400	254,422
BorgWarner Inc. (a)	2,080	175,427
Caribou Coffee Company Inc. (a)	10,900	203,176
Cost Plus Inc. (a)	20,100	359,790
Dick’s Sporting Goods Inc.	2,520	121,162
Dillard’s Inc. Class A	5,200	327,704
Dollar General Corp. (a)	3,650	168,630
Domino’s Pizza Inc.	7,900	286,770
DSW Inc. Class A	760	41,625
Foot Locker Inc.	12,970	402,718
Fossil Inc. (a)	1,000	131,980
Genesco Inc. (a)	5,000	358,250
GNC Holdings Inc. Class A	3,930	137,118
Group 1 Automotive Inc.	3,440	193,225
Jarden Corp.	2,320	93,334
LKQ Corp. (a)	7,080	220,684
Lululemon Athletica Inc. (a)	1,670	124,716
Macy’s Inc.	4,070	161,701
Nordstrom Inc.	5,190	289,187
O’Reilly Automotive Inc. (a)	3,070	280,444
Penske Automotive Group Inc.	9,900	243,837
Pep Boys-Manny, Moe & Jack, The	5,600	83,552
Pier 1 Imports Inc. (a)	21,400	389,052
PVH Corp.	3,880	346,600
Ralph Lauren Corp.	620	108,085
Saga Communications Inc. Class A (a)	6,400	229,120
Sally Beauty Holdings Inc. (a)	18,430	457,064
Sinclair Broadcast Group Inc. Class A	25,900	286,454
Standard Motor Products Inc.	9,600	170,304
Tesla Motors Inc. (a)	3,780	140,767
Town Sports International Holdings Inc. (a)	21,700	274,071
Tractor Supply Co.	1,730	156,669
Under Armour Inc. Class A (a)	1,240	116,560
Williams-Sonoma Inc.	6,760	253,364

		7,878,806

Consumer Staples (3.07%)
Beam Inc.	3,490	204,409
Church & Dwight Co. Inc.	3,600	177,084
Corn Products International Inc.	4,570	263,460
Elizabeth Arden Inc. (a)	5,900	206,382
Monster Beverage Corp. (a)	1,700	105,553
Pantry Inc., The (a)	8,600	111,886
Susser Holdings Corp. (a)	6,400	164,288
Whole Foods Market Inc.	1,690	140,609

		1,373,671

Energy (7.65%)
Cameron International Corp. (a)	4,260	225,056
Cloud Peak Energy Inc. (a)	12,100	192,753
Denbury Resources Inc. (a)	12,750	232,432
Energy XXI (Bermuda) Ltd. (a)	10,230	369,405
Helix Energy Solutions Group Inc. (a)	10,900	194,020

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Hercules Offshore Inc. (a)	71,500	$338,195
Noble Energy Inc.	2,930	286,495
Pioneer Drilling Co. (a)	19,900	175,120
Pioneer Natural Resources Co.	2,190	244,382
Plains Exploration & Production Co. (a)	11,160	475,974
REX American Resources Corp. (a)	2,500	76,750
Superior Energy Services Inc. (a)	11,120	293,123
Swift Energy Co. (a)	3,100	89,993
Weatherford International Ltd. (a)	10,350	156,182
Westmoreland Coal Co. (a)	6,400	71,489

		3,421,369

Financials (24.04%)
Affiliated Managers Group Inc. (a)	1,510	168,833
American Tower Corp.	2,790	175,826
Ameriprise Financial Inc.	4,820	275,367
AmTrust Financial Services Inc.	8,600	231,168
Argo Group International Holdings Ltd.	4,900	146,363
Armour Residential REIT Inc.	28,100	189,675
BancFirst Corp.	2,600	113,256
Bancorp Inc., The (a)	11,100	111,444
BioMed Realty Trust Inc.	10,930	207,451
Calamos Asset Management Inc. Class A	6,700	87,837
Cardinal Financial Corp.	16,400	185,320
CBRE Group Inc. (a)	17,030	339,919
City Holding Co.	5,900	204,848
CNO Financial Group Inc. (a)	28,600	222,508
Doral Financial Corp. (a)	65,300	100,562
East West Bancorp Inc.	20,240	467,342
Employers Holdings Inc.	14,100	249,711
F.N.B. Corp.	17,800	215,024
Fifth Third Bancorp	28,410	399,160
First Industrial Realty Trust Inc. (a)	33,700	416,195
Gramercy Capital Corp. (a)	46,300	123,621
Infinity Property & Casualty Corp.	3,600	188,388
Interactive Brokers Group Inc. Class A	10,000	170,000
IntercontinentalExchange Inc. (a)	1,360	186,891
Invesco Ltd.	16,300	434,721
iStar Financial Inc. (a)	24,300	176,175
Jones Lang LaSalle Inc.	4,020	334,906
Kemper Corp.	7,300	221,044
Meadowbrook Insurance Group Inc.	15,900	148,347
Merchants Bancshares Inc.	2,200	61,996
MPG Office Trust Inc. (a)	57,200	133,848
Nelnet Inc. Class A	7,900	204,689
Newcastle Investment Corp.	31,500	197,820
Ocwen Financial Corp. (a)	13,900	217,257
One Liberty Properties Inc.	11,963	218,923
ProAssurance Corp.	2,700	237,897
Raymond James Financial Inc.	4,490	164,020
Republic Bancorp Inc. Class A	4,400	105,248
Retail Opportunity Investments Corp.	18,400	221,536
RLI Corp.	2,600	186,264
Sabra Health Care REIT Inc.	5,300	87,132

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Signature Bank (a)	4,550	$286,832
SVB Financial Group (a)	1,800	115,812
Symetra Financial Corp.	21,300	245,589
T. Rowe Price Group Inc.	3,480	227,244
Taylor Capital Group Inc. (a)	12,300	176,505
United Community Banks Inc. (a)	13,140	128,115
United Financial Bancorp Inc.	11,700	185,094
United Fire Group Inc.	5,500	98,395
Universal Insurance Holdings Inc.	18,400	71,576
Weingarten Realty Investors	5,021	132,705
Winthrop Realty Trust	13,000	150,670
Wintrust Financial Corp.	5,300	189,687
World Acceptance Corp. (a)	3,400	208,250

		10,745,006

Health Care (7.75%)
Agilent Technologies Inc.	4,010	178,485
Alexion Pharmaceuticals Inc. (a)	2,280	211,721
Amylin Pharmaceuticals Inc. (a)	6,600	164,736
Cerner Corp. (a)	1,800	137,088
Cooper Companies Inc., The	3,050	249,216
Cubist Pharmaceuticals Inc. (a)	3,470	150,078
Edwards Lifesciences Corp. (a)	3,010	218,917
Express Scripts Inc. (a)	2,430	131,657
HMS Holdings Corp. (a)	2,820	88,012
Hologic Inc. (a)	4,320	93,096
Intuitive Surgical Inc. (a)	280	151,690
Kindred Healthcare Inc. (a)	17,800	153,792
Medicines Co., The (a)	11,800	236,826
Perrigo Co.	2,560	264,474
Shire PLC ADR	2,490	235,928
Skilled Healthcare Group Inc. Class A (a)	29,600	226,736
SXC Health Solutions Corp. (a)	2,210	165,662
Triple-S Management Corp. Class B (a)	5,300	122,430
U.S. Physical Therapy Inc.	4,600	106,030
Valeant Pharmaceuticals International Inc. (a)	2,120	113,823
Vanda Pharmaceuticals Inc. (a)	13,100	62,747

		3,463,144

Industrials (14.05%)
Alaska Air Group Inc. (a)	6,800	243,576
AMERCO	2,300	242,673
AMETEK Inc.	2,260	109,633
Arkansas Best Corp.	7,400	139,194
BE Aerospace Inc. (a)	8,120	377,336
Cenveo Inc. (a)	42,500	143,650
Ceradyne Inc.	8,100	263,736
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	9,850	425,422
Curtiss-Wright Corp.	4,000	148,040
Dycom Industries Inc. (a)	10,300	240,608
Eaton Corp.	6,180	307,949
Esterline Technologies Corp. (a)	2,100	150,066

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
Expeditors International of Washington Inc.	1,450	$67,440
Fluor Corp.	3,100	186,124
GenCorp Inc. (a)	16,800	119,280
International Shipholding Corp.	4,800	110,832
Joy Global Inc.	3,230	237,405
Kennametal Inc.	5,750	256,048
Layne Christensen Co. (a)	5,700	126,825
Lydall Inc. (a)	15,000	152,850
Multi-Color Corp.	7,700	173,327
Precision Castparts Corp.	1,815	313,814
Quality Distribution Inc. (a)	8,100	111,618
RailAmerica Inc. (a)	10,400	223,184
Republic Airways Holdings Inc. (a)	33,100	163,514
Standex International Corp.	2,900	119,451
Timken Co., The	6,620	335,899
Triumph Group Inc.	5,530	346,510
United Rentals Inc. (a)	7,600	325,964
Verisk Analytics Inc. Class A (a)	2,470	116,014

		6,277,982

Information Technology (13.23%)
Alliance Data Systems Corp. (a)	2,390	301,044
Altera Corp.	4,040	160,873
Autodesk Inc. (a)	5,080	214,986
Avago Technologies Ltd.	5,770	224,857
Brightpoint Inc. (a)	18,200	146,510
CACI International Inc. Class A (a)	3,500	218,015
Check Point Software Technologies Ltd. (a)	2,795	178,433
Citrix Systems Inc. (a)	2,370	187,017
Cognizant Technology Solutions Corp. Class A (a)	1,970	151,592
Coherent Inc. (a)	1,770	103,244
Cypress Semiconductor Corp. (a)	8,660	135,356
F5 Networks Inc. (a)	1,740	234,830
FleetCor Technologies Inc. (a)	4,500	174,465
Globecomm Systems Inc. (a)	7,400	107,152
IAC/InterActiveCorp	1,350	66,272
Informatica Corp. (a)	3,840	203,136
Insight Enterprises Inc. (a)	10,900	239,037
Intuit Inc.	3,630	218,272
JDS Uniphase Corp. (a)	6,840	99,112
MICROS Systems Inc. (a)	2,730	150,942
ON Semiconductor Corp. (a)	7,880	70,999
OSI Systems Inc. (a)	5,300	324,890
Photronics Inc. (a)	35,700	237,405
Polycom Inc. (a)	7,460	142,262
Red Hat Inc. (a)	1,300	77,857
Richardson Electronics Ltd.	26,000	311,480
Riverbed Technology Inc. (a)	6,490	182,239
Rovi Corp. (a)	2,060	67,053
TIBCO Software Inc. (a)	5,510	168,055
Trimble Navigation Ltd. (a)	2,790	151,832
Unisys Corp. (a)	6,000	118,320

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
United Online Inc.	32,800	$160,392
VeriFone Systems Inc. (a)	4,360	226,153
Wright Express Corp. (a)	2,440	157,939

		5,912,021

Materials (4.10%)
Airgas Inc.	3,120	277,586
American Vanguard Corp.	15,600	338,364
Aurico Gold Inc. (a)	4,110	36,456
Ecolab Inc.	6,150	379,578
Kaiser Aluminum Corp.	3,600	170,136
P. H. Glatfelter Co.	12,100	190,938
Quaker Chemical Corp.	4,900	193,305
Rock-Tenn Co. Class A	1,670	112,825
Valspar Corp., The	2,790	134,729

		1,833,917

Telecommunication Services (1.19%)
IDT Corp. Class B	11,600	108,344
SBA Communications Corp. Class A (a)	5,910	300,287
Vonage Holdings Corp. (a)	55,100	121,771

		530,402

Utilities (4.66%)
AES Corp., The (a)	32,130	419,939
American Water Works Co. Inc.	8,530	290,276
Chesapeake Utilities Corp.	3,800	156,256
Cleco Corp.	5,400	214,110
El Paso Electric Co.	7,300	237,177
ITC Holdings Corp.	2,635	202,737
Laclede Group Inc., The	4,100	159,982
NiSource Inc.	12,530	305,106
Unitil Corp.	3,600	96,587

		2,082,170

Total Common Stocks
(cost $36,221,089)		43,518,488

	Shares	Value
Registered Investment Companies (0.30%)
Financials (0.30%)
Arlington Asset Investment Corp. Class A	6,100	$135,420

Total Registered Investment Companies
(cost $121,132)		135,420

Short-term Investments (2.81%)
JPMorgan U.S. Government Money Market Fund	1,255,855	1,255,855

Total Short-term Investments
(cost $1,255,855)		1,255,855

TOTAL INVESTMENTS (100.48%)
(cost $37,598,076)		44,909,763
LIABILITIES, NET OF OTHER ASSETS (-0.48%)		(215,966)

NET ASSETS (100.00%)		$44,693,797

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 201

(Unaudited)

	Shares	Value
Common Stocks (95.28%)
Argentina (1.17%)
Arcos Dorados Holdings Inc. Class A	9,266	$167,622
MercadoLibre Inc.	2,981	291,512

		459,134

Australia (0.99%)
BHP Billiton PLC	12,702	387,544

Austria (0.37%)
Erste Group Bank AG	6,340	146,198

Belgium (2.04%)
Anheuser-Busch InBev NV	10,948	799,860

Brazil (2.50%)
BR Malls Participacoes SA	22,400	291,926
Itau Unibanco Holding SA ADR	17,080	327,765
OGX Petroleo e Gas Participacoes SA (a)	43,500	359,829

		979,520

Canada (2.04%)
Canadian National Railway Co.	6,174	490,401
Imax Corp. (a)	4,714	115,210
Pacific Rubiales Energy Corp.	6,583	192,319

		797,930

China (3.16%)
Baidu Inc. Sponsored ADR (a)	3,394	494,743
China Life Insurance Co. Ltd. H	54,000	140,119
China Mobile Ltd.	31,000	341,116
China Pacific Insurance (Group)
Company Ltd. H	8,200	25,501
PetroChina Company Ltd. H	166,000	233,859

		1,235,338

Denmark (3.21%)
Novo Nordisk A/S Class B	7,653	1,059,583
Novozymes A/S B Shares	6,743	196,386

		1,255,969

France (8.87%)
Accor SA	5,950	212,434
AXA SA	14,732	244,225
Compagnie de Saint-Gobain	3,212	143,444
DANONE SA	4,916	342,903
Essilor International SA	1,155	102,946
JC Decaux SA (a)	6,500	198,608
L’Oreal SA	2,200	271,379
Pernod Ricard SA	5,898	616,707
Publicis Groupe	3,673	202,487
Schneider Electric SA	10,120	661,220
Unibail-Rodamco SE	2,376	475,172

		3,471,525

	Shares	Value
Common Stocks (Cont.)
Germany (5.81%)
Adidas AG	3,792	$296,060
Allianz SE Reg.	2,129	254,045
Bayerische Motoren Werke (BMW) AG	4,152	373,395
Daimler AG Registered Shares	4,439	267,656
Infineon Technologies AG	20,093	205,434
Linde AG	2,746	492,770
SAP AG	5,464	381,565

		2,270,925

Hong Kong (4.29%)
Belle International Holdings Ltd.	155,000	277,443
Cheung Kong Holdings Ltd.	23,000	297,068
China Unicom (Hong Kong) Ltd.	290,000	489,212
CNOOC Ltd.	88,000	180,860
Hang Lung Properties Ltd.	118,000	432,307

		1,676,890

India (0.44%)
ICICI Bank Ltd. Sponsored ADR	4,964	173,095

Ireland (1.06%)
Accenture PLC Class A	6,437	415,186

Israel (0.65%)
Check Point Software Technologies Ltd. (a)	3,964	253,062

Japan (11.12%)
Canon Inc.	13,400	633,006
Fanuc Corp.	6,000	1,064,154
Honda Motor Co. Ltd.	13,300	505,358
Hoya Corp.	8,500	190,909
Japan Tobacco Inc.	79	444,775
Komatsu Ltd.	6,100	173,854
Marubeni Corp.	37,000	266,872
Rakuten Inc.	303	317,387
SMC Corp.	600	95,397
Sumitomo Realty & Development Co. Ltd.	11,000	265,132
Toyota Motor Corp.	9,100	392,497

		4,349,341

Malaysia (1.69%)
Genting Berhad	98,400	348,182
Sime Darby Berhad	98,000	311,578

		659,760

Mexico (0.54%)
Wal-mart de Mexico SAB de CV	62,700	210,392

Netherlands (4.40%)
ASML Holding NV	6,439	321,867
LyondellBasell Industries NV Class A	9,039	394,552

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Royal Dutch Shell PLC Class A	9,485	$332,066
Sensata Technologies Holding NV (a)	11,826	395,934
Yandex NV Class A (a)	6,264	168,314
Ziggo NV (a)	3,427	106,907

		1,719,640

Singapore (1.18%)
DBS Group Holdings Ltd.	17,516	197,587
United Overseas Bank Ltd.	17,974	262,379

		459,966

South Korea (1.10%)
Samsung Electronics Co. Ltd.	384	432,108

Spain (0.84%)
Industria de Diseno Textil SA	3,419	327,493

Sweden (4.71%)
Atlas Copco AB Class A	20,900	505,773
Elekta AB B Shares	2,197	111,215
Investor AB B Shares	9,000	199,568
Millicom International Cellular SA SDR	4,481	507,987
Sandvik AB	19,616	283,160
Volvo AB B Shares	16,000	233,139

		1,840,842

Switzerland (11.42%)
ABB Ltd. Reg. (a)	14,716	301,917
Compagnie Financiere Richemont SA Class A	5,151	322,972
Holcim Ltd. Reg. (a)	4,123	269,020
Julius Baer Group Ltd. (a)	12,461	503,023
Nestle SA Reg.	16,358	1,029,284
Novartis AG	2,313	128,014
Roche Holding AG	5,141	894,706
Swatch Group AG, The	847	389,862
Syngenta AG Reg. (a)	1,016	351,272
UBS AG Reg. (a)	19,707	276,164

		4,466,234

Taiwan (1.85%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	47,411	724,440

United Kingdom (17.61%)
Anglo American PLC	9,333	348,871
ARM Holdings PLC	23,121	218,934
BG Group PLC	14,994	347,273
British American Tobacco PLC	10,349	521,510
British Sky Broadcasting Group PLC	45,163	488,331
CRH PLC	18,742	383,716
Diageo PLC	19,066	458,204
Experian PLC	13,055	203,490
Imperial Tobacco Group PLC	9,686	392,742
Reed Elsevier PLC	22,515	199,871

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Rio Tinto PLC	3,626	$199,861
Rolls-Royce Holdings PLC (a)	35,360	459,254
Shire PLC	10,278	332,081
Standard Chartered PLC	37,119	926,200
Tullow Oil PLC	17,415	425,351
Weir Group PLC, The	7,953	224,395
Xstrata PLC	44,407	758,590

		6,888,674

United States (2.22%)
Citigroup Inc.	9,303	340,026
Perrigo Co.	1,366	141,121
Wynn Resorts Ltd.	3,114	388,876

		870,023

Total Common Stocks
(cost $32,949,198)		37,271,089

Preferred Stocks (2.39%)
Brazil (2.39%)
Banco Bradesco SA Pfd.	22,868	399,497
Petroleo Brasileiro SA Pfd.	27,600	353,042
Suzano Papel e Celulose SA	27,250	116,586
Vale SA Pfd. Class A	2,900	65,865

		934,990

Total Preferred Stocks
(cost $1,312,591)		934,990

Short-term Investments (2.25%)
State Street Institutional U.S. Government Money Market Fund	878,435	878,435

Total Short-term Investments
(cost $878,435)		878,435

TOTAL INVESTMENTS (99.92%)
(cost $35,140,224)		39,084,514
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.08%)		31,508

NET ASSETS (100.00%)		$39,116,022

(a)	Non-income producing security.

ADR - American Depository Receipt

SDR - Swedish Depository Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$7,776,841	19.90
British Pound	7,276,218	18.62
United States Dollar	6,160,294	15.76
Swiss Franc	4,466,234	11.43
Japanese Yen	4,349,341	11.13
Hong Kong Dollar	2,417,485	6.18
Swedish Krona	1,840,842	4.71
Brazilian Real	1,586,745	4.06
Danish Krone	1,255,969	3.21
Malaysian Ringgit	659,760	1.69
Singapore Dollar	459,966	1.18
South Korean Won	432,108	1.10
Mexican Peso	210,392	0.54
Canadian Dollar	192,319	0.49

Total Investments	$39,084,514	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$6,176,997	15.79
Industrials	5,813,982	14.86
Consumer Discretionary	5,791,744	14.81
Consumer Staples	5,087,756	13.01
Information Technology	4,731,080	12.09
Materials	3,965,033	10.14
Health Care	2,769,666	7.08
Energy	2,424,599	6.20
Telecommunication Services	1,445,222	3.69

Total Stocks	38,206,079	97.67
Short-term Investments	878,435	2.25
Cash and Other Assets, Net of Liabilities	31,508	0.08

Net Assets	$39,116,022	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (99.41%)
Consumer Discretionary (10.87%)
Abercrombie & Fitch Co. Class A	3,380	$167,682
Amazon.com Inc. (a)	14,232	2,882,122
Apollo Group Inc. Class A (a)	4,366	168,702
AutoNation Inc. (a)	1,690	57,984
AutoZone Inc. (a)	1,055	392,249
Bed Bath & Beyond Inc. (a)	9,219	606,334
Best Buy Company Inc.	11,089	262,588
Big Lots Inc. (a)	2,615	112,497
BorgWarner Inc. (a)	4,236	357,264
Cablevision Systems Corp. Class A	8,365	122,798
CarMax Inc. (a)	8,907	308,628
Carnival Corp.	17,656	566,404
CBS Corp. Class B	25,322	858,669
Chipotle Mexican Grill Inc. (a)	1,210	505,780
Coach Inc.	11,249	869,323
Comcast Corp. Class A	105,413	3,163,444
Darden Restaurants Inc.	5,084	260,097
DeVry Inc.	2,192	74,243
DIRECTV Class A (a)	26,436	1,304,352
Discovery Communications Inc. Class A (a)	10,069	509,491
Dollar Tree Inc. (a)	4,653	439,662
DR Horton Inc.	10,573	160,392
Expedia Inc.	3,790	126,738
Family Dollar Stores Inc.	4,604	291,341
Ford Motor Co.	148,586	1,855,839
GameStop Corp. Class A	5,271	115,119
Gannett Co. Inc.	9,470	145,175
GAP Inc., The	12,977	339,219
Genuine Parts Co.	6,008	377,002
Goodyear Tire & Rubber Co., The (a)	9,731	109,182
H&R Block Inc.	11,641	191,727
Harley-Davidson Inc.	9,016	442,505
Harman International Industries Inc.	2,803	131,208
Hasbro Inc.	4,614	169,426
Home Depot Inc., The	60,266	3,031,982
International Game Technology	11,876	199,398
Interpublic Group of Companies Inc., The	17,432	198,899
J.C. Penney Company Inc.	5,700	201,951
Johnson Controls Inc.	26,613	864,390
Kohl’s Corp.	9,878	494,196
Leggett & Platt Inc.	5,529	127,222
Lennar Corp.	6,345	172,457
Limited Brands Inc.	9,620	461,760
Lowe’s Companies Inc.	48,512	1,522,307
Macy’s Inc.	16,161	642,077
Marriott International Inc. Class A	10,349	391,710
Mattel Inc.	13,198	444,245
McDonald’s Corp.	39,819	3,906,244
McGraw-Hill Companies Inc., The	10,889	527,790
Netflix Inc. (a)	2,144	246,646
Newell Rubbermaid Inc.	11,004	195,981
News Corp. Class A	84,142	1,656,756
NIKE Inc. Class B	14,352	1,556,331
Nordstrom Inc.	6,246	348,027
Omnicom Group Inc.	10,742	544,082

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
O’Reilly Automotive Inc. (a)	4,957	$452,822
Priceline.com Inc. (a)	1,950	1,399,125
Pulte Group Inc. (a)	13,163	116,492
Ralph Lauren Corp.	2,527	440,532
Ross Stores Inc.	8,937	519,240
Scripps Networks Interactive Class A	3,686	179,471
Sears Holdings Corp. (a)	1,535	101,694
Staples Inc.	27,103	438,527
Starbucks Corp.	29,453	1,646,128
Starwood Hotels & Resorts Worldwide Inc.	7,667	432,495
Target Corp.	26,255	1,529,879
Tiffany & Co.	4,931	340,880
Time Warner Cable Inc.	12,278	1,000,657
Time Warner Inc.	37,905	1,430,914
TJX Companies Inc.	29,488	1,170,968
TripAdvisor Inc. (a)	3,790	135,189
Urban Outfitters Inc. (a)	4,341	126,367
VF Corp.	3,442	502,463
Viacom Inc. Class B	21,115	1,002,118
Walt Disney Co., The	70,069	3,067,621
Washington Post Co., The	198	73,967
Whirlpool Corp.	3,043	233,885
Wyndham Worldwide Corp.	5,704	265,293
Wynn Resorts Ltd.	3,092	386,129
Yum! Brands Inc.	17,945	1,277,327

		54,449,820

Consumer Staples (10.70%)
Altria Group Inc.	79,970	2,468,674
Archer-Daniels-Midland Co.	25,863	818,823
Avon Products Inc.	16,735	323,990
Beam Inc.	6,112	357,980
Brown-Forman Corp. Class B	3,825	318,967
Campbell Soup Co.	7,116	240,877
Clorox Co., The	5,041	346,569
Coca-Cola Co., The	88,477	6,548,183
Coca-Cola Enterprises Inc.	11,686	334,220
Colgate-Palmolive Co.	18,748	1,833,179
ConAgra Foods Inc.	16,159	424,335
Constellation Brands Inc. (a)	6,875	162,181
Costco Wholesale Corp.	17,003	1,543,872
CVS Caremark Corp.	50,915	2,280,992
Dean Foods Co. (a)	6,949	84,152
Dr. Pepper Snapple Group Inc.	8,258	332,054
Estee Lauder Companies Inc. Class A, The	8,772	543,338
General Mills Inc.	25,202	994,219
H.J. Heinz Co.	12,553	672,213
Hershey Co., The	5,960	365,527
Hormel Foods Corp.	5,424	160,116
J.M. Smucker Co., The	4,402	358,147
Kellogg Co.	9,630	516,457
Kimberly-Clark Corp.	15,391	1,137,241
Kraft Foods Inc. Class A	69,127	2,627,517
Kroger Co., The	22,466	544,351

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lorillard Inc.	5,160	$668,117
McCormick & Co. Inc.	5,201	283,090
Mead Johnson Nutrition Co. Class A	7,970	657,366
Molson Coors Brewing Co. Class B	6,028	272,767
PepsiCo Inc.	61,403	4,074,089
Philip Morris International Inc.	67,314	5,964,694
Procter & Gamble Co., The	107,680	7,237,173
Reynolds American Inc.	13,048	540,709
Safeway Inc.	10,477	211,740
Sara Lee Corp.	23,128	497,946
Supervalu Inc.	8,635	49,306
Sysco Corp.	22,850	682,301
Tyson Foods Inc.	11,610	222,332
Walgreen Co.	34,146	1,143,550
Wal-Mart Stores Inc.	68,281	4,178,797
Whole Foods Market Inc.	6,345	527,902

		53,550,053

Energy (11.18%)
Alpha Natural Resources Inc. (a)	8,736	132,875
Anadarko Petroleum Corp.	19,485	1,526,455
Apache Corp.	15,025	1,509,111
Baker Hughes Inc.	17,106	717,426
Cabot Oil & Gas Corp.	8,276	257,963
Cameron International Corp. (a)	9,599	507,115
Chesapeake Energy Corp.	25,900	600,103
Chevron Corp.	77,287	8,288,258
ConocoPhillips	50,027	3,802,552
CONSOL Energy Inc.	8,878	302,740
Denbury Resources Inc. (a)	15,195	277,005
Devon Energy Corp.	15,798	1,123,554
Diamond Offshore Drilling Inc.	2,718	181,426
El Paso Corp.	30,214	892,824
EOG Resources Inc.	10,520	1,168,772
EQT Corp.	5,883	283,619
Exxon Mobil Corp.	184,258	15,980,696
FMC Technologies Inc. (a)	9,346	471,225
Halliburton Co.	36,083	1,197,595
Helmerich & Payne Inc.	4,164	224,648
Hess Corp.	11,829	697,320
Marathon Oil Corp.	27,645	876,347
Marathon Petroleum Corp.	13,588	589,176
Murphy Oil Corp.	7,596	427,427
Nabors Industries Ltd. (a)	11,286	197,392
National-Oilwell Varco Inc.	16,585	1,318,010
Newfield Exploration Co. (a)	5,290	183,457
Noble Corp. (a)	9,880	370,204
Noble Energy Inc.	6,917	676,344
Occidental Petroleum Corp.	31,707	3,019,458
Peabody Energy Corp.	10,682	309,351
Pioneer Natural Resources Co.	4,819	537,752
QEP Resources Inc.	6,895	210,298
Range Resources Corp.	6,171	358,782
Rowan Companies Inc. (a)	4,712	155,166
Schlumberger Ltd.	52,142	3,646,290
Southwestern Energy Co. (a)	13,646	417,568

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Spectra Energy Corp.	25,456	$803,137
Sunoco Inc.	4,274	163,053
Tesoro Corp. (a)	5,365	143,997
Valero Energy Corp.	21,621	557,173
Williams Companies Inc., The	23,186	714,361
WPX Energy Inc. (a)	7,853	141,429

		55,959,454

Financials (14.85%)
ACE Ltd.	13,231	968,509
Aflac Inc.	18,274	840,421
Allstate Corp., The	19,477	641,183
American Express Co.	39,674	2,295,538
American International Group Inc. (a)	20,979	646,783
American Tower Corp.	15,392	970,004
Ameriprise Financial Inc.	8,637	493,432
Aon Corp.	12,713	623,700
Apartment Investment and Management Co.	4,765	125,844
Assurant Inc.	3,526	142,803
AvalonBay Communities Inc.	3,740	528,649
Bank of America Corp.	419,560	4,015,189
Bank of New York Mellon Corp.	47,096	1,136,426
BB&T Corp.	27,257	855,597
Berkshire Hathaway Inc. Class B (a)	68,735	5,577,845
BlackRock Inc.	3,935	806,282
Boston Properties Inc.	5,797	608,627
Capital One Financial Corp.	21,635	1,205,935
CBRE Group Inc. (a)	12,863	256,745
Charles Schwab Corp., The	42,246	607,075
Chubb Corp., The	10,599	732,497
Cincinnati Financial Corp.	6,326	218,310
Citigroup Inc.	114,493	4,184,719
CME Group Inc.	2,598	751,679
Comerica Inc.	7,627	246,810
Discover Financial Services	20,717	690,705
E*TRADE Financial Corp. (a)	9,863	108,000
Equity Residential	11,738	735,034
Federated Investors Inc. Class B	3,832	85,875
Fifth Third Bancorp	35,930	504,817
First Horizon National Corp.	9,808	101,807
Franklin Resources Inc.	5,571	690,971
Genworth Financial Inc. Class A (a)	18,959	157,739
Goldman Sachs Group Inc., The	19,348	2,406,311
Hartford Financial Services Group Inc.	17,404	366,876
HCP Inc.	16,010	631,755
Healthcare Realty Trust Inc.	8,220	451,771
Host Hotels & Resorts Inc.	27,661	454,194
Hudson City Bancorp Inc.	21,240	155,264
Huntington Bancshares Inc.	34,400	221,880
IntercontinentalExchange Inc. (a)	2,838	389,998
Invesco Ltd.	17,438	465,071
JPMorgan Chase & Co.	149,235	6,861,825
KeyCorp	37,257	316,684
Kimco Realty Corp.	16,045	309,027
Legg Mason Inc.	4,813	134,427

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Leucadia National Corp.	7,710	$201,231
Lincoln National Corp.	11,292	297,657
Loews Corp.	11,944	476,207
M&T Bank Corp.	4,920	427,450
Marsh & McLennan Companies Inc.	21,244	696,591
MetLife Inc.	41,452	1,548,232
Moody’s Corp.	7,764	326,864
Morgan Stanley	59,561	1,169,778
NASDAQ OMX Group Inc., The (a)	4,707	121,911
Northern Trust Corp.	9,476	449,636
NYSE Euronext	10,022	300,760
People’s United Financial Inc.	14,333	189,769
Plum Creek Timber Co. Inc.	6,310	262,244
PNC Financial Services Group Inc.	20,625	1,330,106
Principal Financial Group Inc.	11,842	349,457
Progressive Corp., The	24,045	557,363
ProLogis Inc.	17,949	646,523
Prudential Financial Inc.	18,373	1,164,664
Public Storage	5,561	768,363
Regions Financial Corp.	49,649	327,187
Simon Property Group Inc.	11,972	1,744,081
SLM Corp.	20,178	318,005
State Street Corp.	19,070	867,685
Suntrust Banks Inc.	20,687	500,005
T. Rowe Price Group Inc.	9,910	647,123
Torchmark Corp.	3,849	191,873
Travelers Companies Inc., The	15,366	909,667
Unum Group	11,205	274,298
US Bancorp	74,706	2,366,686
Ventas Inc.	11,280	644,088
Vornado Realty Trust	7,219	607,840
Wells Fargo & Co.	206,152	7,038,029
Weyerhaeuser Co.	21,070	461,854
XL Group PLC	12,278	266,310
Zions Bancorporation	7,363	158,013

		74,328,183

Health Care (11.36%)
Abbott Laboratories	61,470	3,767,496
Aetna Inc.	13,697	687,042
Agilent Technologies Inc.	13,668	608,363
Allergan Inc.	11,902	1,135,808
AmerisourceBergen Corp.	10,080	399,974
Amgen Inc.	30,918	2,102,115
Baxter International Inc.	21,905	1,309,481
Becton, Dickinson and Co.	8,213	637,739
Biogen Idec Inc. (a)	9,332	1,175,552
Boston Scientific Corp. (a)	57,206	342,092
Bristol-Myers Squibb Co.	65,992	2,227,230
Cardinal Health Inc.	13,501	582,028
CareFusion Corp. (a)	8,932	231,607
Celgene Corp. (a)	17,154	1,329,778
Cerner Corp. (a)	5,709	434,797
Cigna Corp.	11,201	551,649
Coventry Health Care Inc.	5,551	197,449

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Covidien PLC	18,954	$1,036,405
CR Bard Inc.	3,286	324,394
DaVita Inc. (a)	3,659	329,932
DENTSPLY International Inc.	5,474	219,672
Edwards Lifesciences Corp. (a)	4,495	326,921
Eli Lilly & Co.	39,921	1,607,619
Express Scripts Inc. (a)	18,872	1,022,485
Forest Laboratories Inc. (a)	10,320	358,001
Gilead Sciences Inc. (a)	29,606	1,446,253
Hospira Inc. (a)	6,396	239,146
Humana Inc.	6,420	593,722
Intuitive Surgical Inc. (a)	1,536	832,128
Johnson & Johnson	107,316	7,078,563
Laboratory Corp. of America Holdings (a)	3,825	350,140
Life Technologies Corp. (a)	6,911	337,395
McKesson Corp.	9,621	844,435
Medco Health Solutions Inc. (a)	15,204	1,068,841
Medtronic Inc.	40,679	1,594,210
Merck & Co. Inc.	119,002	4,569,677
Mylan Inc. (a)	16,705	391,732
Patterson Companies Inc.	3,431	114,595
PerkinElmer Inc.	4,436	122,700
Perrigo Co.	3,601	372,019
Pfizer Inc.	294,706	6,678,038
Quest Diagnostics Inc.	6,181	377,968
St. Jude Medical Inc.	12,528	555,116
Stryker Corp.	12,581	697,994
Tenet Healthcare Corp. (a)	15,420	81,880
Thermo Fisher Scientific Inc.	14,302	806,347
UnitedHealth Group Inc.	40,851	2,407,758
Varian Medical Systems Inc. (a)	4,473	308,458
Waters Corp. (a)	3,471	321,623
Watson Pharmaceuticals Inc. (a)	4,971	333,355
WellPoint Inc.	13,086	965,747
Zimmer Holdings Inc.	6,927	445,269

		56,880,738

Industrials (10.49%)
3M Co.	27,152	2,422,230
Avery Dennison Corp.	4,156	125,220
Boeing Co., The	29,153	2,168,109
Caterpillar Inc.	25,315	2,696,554
CH Robinson Worldwide Inc.	6,404	419,398
Cintas Corp.	4,217	164,969
Cooper Industries PLC	6,197	396,298
CSX Corp.	41,274	888,216
Cummins Inc.	7,495	899,700
Danaher Corp.	22,366	1,252,496
Deere & Co.	15,708	1,270,777
Dover Corp.	7,166	451,028
Dun & Bradstreet Corp.	1,815	153,785
Eaton Corp.	13,089	652,225
Emerson Electric Co.	28,620	1,493,392
Equifax Inc.	4,584	202,888

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Expeditors International of Washington Inc.	8,238	$383,149
Fastenal Co.	11,559	625,342
FedEx Corp.	12,294	1,130,556
Flowserve Corp.	2,162	249,733
Fluor Corp.	6,633	398,245
General Dynamics Corp.	14,005	1,027,687
General Electric Co.	413,663	8,302,216
Goodrich Corp.	4,929	618,294
Honeywell International Inc.	30,312	1,850,548
Illinois Tool Works Inc.	18,994	1,084,937
Ingersoll-Rand PLC	11,624	480,652
Iron Mountain Inc.	6,685	192,528
Jacobs Engineering Group Inc. (a)	5,048	223,980
Joy Global Inc.	4,137	304,070
L-3 Communications Holdings Inc.	3,806	269,351
Lockheed Martin Corp.	10,423	936,611
Masco Corp.	13,588	181,672
Norfolk Southern Corp.	12,906	849,602
Northrop Grumman Corp.	9,875	603,165
PACCAR Inc.	14,052	658,055
Pall Corp.	4,532	270,243
Parker Hannifin Corp.	5,892	498,169
Pitney Bowes Inc.	7,872	138,390
Precision Castparts Corp.	5,675	981,208
Quanta Services Inc. (a)	8,453	176,668
Raytheon Co.	13,286	701,235
Republic Services Inc.	12,297	375,796
Robert Half International Inc.	5,682	172,165
Rockwell Automation Inc.	5,567	443,690
Rockwell Collins Inc.	5,806	334,193
Roper Industries Inc.	3,760	372,842
RR Donnelley & Sons Co.	6,591	81,662
Ryder System Inc.	2,002	105,706
Snap-on Inc.	2,283	139,195
Southwest Airlines Co.	29,718	244,876
Stanley Black & Decker Inc.	6,628	510,091
Stericycle Inc. (a)	3,362	281,198
Textron Inc.	10,820	301,121
Tyco International Ltd.	18,094	1,016,521
Union Pacific Corp.	18,767	2,017,077
United Parcel Service Inc. Class B	37,479	3,025,305
United Technologies Corp.	35,582	2,951,171
Waste Management Inc.	18,010	629,630
WW Grainger Inc.	2,384	512,107
Xylem Inc.	7,301	202,599

		52,510,536

Information Technology (20.41%)
Accenture PLC Class A	25,302	1,631,979
Adobe Systems Inc. (a)	19,322	662,938
Advanced Micro Devices Inc. (a)	23,510	188,550
Akamai Technologies Inc. (a)	6,858	251,689
Altera Corp.	12,601	501,772
Amphenol Corp. Class A	6,409	383,066
Analog Devices Inc.	11,743	474,417

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Apple Inc. (a)	36,450	$21,850,682
Applied Materials Inc.	50,409	627,088
Autodesk Inc. (a)	8,766	370,977
Automatic Data Processing Inc.	19,179	1,058,489
BMC Software Inc. (a)	6,539	262,606
Broadcom Corp. Class A (a)	19,176	753,617
CA Inc.	14,336	395,100
Cisco Systems Inc.	210,557	4,453,281
Citrix Systems Inc. (a)	7,282	574,623
Cognizant Technology Solutions Corp. Class A (a)	11,864	912,935
Computer Sciences Corp.	6,018	180,179
Corning Inc.	59,489	837,605
Dell Inc. (a)	59,446	986,804
eBay Inc. (a)	44,729	1,650,053
Electronic Arts Inc. (a)	13,237	218,146
EMC Corp. (a)	80,263	2,398,258
F5 Networks Inc. (a)	3,101	418,511
Fidelity National Information Services Inc.	9,165	303,545
First Solar Inc. (a)	2,324	58,216
Fiserv Inc. (a)	5,388	373,873
FLIR Systems Inc.	6,151	155,682
Google Inc. Class A (a)	9,914	6,357,253
Harris Corp.	4,373	197,135
Hewlett-Packard Co.	77,258	1,841,058
Intel Corp.	195,310	5,490,164
International Business Machines Corp.	45,297	9,451,219
Intuit Inc.	11,471	689,751
Jabil Circuit Inc.	7,239	181,844
JDS Uniphase Corp. (a)	9,156	132,670
Juniper Networks Inc. (a)	20,484	468,674
KLA-Tencor Corp.	6,536	355,689
Lexmark International Inc.	2,857	94,967
Linear Technology Corp.	8,952	301,682
LSI Corp. (a)	22,100	191,828
MasterCard Inc. Class A	4,146	1,743,559
Microchip Technology Inc.	7,498	278,926
Micron Technology Inc. (a)	38,349	310,627
Microsoft Corp.	291,945	9,415,226
Molex Inc.	5,481	154,126
Motorola Mobility Holdings Inc. (a)	10,180	399,463
Motorola Solutions Inc.	11,503	584,698
NetApp Inc. (a)	14,191	635,331
Novellus Systems Inc. (a)	2,761	137,802
NVIDIA Corp. (a)	23,717	365,005
Oracle Corp.	153,251	4,468,799
Paychex Inc.	12,761	395,463
QUALCOMM Inc.	66,124	4,497,754
Red Hat Inc. (a)	7,451	446,240
SAIC Inc. (a)	11,026	145,543
Salesforce.com Inc. (a)	5,314	821,066
SanDisk Corp. (a)	9,476	469,915
Symantec Corp. (a)	28,739	537,419
TE Connectivity Ltd.	16,661	612,292
Teradata Corp. (a)	6,535	445,360

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Teradyne Inc. (a)	7,289	$123,111
Texas Instruments Inc.	44,761	1,504,417
Total System Services Inc.	6,408	147,833
VeriSign Inc.	6,322	242,385
Visa Inc. Class A	19,447	2,294,746
Western Digital Corp. (a)	9,078	375,738
Western Union Co.	24,300	427,680
Xerox Corp.	52,057	420,621
Xilinx Inc.	10,236	372,897
Yahoo! Inc. (a)	47,444	722,098

		102,184,755

Materials (3.44%)
Air Products & Chemicals Inc.	8,248	757,166
Airgas Inc.	2,687	239,062
Alcoa Inc.	41,967	420,509
Allegheny Technologies Inc.	4,227	174,026
Ball Corp.	6,101	261,611
Bemis Company Inc.	4,124	133,164
CF Industries Holdings Inc.	2,558	467,219
Cliffs Natural Resources Inc.	5,533	383,216
Dow Chemical Co., The	46,341	1,605,252
E.I. du Pont de Nemours & Co.	36,445	1,927,940
Eastman Chemical Co.	5,273	272,561
Ecolab Inc.	11,386	702,744
FMC Corp.	2,692	284,975
Freeport-McMoRan Copper & Gold Inc.	37,123	1,412,159
International Flavors & Fragrances Inc.	3,177	186,172
International Paper Co.	17,051	598,490
MeadWestvaco Corp.	6,775	214,022
Monsanto Co.	20,931	1,669,457
Mosaic Co., The	11,705	647,169
Newmont Mining Corp.	19,369	993,049
Nucor Corp.	12,388	532,065
Owens-Illinois Inc. (a)	6,278	146,529
PPG Industries Inc.	5,921	567,232
Praxair Inc.	11,638	1,334,180
Sealed Air Corp.	7,508	144,979
Sherwin-Williams Co., The	3,380	367,305
Sigma-Aldrich Corp.	4,685	342,286
Titanium Metals Corp.	3,334	45,209
United States Steel Corp.	5,676	166,704
Vulcan Materials Co.	5,001	213,694

		17,210,146

Telecommunication Services (2.76%)
AT&T Inc.	231,778	7,238,427
CenturyLink Inc.	24,278	938,345
Crown Castle International Corp. (a)	9,831	524,386
Frontier Communications Corp.	38,966	162,488
MetroPCS Communications Inc. (a)	11,790	106,346
Sprint Nextel Corp. (a)	115,583	329,411
Verizon Communications Inc.	110,852	4,237,872
Windstream Corp.	22,815	267,164

		13,804,439

	Shares	Value
Common Stocks (Cont.)
Utilities (3.35%)
AES Corp., The (a)	25,151	$328,724
AGL Resources Inc.	4,578	179,549
Ameren Corp.	9,615	313,257
American Electric Power Company Inc.	18,899	729,123
CenterPoint Energy Inc.	16,832	331,927
CMS Energy Corp.	10,058	221,276
Consolidated Edison Inc.	11,379	664,761
Dominion Resources Inc.	22,288	1,141,368
DTE Energy Co.	6,536	359,676
Duke Energy Corp.	52,223	1,097,205
Edison International	12,620	536,476
Entergy Corp.	6,941	466,435
Exelon Corp.	33,273	1,304,634
FirstEnergy Corp.	16,376	746,582
Integrys Energy Group Inc.	2,998	158,864
NextEra Energy Inc.	16,270	993,772
NiSource Inc.	11,105	270,407
Northeast Utilities	6,928	257,167
NRG Energy Inc. (a)	9,140	143,224
ONEOK Inc.	4,062	331,703
Pepco Holdings Inc.	8,760	165,476
PG&E Corp.	16,110	699,335
Pinnacle West Capital Corp.	4,169	199,695
PPL Corp.	22,645	639,948
Progress Energy Inc.	11,541	612,943
Public Service Enterprise Group Inc.	19,783	605,558
SCANA Corp.	4,465	203,649
Sempra Energy	9,418	564,703
Southern Co.	33,878	1,522,139
TECO Energy Inc.	8,283	145,367
Wisconsin Energy Corp.	9,010	316,972
Xcel Energy Inc.	19,032	503,776

		16,755,691

Total Common Stocks
(cost $464,679,401)		497,633,815

Short-term Investments (0.39%)
State Street Institutional U.S. Government Money Market Fund	1,961,664	1,961,664

Total Short-term Investments
(cost $1,961,664)		1,961,664

TOTAL INVESTMENTS (99.80%)
(cost $466,641,065)		499,595,479
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.20%)		990,703

NET ASSETS (100.00%)		$500,586,182

(a)	Non-income producing security.

(b)	At March 31, 2012, cash in the amount of $219,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.11%)
Consumer Discretionary (13.59%)
1-800-FLOWERS.COM Inc. (a)	5,246	$15,895
Aeropostale Inc. (a)	15,750	340,515
AFC Enterprises Inc. (a)	4,850	82,256
AH Belo Corp. Class A	3,621	17,707
Ambassadors Group Inc.	3,525	18,859
American Axle & Manufacturing Holdings Inc. (a)	12,959	151,750
American Greetings Corp. Class A	7,416	113,761
American Public Education Inc. (a)	3,489	132,582
America’s Car-Mart Inc. (a)	1,688	74,238
Amerigon Inc. (a)	5,705	92,307
Ameristar Casinos Inc.	6,330	117,928
Ann Inc. (a)	9,414	269,617
Arbitron Inc.	5,275	195,070
Archipelago Learning Inc. (a)	2,577	28,656
Arctic Cat Inc. (a)	2,362	101,164
Asbury Automotive Group Inc. (a)	5,705	154,035
Ascena Retail Group Inc. (a)	12,231	542,078
Ascent Capital Group LLC Class A (a)	2,817	133,216
Barnes & Noble Inc. (a)	5,645	74,796
Beazer Homes USA Inc. (a)	14,896	48,412
bebe stores inc.	7,363	67,960
Belo Corp. Class A	18,157	130,186
Benihana Inc.	2,802	36,566
Big 5 Sporting Goods Corp.	4,178	32,756
Biglari Holdings Inc. (a)	238	95,878
BJ’s Restaurants Inc. (a)	4,658	234,530
Black Diamond Inc. (a)	3,602	33,355
Blue Nile Inc. (a)	2,322	76,580
Blyth Inc.	1,017	76,102
Bob Evans Farms Inc.	5,866	221,266
Body Central Corp. (a)	2,264	65,701
Bon-Ton Stores Inc., The	2,364	21,843
Boyd Gaming Corp. (a)	10,558	82,775
Bravo Brio Restaurant Group Inc. (a)	3,784	75,529
Bridgepoint Education Inc. (a)	3,488	86,328
Brown Shoe Co. Inc.	8,144	75,169
Brunswick Corp.	17,334	446,350
Buckle Inc., The	5,243	251,140
Buffalo Wild Wings Inc. (a)	3,558	322,675
Build-A-Bear Workshop Inc. (a)	2,910	15,278
Cabela’s Inc. (a)	8,407	320,727
Caesars Entertainment Corp. (a)	7,158	105,509
Callaway Golf Co.	12,450	84,162
Cambium Learning Group Inc. (a)	3,282	8,697
Capella Education Co. (a)	2,668	95,915
Caribou Coffee Company Inc. (a)	2,548	47,495
Carrols Restaurant Group Inc. (a)	2,452	37,393
Carter’s Inc. (a)	9,581	476,846
Casual Male Retail Group Inc. (a)	8,418	28,284
Cato Corp. Class A	5,379	148,676
Cavco Industries Inc. (a)	1,339	62,371
CEC Entertainment Inc.	3,504	132,837
Central European Media Enterprises Ltd. Class A (a)	7,189	51,042
Charming Shoppes Inc. (a)	22,585	133,252
Cheesecake Factory Inc., The (a)	10,617	312,034

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cherokee Inc.	1,671	$19,033
Children’s Place Retail Stores Inc., The (a)	4,752	245,536
Christopher & Banks Corp.	7,073	13,156
Churchill Downs Inc.	2,462	137,626
Cinemark Holdings Inc.	18,095	397,185
Citi Trends Inc. (a)	2,894	33,165
Coinstar Inc. (a)	6,108	388,163
Coldwater Creek Inc. (a)	14,356	16,653
Collective Brands Inc. (a)	11,993	235,782
Columbia Sportswear Co.	2,375	112,694
Conn’s Inc. (a)	2,854	43,809
Cooper Tire & Rubber Co.	12,063	183,599
Core-Mark Holding Co. Inc.	2,184	89,413
Corinthian Colleges Inc. (a)	15,222	63,019
Cost Plus Inc. (a)	3,739	66,928
Cracker Barrel Old Country Store Inc.	4,465	249,147
Crocs Inc. (a)	17,569	367,543
Crown Media Holdings Inc. (a)	6,403	10,181
CSS Industries Inc.	1,503	29,248
Cumulus Media Inc. Class A (a)	7,485	26,123
Dana Holding Corp.	28,389	440,030
Delta Apparel Inc. (a)	1,315	21,605
Denny’s Corp. (a)	19,379	78,291
Destination Maternity Corp.	2,044	37,957
Dial Global Inc. (a)	1,035	2,412
Digital Domain Media Group Inc. (a)	720	4,097
Digital Generation Inc. (a)	5,386	54,991
DineEquity Inc. (a)	3,006	149,098
Domino’s Pizza Inc.	11,331	411,315
Dorman Products Inc. (a)	2,118	107,171
Drew Industries Inc. (a)	3,693	100,856
E.W. Scripps Co Class A (a)	6,094	60,148
Einstein Noah Restaurant Group Inc.	1,099	16,397
Entercom Communications Corp. Class A (a)	4,788	31,074
Entravision Communications Corp. Class A	9,793	16,746
Ethan Allen Interiors Inc.	4,709	119,232
Exide Technologies (a)	15,049	47,103
Express Inc. (a)	10,756	268,685
Finish Line Inc. Class A, The	10,081	213,919
Fisher Communications Inc. (a)	1,745	53,606
Francesca’s Holdings Corp. (a)	1,959	61,924
Fred’s Inc. Class A	7,262	106,098
Fuel Systems Solutions Inc. (a)	3,203	83,790
Furniture Brands International Inc. (a)	8,259	13,875
Gaylord Entertainment Co. (a)	6,933	213,536
Geeknet Inc. (a)	820	11,857
Genesco Inc. (a)	4,613	330,521
G-III Apparel Group Ltd. (a)	3,252	92,422
Global Sources Ltd. (a)	2,395	14,753
GNC Holdings Inc. Class A	4,411	153,900
Gordmans Stores Inc. (a)	1,003	22,036
Grand Canyon Education Inc. (a)	5,622	99,847
Gray Television Inc. (a)	9,777	18,479

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Group 1 Automotive Inc.	4,430	$248,833
Harte-Hanks Inc.	8,494	76,871
Haverty Furniture Companies Inc.	3,737	41,481
Helen of Troy Ltd. (a)	5,974	203,176
hhgregg Inc. (a)	3,287	37,406
Hibbett Sports Inc. (a)	5,331	290,806
Hillenbrand Inc.	12,181	279,554
Hot Topic Inc.	8,143	82,651
Hovnanian Enterprises Inc. (a)	12,683	31,073
HSN Inc.	7,786	296,102
Iconix Brand Group Inc. (a)	14,167	246,222
International Speedway Corp. Class A	5,674	157,454
Interval Leisure Group Inc.	7,773	135,250
iRobot Corp. (a)	4,660	127,032
Isle of Capri Casinos Inc. (a)	3,849	27,174
Jack in the Box Inc. (a)	8,595	206,022
JAKKS Pacific Inc.	5,311	92,677
Jamba Inc. (a)	12,973	26,854
Johnson Outdoors Inc. Class A (a)	859	16,407
Jones Group Inc., The	15,782	198,222
Jos. A. Bank Clothiers Inc. (a)	5,379	271,155
Journal Communications Inc. Class A (a)	8,510	47,911
K12 Inc. (a)	5,092	120,324
KB Home	14,971	133,242
Kenneth Cole Productions Inc. (a)	1,478	23,796
Kirkland’s Inc. (a)	3,008	48,669
Knology Inc. (a)	5,900	107,380
Krispy Kreme Doughnuts Inc. (a)	11,391	83,154
K-Swiss Inc. Class A (a)	5,166	21,181
La-Z-Boy Inc. (a)	10,092	150,976
Leapfrog Enterprises Inc. (a)	8,136	68,017
Libbey Inc. (a)	3,794	49,094
Life Time Fitness Inc. (a)	8,242	416,798
Lifetime Brands Inc.	1,868	20,996
Lin TV Corp. (a)	5,821	23,575
Lincoln Educational Services Corp.	4,458	35,263
Lions Gate Entertainment Corp. (a)	8,709	121,229
Lithia Motors Inc. Class A	4,268	111,822
Live Nation Entertainment Inc. (a)	27,477	258,284
Liz Claiborne Inc. (a)	18,428	246,198
Luby’s Inc. (a)	3,673	22,295
Lumber Liquidators Holdings Inc. (a)	4,467	112,166
M.D.C. Holdings Inc.	7,278	187,700
M/I Homes Inc. (a)	3,582	44,274
Mac-Gray Corp.	2,361	35,722
Maidenform Brands Inc. (a)	4,544	102,285
Marcus Corp.	3,998	50,175
Marine Products Corp.	1,947	11,585
MarineMax Inc. (a)	4,465	36,747
Martha Stewart Living Omnimedia Inc.	5,063	19,290
Matthews International Corp.	5,743	181,709
Mattress Firm Holding Corp. (a)	1,116	42,296
McClatchy Co. Class A, The (a)	11,283	32,608
MDC Partners Inc. Class A	4,916	54,666
Men’s Wearhouse Inc., The	10,035	389,057

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Meredith Corp.	7,040	$228,518
Meritage Homes Corp. (a)	5,450	147,477
Modine Manufacturing Co. (a)	9,062	80,017
Monarch Casino & Resort Inc. (a)	1,635	16,840
Monro Muffler Brake Inc.	5,919	245,579
Morgans Hotel Group Co. (a)	4,322	21,394
Motorcar Parts of America Inc. (a)	2,377	22,867
Movado Group Inc.	3,327	81,678
Multimedia Games Holding Company Inc. (a)	5,221	57,222
National American University Holdings Inc.	1,801	11,346
National CineMedia Inc.	10,663	163,144
New York & Co. Inc. (a)	5,088	18,978
New York Times Co. Class A, The (a)	26,683	181,178
Nexstar Broadcasting Group Inc. Class A (a)	2,095	17,409
NutriSystem Inc.	5,280	59,294
O’Charley’s Inc. (a)	3,472	34,164
Office Depot Inc. (a)	53,916	186,010
OfficeMax Inc. (a)	16,809	96,147
Orbitz Worldwide Inc. (a)	4,308	13,139
Orient-Express Hotels Ltd. Class A (a)	18,594	189,659
Outdoor Channel Holdings Inc.	2,634	19,255
Overstock.com Inc. (a)	2,300	12,052
Oxford Industries Inc.	2,504	127,253
Pacific Sunwear of California Inc. (a)	9,373	16,496
Papa John’s International Inc. (a)	3,651	137,497
Peet’s Coffee & Tea Inc. (a)	2,488	183,366
Penske Automotive Group Inc.	8,670	213,542
Pep Boys-Manny, Moe & Jack, The	10,327	154,079
Perry Ellis International Inc. (a)	2,362	44,099
PetMed Express Inc.	4,025	49,830
PF Chang’s China Bistro Inc.	4,155	164,206
Pier 1 Imports Inc. (a)	19,134	347,856
Pinnacle Entertainment Inc. (a)	11,985	137,947
Pool Corp.	9,389	351,336
Quiksilver Inc. (a)	25,228	101,921
R.G. Barry Corp.	1,689	20,606
ReachLocal Inc. (a)	1,912	13,633
Red Lion Hotels Corp. (a)	2,646	21,724
Red Robin Gourmet Burgers Inc. (a)	2,528	94,016
Regis Corp.	11,253	207,393
Rent-A-Center Inc.	11,446	432,086
Rentrak Corp. (a)	1,904	43,221
Ruby Tuesday Inc. (a)	12,539	114,481
Rue21 Inc. (a)	2,917	85,585
Ruth’s Hospitality Group Inc. (a)	6,683	50,724
Ryland Group Inc.	8,618	166,155
Saga Communications Inc. Class A (a)	710	25,418
Saks Inc. (a)	22,438	260,505
Scholastic Corp.	5,179	182,715
School Specialty Inc. (a)	3,162	11,193
Scientific Games Corp. Class A (a)	11,373	132,609
Sealy Corp. (a)	10,019	20,238
Select Comfort Corp. (a)	10,809	350,104

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Shiloh Industries Inc.	1,011	$9,635
Shoe Carnival Inc. (a)	1,784	57,480
Shuffle Master Inc. (a)	10,510	184,976
Shutterfly Inc. (a)	5,824	182,466
Sinclair Broadcast Group Inc. Class A	9,801	108,399
Six Flags Entertainment Corp.	8,117	379,632
Skechers U.S.A. Inc. (a)	7,214	91,762
Skullcandy Inc. (a)	1,885	29,840
Skyline Corp.	1,361	10,412
Smith & Wesson Holding Corp. (a)	11,631	90,140
Sonic Automotive Inc.	7,888	141,274
Sonic Corp. (a)	12,046	92,513
Sotheby’s	13,161	517,754
Spartan Motors Inc.	6,455	34,147
Speedway Motorsports Inc.	2,277	42,534
Stage Stores Inc.	6,074	98,642
Standard Motor Products Inc.	3,823	67,820
Standard Pacific Corp. (a)	20,735	92,478
Stein Mart Inc. (a)	5,263	34,736
Steiner Leisure Ltd. (a)	2,944	143,756
Steinway Musical Instruments Inc. (a)	1,257	31,425
Steven Madden Ltd. (a)	7,364	314,811
Stewart Enterprises Inc.	14,543	88,276
Stoneridge Inc. (a)	5,222	51,646
Strayer Education Inc.	2,385	224,858
Sturm, Ruger & Company Inc.	3,697	181,523
Summer Infant Inc. (a)	2,460	14,760
Superior Industries International Inc.	4,565	89,200
Systemax Inc. (a)	2,095	35,322
Talbots Inc. (a)	13,646	41,347
Teavana Holdings Inc. (a)	1,397	27,549
Tenneco Inc. (a)	11,775	437,441
Texas Roadhouse Inc. Class A	12,256	203,940
Tower International Inc. (a)	1,307	15,919
Town Sports International Holdings Inc. (a)	4,047	51,114
True Religion Apparel Inc. (a)	5,006	137,164
Tuesday Morning Corp. (a)	8,089	31,062
Unifi Inc. (a)	2,758	26,642
Universal Electronics Inc. (a)	2,874	57,423
Universal Technical Institute Inc.	4,332	57,139
US Auto Parts Network Inc. (a)	2,888	10,426
Vail Resorts Inc.	7,017	303,485
Valassis Communications Inc. (a)	8,708	200,284
Value Line Inc.	145	1,781
ValueVision Media Inc. Class A (a)	7,837	16,223
Vera Bradley Inc. (a)	3,836	115,809
Vitamin Shoppe Inc. (a)	4,820	213,092
VOXX International Corp. (a)	3,512	47,623
Warnaco Group Inc., The (a)	7,860	459,024
West Marine Inc. (a)	2,888	34,598
Wet Seal Inc. Class A (a)	17,361	59,895
Weyco Group Inc.	1,376	32,611
Winmark Corp.	429	24,856
Winnebago Industries Inc. (a)	5,741	56,262
Wolverine World Wide Inc.	9,672	359,605

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
World Wrestling Entertainment Inc.	5,230	$46,390
Zagg Inc. (a)	4,250	45,178
Zale Corp. (a)	6,155	19,019
Zumiez Inc. (a)	4,123	148,880

		32,775,928

Consumer Staples (3.46%)
Alico Inc.	653	15,091
Alliance One International Inc. (a)	17,016	64,150
Andersons Inc., The	3,622	176,355
Arden Group Inc. Class A	240	21,814
B&G Foods Inc. Class A	9,297	209,275
Boston Beer Co. Inc. (a)	1,611	172,039
Calavo Growers Inc.	2,269	60,764
Cal-Maine Foods Inc.	2,781	106,401
Casey’s General Stores Inc.	7,396	410,182
Central European Distribution Corp. (a)	14,351	73,334
Central Garden & Pet Co. (a)	8,208	79,043
Chefs’ Warehouse Inc., The (a)	1,901	43,989
Chiquita Brands International Inc. (a)	8,778	77,159
Coca-Cola Bottling Co. Consolidated	878	55,086
Craft Brew Alliance Inc. (a)	1,834	14,048
Darling International Inc. (a)	22,779	396,810
Diamond Foods Inc.	4,316	98,491
Dole Food Company Inc. (a)	6,968	69,541
Elizabeth Arden Inc. (a)	4,749	166,120
Farmer Brothers Co. (a)	1,392	15,159
Female Health Co., The	3,747	20,309
Fresh Del Monte Produce Inc.	7,050	161,022
Fresh Market Inc., The (a)	5,486	263,054
Griffin Land & Nurseries Inc.	530	13,997
Hain Celestial Group Inc., The (a)	6,975	305,575
Harbinger Group Inc. (a)	1,801	9,329
Imperial Sugar Co.	2,344	10,993
Ingles Markets Inc.	2,454	43,289
Inter Parfums Inc.	3,176	49,831
J&J Snack Foods Corp.	2,788	146,258
Lancaster Colony Corp.	3,652	242,712
Lifeway Foods Inc. (a)	853	7,890
Limoneira Co.	1,542	26,044
Medifast Inc. (a)	2,678	46,758
MGP Ingredients Inc.	2,179	11,723
Nash Finch Co.	2,350	66,787
National Beverage Corp. (a)	2,282	36,603
Nature’s Sunshine Products Inc. (a)	2,220	35,564
Nu Skin Enterprises Inc.	10,671	617,958
Nutraceutical International Corp. (a)	1,887	27,475
Oil-Dri Corporation of America	882	18,778
Omega Protein Corp. (a)	3,680	28,005
Pantry Inc., The (a)	4,471	58,168
Pilgrim’s Pride Corp. (a)	11,742	87,595
Prestige Brands Holdings Inc. (a)	9,737	170,203
PriceSmart Inc.	3,459	251,850
Primo Water Corp. (a)	2,918	5,690
Revlon Inc. Class A (a)	2,075	35,794
Rite Aid Corp. (a)	114,536	199,293

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Roundy’s Inc. (a)	3,732	$39,932
Ruddick Corp.	9,532	382,233
Sanderson Farms Inc.	4,285	227,234
Schiff Nutrition International Inc. (a)	2,295	28,206
Seneca Foods Corp. Class A (a)	1,833	48,281
Smart Balance Inc. (a)	11,736	77,575
Snyders-Lance Inc.	9,163	236,864
Spartan Stores Inc.	4,378	79,329
Spectrum Brands Holdings Inc. (a)	3,254	113,760
Star Scientific Inc. (a)	20,697	67,886
Susser Holdings Corp. (a)	1,784	45,795
Synutra International Inc. (a)	3,452	20,298
Tootsie Roll Industries Inc.	4,768	109,235
TreeHouse Foods Inc. (a)	6,895	410,252
United Natural Foods Inc. (a)	9,415	439,304
Universal Corp.	4,521	210,679
USANA Health Sciences Inc. (a)	1,247	46,551
Vector Group Ltd.	9,384	166,284
Village Super Market Inc. Class A	1,202	37,971
WD-40 Co.	3,124	141,673
Weis Markets Inc.	2,140	93,304

		8,346,044

Energy (6.41%)
Abraxas Petroleum Corp. (a)	16,149	50,385
Alon USA Energy Inc.	2,127	19,249
Amyris Inc. (a)	3,493	18,094
Apco Oil and Gas International Inc.	1,774	120,934
Approach Resources Inc. (a)	5,053	186,708
ATP Oil & Gas Corp. (a)	8,679	63,791
Basic Energy Services Inc. (a)	4,735	82,152
Berry Petroleum Co.	10,006	471,583
Bill Barrett Corp. (a)	9,195	239,162
Bonanza Creek Energy Inc. (a)	1,945	42,498
BPZ Resources Inc. (a)	19,838	79,947
Bristow Group Inc.	7,112	339,456
C&J Energy Services Inc. (a)	2,332	41,486
Cal Dive International Inc. (a)	18,645	61,528
Callon Petroleum Co. (a)	7,740	48,685
CAMAC Energy Inc. (a)	11,300	11,300
Carrizo Oil & Gas Inc. (a)	7,555	213,504
Cheniere Energy Inc. (a)	29,997	449,355
Clayton Williams Energy Inc. (a)	1,141	90,641
Clean Energy Fuels Corp. (a)	9,619	204,692
Cloud Peak Energy Inc. (a)	11,852	188,802
Comstock Resources Inc. (a)	9,202	145,668
Contango Oil & Gas Co. (a)	2,375	139,911
Crimson Exploration Inc. (a)	3,822	15,861
Crosstex Energy Inc.	7,925	112,060
CVR Energy Inc. (a)	17,059	456,328
Dawson Geophysical Co. (a)	1,536	52,762
Delek US Holdings Inc.	2,760	42,808
DHT Holdings Inc.	12,764	12,253
DHT Holdings Inc. Rights (a) (b)	51	5,606
Dril-Quip Inc. (a)	6,674	433,943
Endeavour International Corp. (a)	7,316	86,695

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Energy Partners Ltd. (a)	5,652	$93,880
Energy XXI (Bermuda) Ltd. (a)	14,624	528,073
Evolution Petroleum Corp. (a)	3,186	29,630
Exterran Holdings Inc. (a)	12,386	163,371
Frontline Ltd.	10,145	78,015
FX Energy Inc. (a)	10,100	54,944
Gastar Exploration Ltd. (a)	11,141	33,312
Geokinetics Inc. (a)	1,978	3,481
GeoResources Inc. (a)	3,885	127,195
Gevo Inc. (a)	1,197	11,000
Global Geophysical Services Inc. (a)	3,576	37,941
GMX Resources Inc. (a)	12,666	16,086
Golar LNG Ltd.	7,762	295,344
Goodrich Petroleum Corp. (a)	5,107	97,135
Green Plains Renewable Energy Inc. (a)	3,312	35,736
Gulf Island Fabrication Inc.	2,775	81,224
GulfMark Offshore Inc. Class A (a)	4,622	212,427
Gulfport Energy Corp. (a)	8,858	257,945
Hallador Energy Co.	738	6,524
Harvest Natural Resources Inc. (a)	6,596	46,700
Heckmann Corp. (a)	19,399	83,610
Helix Energy Solutions Group Inc. (a)	20,667	367,873
Hercules Offshore Inc. (a)	25,976	122,866
Hornbeck Offshore Services Inc. (a)	6,003	252,306
Houston American Energy Corp. (a)	3,258	17,007
Hyperdynamics Corp. (a)	32,062	41,360
ION Geophysical Corp. (a)	25,482	164,359
Isramco Inc. (a)	219	19,132
James River Coal Co. (a)	6,985	35,763
Key Energy Services Inc. (a)	24,227	374,307
KiOR Inc. Class A (a)	2,113	28,251
Knightsbridge Tankers Ltd.	4,345	62,481
Kodiak Oil & Gas Corp. (a)	50,189	499,882
L&L Energy Inc. (a)	4,244	10,398
Lufkin Industries Inc.	6,560	529,064
Magnum Hunter Resources Corp. (a)	21,595	138,424
Magnum Hunter Resources Corp. Warrants (a) (b)	2,188	0
Matador Resources Co. (a)	2,690	29,456
Matrix Service Co. (a)	5,208	72,964
McMoRan Exploration Co. (a)	19,138	204,777
Miller Energy Resources Inc. (a)	5,918	24,974
Mitcham Industries Inc. (a)	2,350	52,781
Natural Gas Services Group (a)	2,365	31,218
Newpark Resources Inc. (a)	17,530	143,571
Nordic American Tankers Ltd.	10,248	162,738
Northern Oil and Gas Inc. (a)	12,299	255,081
Oasis Petroleum Inc. (a)	11,588	357,258
Overseas Shipholding Group Inc.	5,262	66,459
OYO Geospace Corp. (a)	848	89,320
Panhandle Oil & Gas Inc.	1,401	41,301
Parker Drilling Co. (a)	22,617	135,023
Patriot Coal Corp. (a)	17,652	110,148
Penn Virginia Corp.	8,896	40,477
Petroleum Development Corp. (a)	4,558	169,056

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Petroquest Energy Inc. (a)	10,977	$67,399
PHI Inc. (a)	2,575	59,611
Pioneer Drilling Co. (a)	12,101	106,489
Renewable Energy Group Inc. (a)	1,400	14,504
Rentech Inc. (a)	43,853	91,214
Resolute Energy Corp. (a)	9,067	103,182
REX American Resources Corp. (a)	1,206	37,024
Rex Energy Corp. (a)	7,993	85,365
RigNet Inc. (a)	1,062	18,617
Rosetta Resources Inc. (a)	10,287	501,594
Sanchez Energy Corp. (a)	1,945	43,665
Scorpio Tankers Inc. (a)	5,896	41,626
SemGroup Corp. Class A (a)	8,074	235,276
Ship Finance International Ltd.	8,789	134,472
Solazyme Inc. (a)	2,105	30,796
Stone Energy Corp. (a)	9,547	272,949
Swift Energy Co. (a)	8,255	239,643
Syntroleum Corp. (a)	17,617	17,000
Targa Resources Corp.	3,207	145,758
Teekay Tankers Ltd. Class A	10,082	61,198
Tesco Corp. (a)	5,885	83,508
TETRA Technologies Inc. (a)	14,884	140,207
Triangle Petroleum Corp. (a)	8,253	56,946
Union Drilling Inc. (a)	2,948	16,391
Uranerz Energy Corp. (a)	12,345	31,109
Uranium Energy Corp. (a)	14,446	56,339
Uranium Resources Inc. (a)	17,897	16,284
Ur-Energy Inc. (a)	19,535	23,833
USEC Inc. (a)	22,491	23,840
VAALCO Energy Inc. (a)	9,907	93,621
Vantage Drilling Co. (a)	33,519	53,630
Venoco Inc. (a)	5,845	63,360
Voyager Oil & Gas Inc. (a)	8,860	21,530
W&T Offshore Inc.	6,752	142,332
Warren Resources Inc. (a)	13,830	45,086
Western Refining Inc.	10,320	194,222
Westmoreland Coal Co. (a)	1,960	21,893
Willbros Group Inc. (a)	7,666	24,838
World Fuel Services Corp.	13,786	565,226
Zion Oil & Gas Inc. (a)	6,076	16,045

		15,469,117

Financials (21.47%)
1st Source Corp.	2,995	73,288
1st United Bancorp Inc. (a)	5,237	31,684
Acadia Realty Trust	8,254	186,045
Advance America Cash Advance Centers Inc.	10,818	113,481
AG Mortgage Investment Trust Inc.	1,939	38,276
Agree Realty Corp.	2,139	48,299
Alexander’s Inc.	401	157,946
Alliance Financial Corp.	962	29,158
Alterra Capital Holdings Ltd.	17,664	405,919
American Assets Trust Inc.	6,335	144,438
American Campus Communities Inc.	14,445	645,980

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Capital Mortgage Investment Corp.	3,375	$73,474
American Equity Investment Life Holding Co.	11,598	148,106
American Safety Insurance Holdings Ltd. (a)	2,096	39,510
Ameris Bancorp (a)	4,600	60,444
Amerisafe Inc. (a)	3,606	89,212
Ames National Corp.	1,650	39,270
AmTrust Financial Services Inc.	4,709	126,578
Anworth Mortgage Asset Corp.	25,844	170,054
Apollo Commercial Real Estate Finance Inc.	3,955	61,896
Apollo Residential Mortgage Inc.	1,991	36,595
Argo Group International Holdings Ltd.	5,314	158,729
Armour Residential REIT Inc.	34,550	233,212
Arrow Financial Corp.	1,975	48,190
Artio Global Investors Inc.	6,265	29,884
Ashford Hospitality Trust Inc.	10,210	91,992
Associated Estates Realty Corp.	8,191	133,841
Astoria Financial Corp.	16,960	167,226
AV Homes Inc. (a)	1,800	21,924
Baldwin & Lyons Inc.	1,692	37,867
BancFirst Corp.	1,321	57,543
Banco Latinoamericano de Comercio Exterior SA	5,419	114,395
Bancorp Inc., The (a)	5,711	57,338
BancorpSouth Inc.	18,292	246,393
Bank Mutual Corp.	8,954	36,174
Bank of Kentucky Financial Corp., The	1,145	29,461
Bank of Marin Bancorp	1,028	39,074
Bank of the Ozarks Inc.	5,479	171,274
BankFinancial Corp.	4,171	27,612
Banner Corp.	3,408	75,078
BBCN Bancorp Inc. (a)	14,336	159,560
Beneficial Mutual Bancorp Inc. (a)	6,473	56,574
Berkshire Hills Bancorp Inc.	4,098	93,926
BGC Partners Inc. Class A	14,872	109,904
BioMed Realty Trust Inc.	29,917	567,825
BofI Holding Inc. (a)	1,792	30,607
Boston Private Financial Holdings Inc.	15,079	149,433
Bridge Bancorp Inc.	1,385	29,043
Bridge Capital Holdings (a)	1,820	24,497
Brookline Bancorp Inc.	13,028	122,072
Bryn Mawr Bank Corp.	2,198	49,323
Calamos Asset Management Inc. Class A	3,720	48,769
California First National Bancorp	425	6,520
Camden National Corp.	1,518	53,358
Campus Crest Communities Inc.	5,985	69,785
Cape Bancorp Inc. (a)	2,200	17,556
Capital Bank Corp. (a)	3,045	6,821
Capital City Bank Group Inc.	2,290	17,060
CapLease Inc.	12,908	52,019

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capstead Mortgage Corp.	17,575	$230,408
Cardinal Financial Corp.	5,662	63,981
Cascade Bancorp (a)	1,276	7,248
Cash America International Inc.	5,715	273,920
Cathay General Bancorp	15,336	271,447
CBL & Associates Properties Inc.	28,856	545,956
Cedar Realty Trust Inc.	11,145	57,062
Center Bancorp Inc.	2,388	23,952
Centerstate Banks Inc.	6,055	49,409
Central Pacific Financial Corp. (a)	2,961	38,345
Century Bancorp Inc. Class A	607	16,571
Charter Financial Corp.	1,379	12,356
Chatham Lodging Trust	2,775	35,215
Chemical Financial Corp.	5,384	126,201
Chesapeake Lodging Trust	6,362	114,325
CIFC Corp. (a)	2,347	14,551
Citizens & Northern Corp.	2,333	46,660
Citizens Inc. (a)	7,415	73,260
City Holding Co.	3,001	104,195
Clifton Savings Bancorp Inc.	1,833	19,118
CNB Financial Corp.	2,504	41,842
CNO Financial Group Inc. (a)	43,157	335,761
CoBiz Financial Inc.	6,578	46,506
Cogdell Spencer Inc.	8,961	37,995
Cohen & Steers Inc.	3,481	111,044
Colonial Properties Trust	17,120	372,018
Colony Financial Inc.	6,448	105,618
Columbia Banking System Inc.	7,701	175,429
Community Bank System Inc.	7,536	216,886
Community Trust Bancorp Inc.	2,740	87,872
Compass Diversified Holdings	7,945	117,507
Consolidated-Tomoka Land Co.	860	25,585
Coresite Realty Corp.	3,867	91,223
Cousins Properties Inc.	17,975	136,250
Cowen Group Inc. Class A (a)	13,251	35,910
Crawford & Co. Class B	4,811	23,574
Credit Acceptance Corp. (a)	1,297	131,010
CreXus Investment Corp.	11,360	117,462
CubeSmart	23,910	284,529
CVB Financial Corp.	17,418	204,487
CYS Investments Inc.	21,782	285,126
DCT Industrial Trust Inc.	48,020	283,318
Delphi Financial Group Inc. Class A	9,383	420,077
DFC Global Corp. (a)	8,511	160,603
Diamond Hill Investment Group	487	35,868
DiamondRock Hospitality Co.	32,654	336,010
Dime Community Bancshares	6,110	89,267
Donegal Group Inc.	1,462	19,986
Doral Financial Corp. (a)	25,438	39,175
Duff & Phelps Corp. Class A	5,851	90,925
DuPont Fabros Technology Inc.	11,470	280,442
Dynex Capital Inc.	10,220	97,601
Eagle Bancorp Inc. (a)	3,249	54,388
EastGroup Properties Inc.	5,287	265,513
Edelman Financial Group Inc.	3,977	26,288
Education Realty Trust Inc.	17,907	194,112

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
eHealth Inc. (a)	3,984	$64,979
EMC Insurance Group Inc.	974	19,568
Employers Holdings Inc.	6,808	120,570
Encore Bancshares Inc. (a)	1,599	32,572
Enstar Group Ltd. (a)	1,328	131,459
Enterprise Bancorp Inc.	1,167	19,185
Enterprise Financial Services Corp.	3,152	37,004
Entertainment Properties Trust	9,084	421,316
Epoch Holding Corp.	2,818	67,294
Equity Lifestyle Properties Inc.	6,307	439,850
Equity One Inc.	10,445	211,198
ESB Financial Corp.	2,384	34,377
ESSA Bancorp Inc.	2,176	21,325
Evercore Partners Inc. Class A	4,132	120,117
Excel Trust Inc.	6,065	73,265
Extra Space Storage Inc.	18,255	525,561
EZCORP Inc. Class A (a)	9,120	295,990
F.N.B. Corp.	26,462	319,661
FBL Financial Group Inc.	2,508	84,520
FBR & Co. (a)	8,907	22,891
Federal Agricultural Mortgage Corp. Class C	1,948	44,220
FelCor Lodging Trust Inc. (a)	24,040	86,544
Financial Engines Inc. (a)	7,424	166,001
Financial Institutions Inc.	2,676	43,271
First American Financial Corp.	20,377	338,870
First Bancorp (North Carolina)	2,966	32,418
First Bancorp Inc.	1,755	26,027
First Busey Corp.	15,359	75,873
First Cash Financial Services Inc. (a)	5,764	247,218
First Commonwealth Financial Corp.	20,376	124,701
First Community Bancshares Inc.	3,193	42,658
First Connecticut Bancorp Inc.	3,499	46,152
First Defiance Financial Corp.	1,878	31,663
First Financial Bancorp	11,352	196,390
First Financial Bankshares Inc.	6,147	216,436
First Financial Corp. Indiana	2,194	69,660
First Financial Holdings Inc.	3,328	36,608
First Industrial Realty Trust Inc. (a)	16,817	207,690
First Interstate BancSystem Inc.	3,149	46,038
First Marblehead Corp., The (a)	10,433	12,728
First Merchants Corp.	4,868	60,071
First Midwest Bancorp Inc.	14,399	172,500
First of Long Island Corp., The	1,532	40,598
First PacTrust Bancorp Inc.	1,800	21,456
First Potomac Realty Trust	9,683	117,067
FirstMerit Corp.	21,184	357,162
Flagstar Bancorp Inc. (a)	37,006	34,046
Flagstone Reinsurance Holdings SA.	10,309	81,132
Flushing Financial Corp.	6,212	83,614
Forestar Group Inc. (a)	6,912	106,376
Fortegra Financial Corp. (a)	1,200	10,032
Fox Chase Bancorp	2,444	31,772
Franklin Financial Corp. (a)	2,610	35,052
Franklin Street Properties Corp.	13,897	147,308
FX Alliance Inc. (a)	1,163	18,236

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FXCM Inc. Class A	3,450	$44,816
Gain Capital Holdings Inc.	1,355	6,802
GAMCO Investors Inc.	1,336	66,279
German American Bancorp Inc.	2,537	49,294
Getty Realty Corp.	5,091	79,318
GFI Group Inc.	14,025	52,734
Glacier Bancorp Inc.	13,994	209,070
Gladstone Commercial Corp.	2,126	36,588
Gleacher & Co Inc. (a)	14,438	19,636
Glimcher Realty Trust	27,149	277,463
Global Indemnity PLC (a)	2,453	47,809
Government Properties Income Trust	6,959	167,781
Great Southern Bancorp Inc.	2,006	48,144
Greenlight Capital Re Ltd. Class A (a)	5,464	134,578
Hallmark Financial Services Inc. (a)	2,337	18,439
Hampton Roads Bankshares Inc. (a)	1,877	5,687
Hancock Holding Co.	14,828	526,542
Hanmi Financial Corp. (a)	6,155	62,289
Harleysville Group Inc.	2,372	136,864
Hatteras Financial Corp.	14,583	406,866
Healthcare Realty Trust Inc.	15,157	333,454
Heartland Financial USA Inc.	2,573	44,616
Heritage Commerce Corp. (a)	4,256	27,366
Heritage Financial Corp.	3,081	41,902
Hersha Hospitality Trust	27,522	150,270
HFF Inc. Class A (a)	5,716	94,143
Highwoods Properties Inc.	14,064	468,612
Hilltop Holdings Inc. (a)	7,873	66,054
Home Bancshares Inc.	4,397	117,004
Home Federal Bancorp Inc.	3,196	32,375
Home Loan Servicing Solutions Ltd.	2,594	36,160
Home Properties Inc.	9,365	571,359
Horace Mann Educators Corp.	7,804	137,506
Hudson Pacific Properties Inc.	4,319	65,346
Hudson Valley Holding Corp.	3,048	49,164
IBERIABANK Corp.	5,755	307,720
ICG Group Inc. (a)	7,264	65,013
Imperial Holdings Inc. (a)	3,324	8,875
Independence Holding Co.	1,542	15,358
Independent Bank Corp.	4,185	120,235
Infinity Property & Casualty Corp.	2,388	124,964
Inland Real Estate Corp.	15,206	134,877
International Bancshares Corp.	10,341	218,712
INTL FCStone Inc. (a)	2,585	54,544
Invesco Mortgage Capital	22,490	396,948
Investment Technology Group Inc. (a)	7,651	91,506
Investors Bancorp Inc. (a)	8,925	134,054
Investors Real Estate Trust	16,017	123,171
iStar Financial Inc. (a)	15,938	115,550
JMP Group Inc.	2,779	20,509
Kansas City Life Insurance Co.	857	27,595
KBW Inc.	6,447	119,270
Kearny Financial Corp.	2,728	26,598
Kennedy-Wilson Holdings Inc.	5,204	70,254
Kilroy Realty Corp.	13,311	620,426

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kite Realty Group Trust	11,038	$58,170
Knight Capital Group Inc. Class A (a)	19,546	251,557
Ladenburg Thalmann Financial Services Inc. (a)	20,324	36,177
Lakeland Bancorp Inc.	4,419	43,527
Lakeland Financial Corp.	3,197	83,218
LaSalle Hotel Properties	16,534	465,267
Lexington Realty Trust	23,301	209,476
LTC Properties Inc.	5,962	190,784
Maiden Holdings Ltd.	9,891	89,019
MainSource Financial Group Inc.	3,841	46,284
Manning & Napier Inc. (a)	2,442	35,897
MarketAxess Holdings Inc.	5,559	207,295
Marlin Business Services Corp.	1,721	25,918
MB Financial Inc.	10,624	222,998
Meadowbrook Insurance Group Inc.	10,445	97,452
Medical Properties Trust Inc.	26,141	242,588
Merchants Bancshares Inc.	976	27,504
Meridian Interstate Bancorp Inc. (a)	1,774	23,293
Metro Bancorp Inc. (a)	2,736	31,984
MFA Financial Inc.	69,644	520,241
MGIC Investment Corp. (a)	36,415	180,618
Mid-America Apartment Communities Inc.	7,953	533,090
MidSouth Bancorp Inc.	1,497	20,359
Mission West Properties Inc.	3,603	35,526
Monmouth Real Estate Investment Corp. Class A	7,523	73,274
Montpelier Re Holdings Ltd.	12,141	234,564
MPG Office Trust Inc. (a)	9,848	23,044
National Bankshares Inc.	1,394	41,959
National Financial Partners Corp. (a)	8,054	121,938
National Health Investors Inc.	4,744	231,412
National Interstate Corp.	1,344	34,380
National Penn Bancshares Inc.	24,093	213,223
National Retail Properties Inc.	20,323	552,582
National Western Life Insurance Co.	428	58,580
Navigators Group Inc., The (a)	2,088	98,637
NBT Bancorp Inc.	6,754	149,128
Nelnet Inc. Class A	5,026	130,224
Netspend Holdings Inc. (a)	5,235	40,624
Newcastle Investment Corp.	20,406	128,150
NewStar Financial Inc. (a)	5,360	59,603
Nicholas Financial Inc.	1,912	25,219
Northfield Bancorp Inc.	3,102	44,110
NorthStar Realty Finance Corp.	21,826	118,079
Northwest Bancshares Inc.	18,854	239,446
OceanFirst Financial Corp.	2,940	41,866
Ocwen Financial Corp. (a)	18,622	291,062
Old National Bancorp	18,494	243,011
Omega Healthcare Investors Inc.	19,769	420,289
OmniAmerican Bancorp Inc. (a)	2,110	40,850
One Liberty Properties Inc.	2,129	38,961
OneBeacon Insurance Group Ltd. Class A	4,295	66,186
Oppenheimer Holdings Inc. Class A	2,030	35,220

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Oriental Financial Group Inc.	7,984	$96,606
Oritani Financial Corp.	8,927	131,048
Orrstown Financial Services Inc.	1,356	11,892
Pacific Capital Bancorp (a)	793	36,169
Pacific Continental Corp.	3,584	33,761
PacWest Bancorp	5,836	141,815
Park National Corp.	2,522	174,447
Park Sterling Corp. (a)	6,242	29,962
Parkway Properties Inc.	4,280	44,854
Pebblebrook Hotel Trust	9,860	222,639
Penns Woods Bancorp Inc.	792	32,377
Pennsylvania Real Estate Investment Trust	10,868	165,954
PennyMac Mortgage Investment Trust	3,639	67,940
Peoples Bancorp Inc.	1,997	35,027
PHH Corp. (a)	11,011	170,340
Phoenix Companies Inc., The (a)	23,005	56,362
PICO Holdings Inc. (a)	4,434	103,977
Pinnacle Financial Partners Inc. (a)	6,683	122,633
Piper Jaffray Companies Inc. (a)	3,086	82,149
Platinum Underwriters Holdings Ltd.	6,865	250,572
Post Properties Inc.	10,338	484,439
Potlatch Corp.	7,846	245,894
Presidential Life Corp.	4,264	48,738
Primerica Inc.	5,790	145,966
PrivateBancorp Inc.	11,646	176,670
ProAssurance Corp.	5,950	524,255
Prosperity Bancshares Inc.	9,138	418,520
Provident Financial Services Inc.	11,644	169,187
Provident New York Bancorp	7,408	62,672
PS Business Parks Inc.	3,639	238,500
Pzena Investment Management Inc. Class A	1,485	8,687
Radian Group Inc.	25,928	112,787
RAIT Financial Trust	9,727	48,343
Ramco-Gershenson Properties Trust	7,597	92,835
Redwood Trust Inc.	15,366	172,099
Renasant Corp.	4,987	81,188
Republic Bancorp Inc. Class A	1,945	46,524
Resource Capital Corp.	16,060	86,563
Retail Opportunity Investments Corp.	9,615	115,765
RLI Corp.	3,529	252,818
RLJ Lodging Trust	5,387	100,360
Rockville Financial Inc.	5,778	67,314
Roma Financial Corp.	1,613	15,791
S&T Bancorp Inc.	5,478	118,818
Sabra Health Care REIT Inc.	7,093	116,609
Safeguard Scientifics Inc. (a)	4,056	69,763
Safety Insurance Group Inc.	2,449	101,976
Sandy Spring Bancorp Inc.	4,633	84,182
Saul Centers Inc.	1,445	58,320
SCBT Financial Corp.	2,720	88,971
SeaBright Holdings Inc.	4,045	36,769
Seacoast Banking Corporation of Florida (a)	14,735	25,934
Selective Insurance Group Inc.	10,437	183,796

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sierra Bancorp	2,418	$23,769
Signature Bank (a)	8,946	563,956
Simmons First National Corp.	3,414	88,184
Southside Bancshares Inc.	3,273	72,333
Southwest Bancorp Inc. (a)	3,921	36,152
Sovran Self Storage Inc.	5,416	269,879
STAG Industrial Inc.	3,088	43,108
Starwood Property Trust Inc.	18,170	381,933
State Auto Financial Corp.	2,850	41,638
State Bank Financial Corp. (a)	6,076	106,391
StellarOne Corp.	4,467	53,023
Sterling Bancorp NY	6,215	59,602
Sterling Financial Corp. (a)	5,228	109,161
Stewart Information Services Corp.	3,543	50,346
Stifel Financial Corp. (a)	10,425	394,482
Strategic Hotels & Resorts Inc. (a)	34,024	223,878
Suffolk Bancorp (a)	1,923	24,980
Summit Hotel Properties Inc.	5,227	39,621
Sun Bancorp Inc. (a)	7,731	27,290
Sun Communities Inc.	5,171	224,059
Sunstone Hotel Investors Inc. (a)	23,029	224,302
Susquehanna Bancshares Inc.	35,679	352,509
SVB Financial Group (a)	8,357	537,689
SWS Group Inc.	5,828	33,336
SY Bancorp Inc.	2,414	56,005
Symetra Financial Corp.	13,235	152,600
Tanger Factory Outlet Centers Inc.	16,765	498,423
Taylor Capital Group Inc. (a)	2,953	42,376
Tejon Ranch Co. (a)	2,805	80,335
Terreno Realty Corp.	2,384	34,115
Territorial Bancorp Inc.	2,179	45,345
Texas Capital Bancshares Inc. (a)	7,250	250,995
Tompkins Financial Corp.	1,572	62,974
Tower Group Inc.	7,111	159,500
TowneBank	4,800	64,752
Trico Bancshares	2,842	49,508
Trustco Bank Corp. NY	18,201	103,928
Trustmark Corp.	12,403	309,827
Two Harbors Investment Corp.	40,878	414,503
UMB Financial Corp.	6,238	279,057
UMH Properties Inc.	2,394	26,238
Umpqua Holdings Corp.	22,370	303,337
Union First Market Bankshares Corp.	3,988	55,832
United Bankshares Inc.	7,972	230,072
United Community Banks Inc. (a)	8,086	78,839
United Financial Bancorp Inc.	3,203	50,671
United Fire Group Inc.	4,243	75,907
Universal Health Realty Income Trust	2,311	91,585
Universal Insurance Holdings Inc.	3,417	13,292
Univest Corp. of Pennsylvania	3,195	53,612
Urstadt Biddle Properties Inc.	4,491	88,652
ViewPoint Financial Group	6,684	102,800
Virginia Commerce Bancorp (a)	4,736	41,582
Virtus Investment Partners Inc. (a)	1,269	108,855
Walker & Dunlop Inc. (a)	2,005	25,263

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Walter Investment Management Corp.	5,116	$115,366
Washington Banking Co.	2,986	41,237
Washington Real Estate Investment Trust	12,842	381,407
Washington Trust Bancorp Inc.	2,789	67,326
Webster Financial Corp.	14,051	318,536
WesBanco Inc.	4,518	90,993
West Bancorporation	3,097	30,939
West Coast Bancorp (a)	3,819	72,255
Westamerica Bancorporation	5,628	270,144
Western Alliance Bancorp (a)	13,374	113,278
Westfield Financial Inc.	5,457	43,165
Westwood Holdings Group Inc.	1,235	47,832
Whitestone REIT Class B	1,511	19,703
Wilshire Bancorp Inc. (a)	11,689	56,458
Winthrop Realty Trust	5,689	65,936
Wintrust Financial Corp.	6,813	243,837
World Acceptance Corp. (a)	2,941	180,136
WSFS Financial Corp.	1,272	52,152

		51,790,239

Health Care (12.53%)
Abaxis Inc. (a)	4,400	128,172
Abiomed Inc. (a)	6,174	137,001
Accretive Health Inc. (a)	7,772	155,207
Accuray Inc. (a)	13,157	92,888
Achillion Pharmaceuticals Inc. (a)	9,333	89,410
Acorda Therapeutics Inc. (a)	7,674	203,745
Acura Pharmaceuticals Inc. (a)	2,223	7,692
Aegerion Pharmaceuticals Inc. (a)	1,827	25,267
Affymax Inc. (a)	6,790	79,715
Affymetrix Inc. (a)	13,755	58,734
Air Methods Corp. (a)	2,197	191,688
Akorn Inc. (a)	11,009	128,805
Albany Molecular Research Inc. (a)	4,426	11,950
Align Technology Inc. (a)	11,942	329,002
Alimera Sciences Inc. (a)	2,105	7,115
Alkermes PLC (a)	18,588	344,807
Alliance HealthCare Services Inc. (a)	5,009	7,514
Allos Therapeutics Inc. (a)	15,127	22,388
Almost Family Inc. (a)	1,584	41,200
Alnylam Pharmaceuticals Inc. (a)	8,785	97,250
Alphatec Holdings Inc. (a)	10,345	24,518
AMAG Pharmaceuticals Inc. (a)	4,149	66,094
Amedisys Inc. (a)	5,807	83,969
Amicus Therapeutics Inc. (a)	4,013	21,189
AMN Healthcare Services Inc. (a)	7,609	46,111
Ampio Pharmaceuticals Inc. (a)	4,256	14,513
Amsurg Corp. (a)	6,104	170,790
Anacor Pharmaceuticals Inc. (a)	2,296	13,523
Analogic Corp.	2,441	164,865
Angiodynamics Inc. (a)	4,853	59,449
Antares Pharma Inc. (a)	16,773	54,177
Anthera Pharmaceuticals Inc. (a)	4,185	9,249
Ardea Biosciences Inc. (a)	4,518	98,312

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Arena Pharmaceuticals Inc. (a)	32,731	$100,484
Ariad Pharmaceuticals Inc. (a)	30,636	488,644
ArQule Inc. (a)	10,237	71,761
Array Biopharma Inc. (a)	16,547	56,425
ArthroCare Corp. (a)	5,302	142,359
Assisted Living Concepts Inc. Class A	3,735	62,038
Astex Pharmaceuticals Inc. (a)	11,143	20,726
athenahealth Inc. (a)	6,783	502,756
AtriCure Inc. (a)	2,780	27,661
Atrion Corp.	312	65,586
Auxilium Pharmaceuticals Inc. (a)	9,308	172,850
AVANIR Pharmaceuticals Inc. Class A (a)	25,845	88,390
Aveo Pharmaceuticals Inc. (a)	6,141	76,210
AVI BioPharma Inc. (a)	25,970	39,994
Bacterin International Holdings Inc. (a)	4,838	11,708
BG Medicine Inc. (a)	1,543	10,832
BioCryst Pharmaceuticals Inc. (a)	5,847	28,241
BioLase Technology Inc. (a)	6,201	16,805
BioMimetic Therapeutics Inc. (a)	3,701	9,141
Bio-Reference Laboratories Inc. (a)	4,823	113,389
BioSante Pharmaceuticals Inc. (a)	21,276	14,468
BioScrip Inc. (a)	7,821	53,105
BioSpecifics Technologies Corp. (a)	938	14,839
BioTime Inc. (a)	4,735	20,881
Cadence Pharmaceuticals Inc. (a)	9,448	34,958
Cambrex Corp. (a)	5,655	39,528
Cantel Medical Corp.	3,820	95,844
Capital Senior Living Corp. (a)	5,450	50,358
CardioNet Inc. (a)	4,879	15,027
Cardiovascular Systems Inc. (a)	2,762	25,548
Cell Therapeutics Inc. (a)	44,083	57,308
Celldex Therapeutics Inc. (a)	11,046	56,224
Cempra Inc. (a)	823	6,214
Centene Corp. (a)	9,732	476,576
Cepheid Inc. (a)	12,654	529,317
Cerus Corp. (a)	10,419	41,884
Chelsea Therapeutics International Ltd. (a)	11,216	28,713
Chemed Corp.	3,858	241,819
ChemoCentryx Inc. (a)	1,006	10,724
Chindex International Inc. (a)	2,284	21,698
Cleveland Biolabs Inc. (a)	5,776	14,209
Clovis Oncology Inc. (a)	2,090	53,190
Codexis Inc. (a)	4,890	17,848
Columbia Laboratories Inc. (a)	13,974	9,922
Complete Genomics Inc. (a)	1,894	5,341
Computer Programs & Systems Inc.	2,137	120,783
Conceptus Inc. (a)	6,116	87,948
Conmed Corp.	5,509	164,554
Corcept Therapeutics Inc. (a)	7,787	30,603
Cornerstone Therapeutics Inc. (a)	1,538	9,166
Corvel Corp. (a)	1,233	49,184
Cross Country Healthcare Inc. (a)	5,551	27,811
CryoLife Inc. (a)	5,588	29,449

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cubist Pharmaceuticals Inc. (a)	12,259	$530,202
Curis Inc. (a)	14,968	72,146
Cyberonics Inc. (a)	5,505	209,906
Cynosure Inc. Class A (a)	1,916	34,220
Cytori Therapeutics Inc. (a)	9,615	23,941
Delcath Systems Inc. (a)	9,541	29,959
DepoMed Inc. (a)	10,518	65,843
Dexcom Inc. (a)	12,979	135,371
Durect Corp. (a)	16,158	12,926
DUSA Pharmaceuticals Inc. (a)	4,643	29,065
Dyax Corp. (a)	19,506	30,429
Dynavax Technologies Corp. (a)	29,614	149,847
DynaVox Inc. Class A (a)	1,898	5,846
Emergent Biosolutions Inc. (a)	4,783	76,528
Emeritus Corp. (a)	5,995	105,872
Endocyte Inc. (a)	3,328	16,573
Endologix Inc. (a)	9,559	140,039
Ensign Group Inc., The	3,205	87,048
Enzo Biochem Inc. (a)	7,253	19,511
Enzon Pharmaceuticals Inc. (a)	7,152	48,920
ePocrates Inc. (a)	1,189	10,202
eResearch Technology Inc. (a)	9,651	75,471
Exact Sciences Corp. (a)	10,910	121,756
Exactech Inc. (a)	1,596	25,297
ExamWorks Group Inc. (a)	5,312	65,975
Exelixis Inc. (a)	28,688	148,604
Five Star Quality Care Inc. (a)	8,264	28,180
Fluidigm Corp. (a)	1,210	19,033
Furiex Pharmaceuticals Inc. (a)	1,909	45,110
Genomic Health Inc. (a)	3,345	102,390
Gentiva Health Services Inc. (a)	6,001	52,449
Geron Corp. (a)	25,579	43,229
Greatbatch Inc. (a)	4,539	111,296
Greenway Medical Technologies Inc. (a)	1,491	22,782
GTx Inc. (a)	4,422	17,025
Haemonetics Corp. (a)	5,000	348,400
Halozyme Therapeutics Inc. (a)	17,364	221,565
Hanger Orthopedic Group Inc. (a)	6,568	143,576
Hansen Medical Inc. (a)	10,045	30,135
Harvard Bioscience Inc. (a)	4,555	17,856
Healthsouth Corp. (a)	18,505	378,982
HealthStream Inc. (a)	3,545	82,209
Healthways Inc. (a)	6,616	48,694
HeartWare International Inc. (a)	2,323	152,598
Hi-Tech Pharmacal Co. Inc. (a)	2,022	72,650
HMS Holdings Corp. (a)	16,452	513,467
Horizon Pharma Inc. (a)	735	3,043
ICU Medical Inc. (a)	2,386	117,296
Idenix Pharmaceuticals Inc. (a)	11,745	114,984
ImmunoGen Inc. (a)	14,628	210,497
Immunomedics Inc. (a)	12,906	46,849
Impax Laboratories Inc. (a)	12,717	312,584
Incyte Corp. (a)	17,251	332,944
Infinity Pharmaceuticals Inc. (a)	3,760	44,970
Insmed Inc. (a)	4,898	17,780

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Insulet Corp. (a)	8,926	$170,844
Integra LifeSciences Holdings Corp. (a)	3,817	132,412
InterMune Inc. (a)	10,578	155,179
Invacare Corp.	5,632	93,322
IPC The Hospitalist Co. (a)	3,197	118,001
IRIS International Inc. (a)	3,443	46,515
Ironwood Pharmaceuticals Inc. (a)	10,378	138,131
Isis Pharmaceuticals Inc. (a)	19,381	169,971
ISTA Pharmaceuticals Inc. (a)	6,143	55,348
Jazz Pharmaceuticals PLC (a)	4,297	208,276
Kensey Nash Corp.	1,616	47,284
Keryx Biopharmaceuticals Inc. (a)	13,320	66,334
Kindred Healthcare Inc. (a)	10,209	88,206
K-V Pharmaceutical Co. Class A (a)	9,958	13,145
Landauer Inc.	1,849	98,034
Lannett Company Inc. (a)	3,038	12,668
Lexicon Pharmaceuticals Inc. (a)	35,591	66,199
LHC Group Inc. (a)	3,124	57,888
Ligand Pharmaceuticals Inc. Class B (a)	3,884	61,950
Luminex Corp. (a)	7,376	172,230
Magellan Health Services Inc. (a)	5,520	269,431
MAKO Surgical Corp. (a)	6,222	262,257
MannKind Corp. (a)	19,454	48,051
MAP Pharmaceuticals Inc. (a)	4,218	60,570
Masimo Corp. (a)	10,191	238,266
Maxygen Inc. (a)	5,555	31,886
MedAssets Inc. (a)	9,165	120,611
Medical Action Industries Inc. (a)	3,037	17,372
Medicines Co., The (a)	10,510	210,936
Medicis Pharmaceutical Corp. Class A	11,988	450,629
Medidata Solutions Inc. (a)	4,066	108,318
Medivation Inc. (a)	6,103	456,016
MEDTOX Scientific Inc. (a)	1,500	25,290
Merge Healthcare Inc. (a)	10,664	62,384
Meridian Bioscience Inc.	8,015	155,331
Merit Medical Systems Inc. (a)	8,222	102,117
Metabolix Inc. (a)	6,538	18,503
Metropolitan Health Networks Inc. (a)	8,305	77,818
MModal Inc. (a)	6,407	67,594
Molina Healthcare Inc. (a)	5,439	182,914
Momenta Pharmaceuticals Inc. (a)	8,929	136,792
MWI Veterinary Supply Inc. (a)	2,440	214,720
Nabi Biopharmaceuticals (a)	8,440	15,698
National Healthcare Corp.	1,996	90,938
National Research Corp.	371	15,931
Natus Medical Inc. (a)	5,674	67,691
Navidea Biopharmaceuticals Inc. (a)	18,637	61,129
Nektar Therapeutics (a)	22,186	175,713
Neogen Corp. (a)	4,499	175,776
NeoStem Inc. (a)	9,510	3,590
Neurocrine Biosciences Inc. (a)	11,151	88,873
NewLink Genetics Corp. (a)	1,359	12,435
Novavax Inc. (a)	20,113	25,342
NPS Pharmaceuticals Inc. (a)	16,898	115,582
NuVasive Inc. (a)	8,173	137,633

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NxStage Medical Inc. (a)	8,659	$166,859
Nymox Pharmaceutical Corp. (a)	3,641	29,274
Obagi Medical Products Inc. (a)	3,562	47,731
Omnicell Inc. (a)	6,477	98,515
OncoGenex Pharmaceutical Inc. (a)	2,802	37,239
Oncothyreon Inc. (a)	8,102	35,325
Onyx Pharmaceuticals Inc. (a)	12,303	463,577
Opko Health Inc. (a)	21,116	99,879
Optimer Pharmaceuticals Inc. (a)	8,991	124,975
OraSure Technologies Inc. (a)	9,138	104,996
Orexigen Therapeutics Inc. (a)	8,803	36,092
Orthofix International NV (a)	3,509	131,868
Osiris Therapeutics Inc. (a)	3,376	17,285
Owens & Minor Inc.	12,409	377,358
Pacific Biosciences of California Inc. (a)	6,702	22,921
Pacira Pharmaceuticals Inc. (a)	1,296	14,956
Pain Therapeutics Inc. (a)	7,184	25,791
Palomar Medical Technologies Inc. (a)	3,767	35,184
Par Pharmaceutical Companies Inc. (a)	7,060	273,434
Parexel International Corp. (a)	11,460	309,076
PDL BioPharma Inc.	27,244	172,999
Peregrine Pharmaceuticals Inc. (a)	17,254	9,319
Pernix Therapeutics Holdings Inc. (a)	758	6,822
Pharmacyclics Inc. (a)	8,940	248,174
PharmAthene Inc. (a)	6,712	11,880
PharMerica Corp. (a)	5,725	71,162
Pozen Inc. (a)	5,217	31,302
Progenics Pharmaceuticals Inc. (a)	5,845	57,866
Providence Service Corp. (a)	2,470	38,310
PSS World Medical Inc. (a)	9,996	253,299
Quality Systems Inc.	7,547	330,030
Questcor Pharmaceuticals Inc. (a)	10,367	390,007
Quidel Corp. (a)	5,605	102,964
Radnet Inc. (a)	5,685	18,078
Raptor Pharmaceutical Corp. (a)	8,988	60,759
Rigel Pharmaceuticals Inc. (a)	13,303	107,089
Rockwell Medical Technologies Inc. (a)	3,060	28,948
RTI Biologics Inc. (a)	10,988	40,656
Sagent Pharmaceuticals Inc. (a)	1,264	22,588
Salix Pharmaceuticals Ltd. (a)	11,348	595,770
Sangamo BioSciences Inc. (a)	10,082	49,402
Santarus Inc. (a)	10,325	60,401
Savient Pharmaceuticals Inc. (a)	14,050	30,629
SciClone Pharmaceuticals Inc. (a)	6,690	42,214
Seattle Genetics Inc. (a)	18,809	383,327
Select Medical Holdings Corp. (a)	8,039	61,820
Sequenom Inc. (a)	22,144	90,126
SIGA Technologies Inc. (a)	6,754	22,693
Skilled Healthcare Group Inc. Class A (a)	3,788	29,016
Solta Medical Inc. (a)	11,987	36,321
Spectranetics Corp. (a)	6,448	67,059
Spectrum Pharmaceuticals Inc. (a)	11,123	140,483
STAAR Surgical Co. (a)	6,902	74,749
Stereotaxis Inc. (a)	8,335	5,418
STERIS Corp.	11,528	364,515

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sucampo Pharmaceuticals Inc. Class A (a)	2,472	$18,416
Sun Healthcare Group Inc. (a)	5,010	34,268
Sunesis Pharmaceuticals Inc. (a)	5,387	15,461
Sunrise Senior Living Inc. (a)	11,097	70,133
SurModics Inc. (a)	3,040	46,725
Symmetry Medical Inc. (a)	7,068	49,971
Synergetics USA Inc. (a)	4,399	28,594
Synta Pharmaceuticals Corp. (a)	5,092	22,150
Targacept Inc. (a)	5,426	27,781
Team Health Holdings Inc. (a)	5,224	107,405
Theravance Inc. (a)	13,438	262,041
Tornier NV (a)	2,092	53,764
Transcend Services Inc. (a)	1,727	50,687
Transcept Pharmaceuticals Inc. (a)	1,041	10,951
Triple-S Management Corp. Class B (a)	3,847	88,866
Trius Therapeutics Inc. (a)	1,838	9,833
U.S. Physical Therapy Inc.	2,329	53,683
Unilife Corp. (a)	12,245	49,715
Universal American Corp.	6,264	67,526
Uroplasty Inc. (a)	3,894	11,721
Vanda Pharmaceuticals Inc. (a)	5,657	27,097
Vanguard Health Systems Inc. (a)	5,972	58,884
Vascular Solutions Inc. (a)	3,402	36,708
Verastem Inc. (a)	1,230	13,444
Vical Inc. (a)	16,508	56,127
ViroPharma Inc. (a)	13,784	414,485
VIVUS Inc. (a)	19,082	426,674
Volcano Corp. (a)	10,146	287,639
WellCare Health Plans Inc. (a)	8,266	594,160
West Pharmaceutical Services Inc.	6,517	277,168
Wright Medical Group Inc. (a)	7,606	146,948
Xenoport Inc. (a)	6,845	30,802
Young Innovations Inc.	1,139	35,218
Zalicus Inc. (a)	14,393	17,272
Zeltiq Aesthetics Inc. (a)	1,314	8,107
ZIOPHARM Oncology Inc. (a)	13,029	70,357
Zogenix Inc. (a)	3,624	7,248
Zoll Medical Corp. (a)	4,252	393,857

		30,237,910

Industrials (15.56%)
A.T. Cross Co. Class A (a)	1,864	22,443
A123 Systems Inc. (a)	17,485	19,583
Aaon Inc.	3,655	73,794
AAR Corp.	7,740	141,255
ABM Industries Inc.	10,304	250,387
Acacia Research Corp. (a)	8,333	347,819
ACCO Brands Corp. (a)	10,749	133,395
Accuride Corp. (a)	7,963	69,198
Aceto Corp.	5,035	47,782
Active Power Inc. (a)	15,015	11,713
Actuant Corp. Class A	13,342	386,785
Acuity Brands Inc.	8,430	529,657
Advisory Board Co., The (a)	3,248	287,838
Aegion Corp. (a)	7,717	137,594

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Aerovironment Inc. (a)	3,303	$88,553
Air Transport Services Group Inc. (a)	10,502	60,807
Aircastle Ltd.	10,664	130,527
Alamo Group Inc.	1,266	38,056
Alaska Air Group Inc. (a)	13,914	498,399
Albany International Corp. Class A	5,373	123,310
Allegiant Travel Co. (a)	2,892	157,614
Altra Holdings Inc. (a)	5,234	100,493
AMERCO	1,681	177,362
Ameresco Inc. Class A (a)	3,486	47,235
American Railcar Industries Inc. (a)	1,869	43,940
American Reprographics Co. (a)	7,297	39,331
American Science & Engineering Inc.	1,760	118,008
American Superconductor Corp. (a)	8,748	36,042
American Woodmark Corp.	1,866	33,588
Ampco-Pittsburgh Corp.	1,640	33,013
AO Smith Corp.	7,383	331,866
Apogee Enterprises Inc.	5,384	69,723
Applied Industrial Technologies Inc.	8,238	338,829
Argan Inc.	1,538	24,670
Arkansas Best Corp.	4,942	92,959
Astec Industries Inc. (a)	3,842	140,156
Astronics Corp. (a)	1,998	69,850
Atlas Air Worldwide Holdings Inc. (a)	5,096	250,774
Avis Budget Group Inc. (a)	20,448	289,339
AZZ Inc.	2,423	125,124
Baltic Trading Ltd.	3,316	13,761
Barnes Group Inc.	10,555	277,702
Barrett Business Services Inc.	1,437	28,496
Beacon Roofing Supply Inc. (a)	8,918	229,728
Belden Inc.	9,217	349,416
Blount International Inc. (a)	9,508	158,593
Brady Corp.	9,244	299,043
Briggs & Stratton Corp.	9,741	174,656
Brink’s Co., The	9,056	216,167
Broadwind Energy Inc. (a)	25,939	12,194
Builders FirstSource Inc. (a)	9,126	38,603
CAI International Inc. (a)	2,314	42,069
Capstone Turbine Corp. (a)	52,021	53,061
Cascade Corp.	1,769	88,662
Casella Waste Systems Inc. Class A (a)	4,988	31,075
CBIZ Inc. (a)	7,759	49,037
CDI Corp.	2,546	45,650
Celadon Group Inc.	3,946	61,360
Cenveo Inc. (a)	10,830	36,605
Ceradyne Inc.	4,860	158,242
Chart Industries Inc. (a)	5,718	419,301
CIRCOR International Inc.	3,321	110,490
Clarcor Inc.	9,811	481,622
Clean Harbors Inc. (a)	9,108	613,242
Coleman Cable Inc. (a)	1,533	14,901
Colfax Corp. (a)	10,069	354,832
Columbus McKinnon Corp. (a)	3,764	61,316
Comfort Systems USA Inc.	7,398	80,712
Commercial Vehicle Group Inc. (a)	5,545	67,704
CompX International Inc.	143	1,989

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Consolidated Graphics Inc. (a)	1,634	$73,938
Corporate Executive Board Co., The	6,716	288,855
CoStar Group Inc. (a)	4,920	339,726
Courier Corp.	2,073	24,047
Covenant Transport Group Inc. Class A (a)	1,350	4,320
CRA International Inc. (a)	2,132	53,769
Cubic Corp.	3,082	145,717
Curtiss-Wright Corp.	8,993	332,831
Deluxe Corp.	9,983	233,802
DigitalGlobe Inc. (a)	6,887	91,873
Dolan Co., The (a)	5,960	54,296
Dollar Thrifty Automotive Group Inc. (a)	5,619	454,633
Douglas Dynamics Inc.	3,685	50,669
Ducommun Inc. (a)	2,045	24,336
DXP Enterprises Inc. (a)	1,662	72,280
Dycom Industries Inc. (a)	6,858	160,203
Dynamic Materials Corp.	2,626	55,435
Eagle Bulk Shipping Inc. (a)	12,668	24,576
EMCOR Group Inc.	13,008	360,582
Encore Capital Group Inc. (a)	3,141	70,830
Encore Wire Corp.	3,575	106,285
Energy Recovery Inc. (a)	9,016	20,737
EnergySolutions Inc. (a)	15,623	76,553
EnerNOC Inc. (a)	4,759	34,265
EnerSys (a)	9,285	321,725
Ennis Inc.	5,105	80,761
EnPro Industries Inc. (a)	3,991	164,030
ESCO Technologies Inc.	5,176	190,322
Essex Rental Corp. (a)	3,370	12,873
Esterline Technologies Corp. (a)	5,940	424,472
Excel Maritime Carriers Ltd. (a)	8,741	17,482
Exponent Inc. (a)	2,569	124,648
Federal Signal Corp. (a)	12,160	67,610
Flow International Corp. (a)	9,426	37,893
Forward Air Corp.	5,701	209,056
Franklin Covey Co. (a)	2,613	24,588
Franklin Electric Co. Inc.	4,519	221,747
Freightcar America Inc.	2,342	52,672
FTI Consulting Inc. (a)	8,199	307,626
Fuel Tech Inc. (a)	3,688	20,136
FuelCell Energy Inc. (a)	31,267	49,089
Furmanite Corp. (a)	7,246	46,519
G&K Services Inc. Class A	3,655	125,001
Genco Shipping & Trading Ltd. (a)	6,937	44,119
GenCorp Inc. (a)	11,506	81,693
Generac Holdings Inc. (a)	4,836	118,724
Genesee & Wyoming Inc. Class A (a)	7,717	421,194
Geo Group Inc., The (a)	11,874	225,725
GeoEye Inc. (a)	4,346	104,608
Gibraltar Industries Inc. (a)	5,988	90,718
Global Power Equipment Group Inc. (a)	3,082	85,371
Gorman-Rupp Co., The	2,954	86,198
GP Strategies Corp. (a)	2,857	49,998
Graham Corp.	1,895	41,482
Granite Construction Inc.	7,485	215,119

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Great Lakes Dredge & Dock Co.	11,603	$83,774
Greenbrier Companies Inc. (a)	3,804	75,281
Griffon Corp.	9,353	100,077
H&E Equipment Services Inc. (a)	5,502	104,098
Hawaiian Holdings Inc. (a)	9,871	51,625
Healthcare Services Group Inc.	12,937	275,170
Heartland Express Inc.	9,722	140,580
Heico Corp.	8,109	418,343
Heidrick & Struggles International Inc.	3,472	76,488
Heritage-Crystal Clean Inc. (a)	853	17,017
Herman Miller Inc.	11,143	255,843
Hexcel Corp. (a)	19,004	456,286
Hill International Inc. (a)	4,808	18,895
HNI Corp.	8,706	241,592
Houston Wire & Cable Co.	3,485	48,407
Hub Group Inc. (a)	7,134	257,038
Hudson Highland Group Inc. (a)	6,513	35,040
Hurco Companies Inc. (a)	1,264	35,708
Huron Consulting Group Inc. (a)	4,326	162,485
ICF International Inc. (a)	3,860	97,928
II-VI Inc. (a)	10,053	237,753
Innerworkings Inc. (a)	5,040	58,716
Insperity Inc.	4,463	136,746
Insteel Industries Inc.	3,359	40,812
Interface Inc.	10,331	144,117
Interline Brands Inc. (a)	6,110	132,037
International Shipholding Corp.	1,107	25,561
Intersections Inc.	1,861	23,784
Jetblue Airways Corp. (a)	48,001	234,725
John Bean Technologies Corp.	5,552	89,942
Kadant Inc. (a)	2,301	54,810
Kaman Corp.	5,137	174,401
Kaydon Corp.	6,338	161,682
Kelly Services Inc. Class A	5,196	83,084
Keyw Holding Corp., The (a)	3,455	26,776
Kforce Inc. (a)	5,785	86,196
Kimball International Inc. Class B	6,060	41,875
Knight Transportation Inc.	11,898	210,119
Knoll Inc.	9,221	153,437
Korn/Ferry International (a)	9,065	151,839
Kratos Defense & Security Solutions Inc. (a)	6,031	32,206
L.B. Foster Co. Class A	1,754	50,007
Lawson Products Inc.	722	10,909
Layne Christensen Co. (a)	3,855	85,774
Lindsay Corp.	2,436	161,434
LMI Aerospace Inc. (a)	1,803	32,815
LSI Industries Inc.	3,913	28,682
Lydall Inc. (a)	3,442	35,074
Marten Transport Ltd.	3,054	67,402
MasTec Inc. (a)	10,981	198,646
McGrath Rentcorp	4,737	152,105
Meritor Inc. (a)	18,266	147,407
Metalico Inc. (a)	7,772	33,186
Met-Pro Corp.	2,805	29,621
Michael Baker Corp. (a)	1,577	37,611

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Middleby Corp. (a)	3,654	$369,712
Miller Industries Inc.	2,236	37,833
Mine Safety Appliances Co.	5,270	216,492
Mistras Group Inc. (a)	2,832	67,458
Mobile Mini Inc. (a)	7,164	151,304
Moog Inc. Class A (a)	8,849	379,534
Mueller Industries Inc.	7,359	334,467
Mueller Water Products Inc.	30,338	101,026
Multi-Color Corp.	2,228	50,152
MYR Group Inc. (a)	3,961	70,743
NACCO Industries Inc. Class A	1,144	133,127
National Presto Industries Inc.	942	71,460
Navigant Consulting Inc. (a)	10,020	139,378
NCI Building Systems Inc. (a)	3,795	43,680
NL Industries Inc.	1,349	20,100
NN Inc. (a)	3,190	26,030
Northwest Pipe Co. (a)	1,822	38,699
Odyssey Marine Exploration Inc. (a)	14,286	44,287
Old Dominion Freight Line Inc. (a)	9,237	440,328
Omega Flex Inc. (a)	508	6,452
On Assignment Inc. (a)	7,171	125,277
Orbital Sciences Corp. (a)	11,393	149,818
Orion Marine Group Inc. (a)	5,274	38,131
Pacer International Inc. (a)	6,915	43,703
Park-Ohio Holdings Corp. (a)	1,575	31,579
Patriot Transportation Holding Inc. (a)	1,213	28,251
Pendrell Corp. (a)	29,622	77,313
Pike Electric Corp. (a)	3,168	26,073
PMFG Inc. (a)	3,929	58,974
Portfolio Recovery Associates Inc. (a)	3,345	239,903
Powell Industries Inc. (a)	1,739	59,561
PowerSecure International Inc. (a)	3,699	22,416
Preformed Line Products Co.	463	30,326
Primoris Services Corp.	5,254	84,379
Proto Labs Inc. (a)	962	32,795
Quad Graphics, Inc.	4,937	68,624
Quality Distribution Inc. (a)	3,258	44,895
Quanex Building Products Corp.	7,390	130,286
RailAmerica Inc. (a)	4,182	89,746
Raven Industries Inc.	3,512	214,267
RBC Bearings Inc. (a)	4,261	196,560
Republic Airways Holdings Inc. (a)	9,523	47,044
Resources Connection Inc.	8,362	117,486
Roadrunner Transportation Systems Inc. (a)	1,817	31,525
Robbins & Myers Inc.	7,668	399,119
Rollins Inc.	12,357	262,957
RPX Corp. (a)	1,892	32,088
RSC Holdings Inc. (a)	13,192	298,007
Rush Enterprises Inc. Class A (a)	6,344	134,620
Saia Inc. (a)	3,094	52,629
SatCon Technology Corp. (a)	17,821	6,416
Sauer-Danfoss Inc.	2,239	105,233
Schawk Inc.	2,270	28,398
Seaboard Corp. (a)	61	119,011
SeaCube Container Leasing Ltd.	2,204	37,909

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Simpson Manufacturing Co. Inc.	8,088	$260,838
SkyWest Inc.	10,233	113,075
Spirit Airlines Inc. (a)	2,992	60,049
Standard Parking Corp. (a)	2,984	61,172
Standex International Corp.	2,435	100,298
Steelcase Inc.	15,318	147,053
Sterling Construction Company Inc. (a)	3,275	31,931
Sun Hydraulics Corp.	3,935	102,940
Swift Transportation Co. (a)	15,322	176,816
Swisher Hygiene Inc. (a)	16,402	40,349
Sykes Enterprises Inc. (a)	7,728	122,102
TAL International Group Inc.	4,246	155,871
Taser International Inc. (a)	10,849	47,085
Team Inc. (a)	3,774	116,805
Tecumseh Products Co. Class A (a)	3,552	14,279
Teledyne Technologies Inc. (a)	7,139	450,114
Tennant Co.	3,702	162,888
Tetra Tech Inc. (a)	12,134	319,852
Textainer Group Holdings Ltd.	2,190	74,241
Thermon Group Holdings Inc. (a)	1,992	40,736
Titan International Inc.	8,177	193,386
Titan Machinery Inc. (a)	2,984	84,149
TMS International Corp. Class A (a)	2,565	31,036
TRC Companies Inc. (a)	3,281	20,047
Trex Co. Inc. (a)	3,037	97,427
TriMas Corp. (a)	5,008	112,129
Triumph Group Inc.	7,323	458,859
TrueBlue Inc. (a)	7,824	139,893
Tutor Perini Corp. (a)	6,122	95,381
Twin Disc Inc.	1,621	42,292
Ultrapetrol Bahamas Ltd. (a)	4,038	8,076
UniFirst Corp.	2,771	170,555
United Rentals Inc. (a)	12,167	521,843
United Stationers Inc.	8,314	257,983
UniTek Global Services Inc. (a)	2,172	7,320
Universal Forest Products Inc.	3,813	131,472
Universal Truckload Services Inc.	1,061	15,979
US Airways Group Inc. (a)	31,592	239,783
US Ecology Inc.	3,615	78,590
USG Corp. (a)	13,905	239,166
Valence Technology Inc. (a)	14,326	11,580
Viad Corp.	3,964	77,021
Vicor Corp.	3,848	30,784
VSE Corp.	815	20,220
Wabash National Corp. (a)	13,333	137,997
Watsco Inc.	5,468	404,851
Watts Water Technologies Inc.	5,842	238,062
Werner Enterprises Inc.	8,521	211,832
Wesco Aircraft Holdings Inc. (a)	4,109	66,566
Woodward Inc.	11,937	511,262
Xerium Technologies Inc. (a)	2,109	13,603
Zipcar Inc. (a)	2,030	30,063

		37,535,045

Information Technology (16.55%)
3D Systems Corp. (a)	8,122	191,192

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Accelrys Inc. (a)	10,877	$86,798
ACI Worldwide Inc. (a)	7,626	307,099
Active Network Inc., The (a)	2,585	43,506
Actuate Corp. (a)	7,184	45,116
Acxiom Corp. (a)	15,805	232,017
Adtran Inc.	12,546	391,310
Advanced Energy Industries Inc. (a)	7,846	102,940
Advent Software Inc. (a)	6,347	162,483
Aeroflex Holding Corp. (a)	3,783	42,143
Agilysys Inc. (a)	3,238	29,110
Alpha & Omega Semiconductor Ltd. (a)	2,907	27,965
American Software Inc. Class A	4,424	37,958
Amkor Technology Inc. (a)	17,575	107,998
Amtech Systems Inc. (a)	1,825	15,202
ANADIGICS Inc. (a)	12,980	30,763
Anaren Inc. (a)	2,988	54,830
Ancestry.com Inc. (a)	6,115	139,055
Angie’s List Inc. (a)	1,986	37,516
Anixter International Inc. (a)	5,645	409,432
Applied Micro Circuits Corp. (a)	12,393	86,007
Arris Group Inc. (a)	22,469	253,900
Aruba Networks Inc. (a)	17,502	389,945
Aspen Technology Inc. (a)	16,468	338,088
ATMI Inc. (a)	6,089	141,874
AVG Technologies NV (a)	1,557	23,277
Aviat Networks Inc. (a)	11,945	33,685
Avid Technology Inc. (a)	5,781	63,591
Axcelis Technologies Inc. (a)	21,118	36,323
AXT Inc. (a)	6,254	39,713
Badger Meter Inc.	2,896	98,435
Bankrate Inc. (a)	4,500	111,375
Bazaarvoice Inc. (a)	2,122	42,164
Bel Fuse Inc.	2,082	36,789
Benchmark Electronics Inc. (a)	11,800	194,582
Black Box Corp.	3,466	88,418
Blackbaud Inc.	8,667	288,004
Bottomline Technologies Inc. (a)	6,971	194,770
Brightcove Inc. (a)	1,118	27,726
Brightpoint Inc. (a)	13,345	107,427
BroadSoft Inc. (a)	4,374	167,306
Brooks Automation Inc.	12,909	159,168
Cabot Microelectronics Corp.	4,577	177,954
CACI International Inc. Class A (a)	5,134	319,797
Calix Inc. (a)	7,703	65,707
Callidus Software Inc. (a)	5,668	44,267
Carbonite Inc. (a)	1,384	15,238
Cardtronics Inc. (a)	8,361	219,476
Cass Information Systems Inc.	1,824	72,869
Cavium Inc. (a)	9,425	291,610
CEVA Inc. (a)	4,487	101,900
Checkpoint Systems Inc. (a)	7,862	88,683
Ciber Inc. (a)	12,482	52,924
Cirrus Logic Inc. (a)	12,877	306,473
Cognex Corp.	8,073	341,972
Coherent Inc. (a)	4,592	267,851
Cohu Inc.	4,700	53,439

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Communications Systems Inc.	1,277	$16,767
Commvault Systems Inc. (a)	8,545	424,174
Computer Task Group Inc. (a)	2,999	45,945
comScore Inc. (a)	6,160	131,762
Comtech Telecommunications Corp.	3,715	121,035
Concur Technologies Inc. (a)	8,699	499,149
Constant Contact Inc. (a)	5,733	170,786
Convergys Corp. (a)	20,481	273,421
Convio Inc. (a)	2,274	35,179
Cornerstone OnDemand Inc. (a)	2,163	47,240
Cray Inc. (a)	7,132	52,206
CSG Systems International Inc. (a)	6,773	102,543
CTS Corp.	6,800	71,536
Cymer Inc. (a)	5,938	296,900
Daktronics Inc.	6,700	59,563
DDi Corp.	2,851	34,782
DealerTrack Holdings Inc. (a)	7,999	242,050
Deltek Inc. (a)	4,436	47,288
Demand Media Inc. (a)	1,504	10,904
Dialogic Inc. (a)	2,755	2,397
Dice Holdings Inc. (a)	9,507	88,700
Digi International Inc. (a)	4,900	53,851
Digimarc Corp. (a)	1,246	34,813
Digital River Inc. (a)	7,216	135,011
Diodes Inc. (a)	6,858	158,968
Dot Hill Systems Corp. (a)	10,438	15,761
DSP Group Inc. (a)	4,634	30,862
DTS Inc. (a)	3,391	102,476
Dynamics Research Corp. (a)	1,748	16,851
EarthLink Inc.	21,175	169,188
Ebix Inc.	5,577	129,163
Echelon Corp. (a)	6,799	30,120
Echo Global Logistics Inc. (a)	2,147	34,567
Electro Rent Corp.	3,686	67,859
Electro Scientific Industries Inc.	4,439	66,629
Electronics for Imaging Inc. (a)	9,149	152,056
Ellie Mae Inc. (a)	1,665	18,581
eMagin Corp. (a)	3,787	12,308
EMCORE Corp. (a)	4,199	20,029
Emulex Corp. (a)	17,086	177,353
Entegris Inc. (a)	26,146	244,204
Entropic Communications Inc. (a)	16,543	96,446
Envestnet Inc. (a)	3,776	47,276
EPAM Systems Inc. (a)	715	14,672
EPIQ Systems Inc.	6,170	74,657
ePlus Inc. (a)	742	23,722
Euronet Worldwide Inc. (a)	9,946	207,772
Exar Corp. (a)	6,907	58,019
Exlservice Holdings Inc. (a)	3,292	90,332
Extreme Networks Inc. (a)	17,814	68,228
Fabrinet (a)	3,994	70,734
Fair Isaac Corp.	6,960	305,544
FalconStor Software Inc. (a)	5,940	22,216
FARO Technologies Inc. (a)	3,196	186,423
FEI Co. (a)	7,543	370,437
Finisar Corp. (a)	17,458	351,779

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Formfactor Inc. (a)	9,901	$55,248
Forrester Research Inc.	2,882	93,377
FriendFinder Networks Inc. (a)	930	1,265
FSI International Inc. (a)	7,403	36,201
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Global Cash Access Holdings Inc. (a)	10,313	80,441
Globecomm Systems Inc. (a)	4,418	63,973
Glu Mobile Inc. (a)	9,379	45,488
GSI Group Inc. (a)	5,023	60,577
GSI Technology Inc. (a)	3,956	16,773
GT Advanced Technologies Inc. (a)	23,122	191,219
Guidance Software Inc. (a)	2,426	26,807
Guidewire Software Inc. (a)	1,721	52,972
Hackett Group Inc., The (a)	5,769	34,441
Harmonic Inc. (a)	22,178	121,314
Heartland Payment Systems Inc.	7,534	217,281
Higher One Holdings Inc. (a)	6,028	90,119
Hittite Microwave Corp. (a)	6,098	331,182
Identive Group Inc. (a)	7,367	15,397
iGate Corp. (a)	5,969	100,040
Imation Corp. (a)	5,881	36,403
Immersion Corp. (a)	5,670	30,958
Imperva Inc. (a)	1,074	42,047
Infinera Corp. (a)	20,237	164,324
InfoSpace Inc. (a)	7,667	98,214
Inphi Corp. (a)	4,149	58,833
Insight Enterprises Inc. (a)	8,562	187,765
Integrated Device Technology Inc. (a)	28,621	204,640
Integrated Silicon Solution Inc. (a)	5,266	58,769
Interactive Intelligence Group (a)	2,808	85,672
InterDigital Inc.	8,828	307,744
Intermec Inc. (a)	11,667	90,186
Intermolecular Inc. (a)	1,885	11,706
Internap Network Services Corp. (a)	10,230	75,088
Intevac Inc. (a)	4,476	38,046
Intralinks Holdings Inc. (a)	6,321	33,438
InvenSense Inc. (a)	1,953	35,349
Ixia (a)	7,437	92,888
IXYS Corp. (a)	4,728	62,410
j2 Global Inc.	8,937	256,313
Jack Henry & Associates Inc.	16,756	571,715
JDA Software Group Inc. (a)	8,234	226,270
Jive Software Inc. (a)	3,007	81,670
Kemet Corp. (a)	8,671	81,161
Kenexa Corp. (a)	5,113	159,730
Keynote Systems Inc.	2,838	56,079
KIT Digital Inc. (a)	7,547	54,338
Kopin Corp. (a)	13,196	53,708
Kulicke & Soffa Industries Inc. (a)	13,947	173,361
KVH Industries Inc. (a)	3,039	31,910
Lattice Semiconductor Corp. (a)	22,759	146,340
LeCroy Corp. (a)	3,083	32,032
Limelight Networks Inc. (a)	12,018	39,539
Lionbridge Technologies Inc. (a)	12,150	34,992
Liquidity Services Inc. (a)	3,655	163,744

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Littelfuse Inc.	4,205	$263,654
LivePerson Inc. (a)	10,197	171,004
LogMeIn Inc. (a)	3,939	138,771
LoopNet Inc. (a)	3,476	65,279
Loral Space & Communications Inc. (a)	2,137	170,105
LTX-Credence Corp. (a)	9,569	68,801
Manhattan Associates Inc. (a)	3,981	189,217
ManTech International Corp.	4,563	157,241
Marchex Inc. Class B	4,166	18,580
MAXIMUS Inc.	6,756	274,767
MaxLinear Inc. Class A (a)	2,994	16,677
Maxwell Technologies Inc. (a)	5,464	100,155
Measurement Specialties Inc. (a)	2,906	97,932
Mentor Graphics Corp. (a)	18,753	278,670
Mercury Computer Systems Inc. (a)	5,901	78,188
Meru Networks Inc. (a)	2,048	8,294
Methode Electronics Inc.	7,239	67,178
Micrel Inc.	9,860	101,164
Microsemi Corp. (a)	16,825	360,728
MicroStrategy Inc. (a)	1,549	216,860
Microvision Inc. (a)	3,135	8,559
Mindspeed Technologies Inc. (a)	6,577	41,895
MIPS Technologies Inc. (a)	10,168	55,314
MKS Instruments Inc.	10,169	300,291
ModusLink Global Solutions Inc. (a)	8,371	45,203
MoneyGram International Inc. (a)	2,035	36,630
Monolithic Power Systems Inc. (a)	5,861	115,286
Monotype Imaging Holdings Inc. (a)	7,036	104,836
MoSys Inc. (a)	6,131	24,340
Motricity Inc. (a)	7,131	7,844
Move Inc. (a)	7,707	74,835
MTS Systems Corp.	3,048	161,818
Multi-Fineline Electronix Inc. (a)	1,776	48,751
Nanometrics Inc. (a)	3,881	71,837
NCI Inc. (a)	1,335	8,531
NeoPhotonics Corp. (a)	1,586	7,502
Netgear Inc. (a)	7,142	272,824
NetScout Systems Inc. (a)	7,246	147,384
NetSuite Inc. (a)	5,574	280,316
Newport Corp. (a)	7,286	129,108
NIC Inc.	12,526	151,940
Novatel Wireless Inc. (a)	6,249	20,934
NumereX Corp. Class A (a)	1,878	18,367
NVE Corp. (a)	926	49,078
Oclaro Inc. (a)	9,802	38,620
OCZ Technology Group Inc. (a)	12,675	88,472
Omnivision Technologies Inc. (a)	10,228	204,560
OpenTable Inc. (a)	4,573	185,069
Openwave Systems Inc. (a)	16,803	38,143
Oplink Communications Inc. (a)	3,767	64,416
OPNET Technologies Inc.	2,826	81,954
OpNext Inc. (a)	8,601	13,332
OSI Systems Inc. (a)	3,688	226,074
Parametric Technology Corp. (a)	23,194	648,040
Park Electrochemical Corp.	4,043	122,220
PC Connection Inc.	1,806	14,845

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PDF Solutions Inc. (a)	4,539	$38,264
Pegasystems Inc.	3,256	124,249
Perficient Inc. (a)	4,798	57,624
Pericom Semiconductor Corp. (a)	4,946	40,013
Photronics Inc. (a)	11,538	76,728
Plantronics Inc.	8,472	341,083
Plexus Corp. (a)	6,933	242,586
PLX Technology Inc. (a)	8,555	34,391
Power Integrations Inc.	5,603	207,983
Power-One Inc. (a)	13,273	60,392
Powerwave Technologies Inc. (a)	6,112	12,530
PRGX Global Inc. (a)	3,597	22,625
Procera Networks Inc. (a)	2,830	63,279
Progress Software Corp. (a)	12,013	283,747
PROS Holdings Inc. (a)	4,154	77,680
Pulse Electronics Corp.	8,119	20,379
QAD Inc. Class A (a)	1,075	14,082
QAD Inc. Class B (a)	268	3,513
QLIK Technologies Inc. (a)	13,716	438,912
Quantum Corp. (a)	43,930	115,097
Quepasa Corp. (a)	1,324	5,879
Quest Software Inc. (a)	11,065	257,483
QuinStreet Inc. (a)	5,463	57,307
Radisys Corp. (a)	3,608	26,699
Rambus Inc. (a)	19,106	123,234
RealD Inc. (a)	8,070	108,945
Realnetworks Inc.	4,098	40,734
RealPage Inc. (a)	5,946	113,985
Responsys Inc. (a)	1,803	21,582
RF Micro Devices Inc. (a)	53,784	267,844
Richardson Electronics Ltd.	2,746	32,897
Rimage Corp.	1,837	18,388
Rofin-Sinar Technologies Inc. (a)	5,542	146,143
Rogers Corp. (a)	3,082	119,428
Rosetta Stone Inc. (a)	2,132	22,002
Rubicon Technology Inc. (a)	3,392	35,379
Rudolph Technologies Inc. (a)	6,177	68,626
Saba Software Inc. (a)	5,743	56,339
Sanmina-SCI Corp. (a)	15,565	178,219
Sapient Corp.	21,270	264,812
ScanSource Inc. (a)	5,266	196,527
SciQuest Inc. (a)	2,451	37,353
SeaChange International Inc. (a)	5,226	40,658
Semtech Corp. (a)	12,698	361,385
ServiceSource International Inc. (a)	2,059	31,873
ShoreTel Inc. (a)	9,152	51,983
Sigma Designs Inc. (a)	6,098	31,588
Silicon Graphics International Corp. (a)	6,040	58,467
Silicon Image Inc. (a)	15,433	90,746
Smith Micro Software Inc. (a)	6,908	16,096
SolarWinds Inc. (a)	11,103	429,131
Sonus Networks Inc. (a)	40,924	118,680
Sourcefire Inc. (a)	5,518	265,581
Spansion Inc. Class A (a)	9,852	119,997
SPS Commerce Inc. (a)	1,660	44,621
SRS Labs Inc. (a)	2,206	15,332

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SS&C Technologies Holdings Inc. (a)	4,951	$115,507
Stamps.com Inc. (a)	2,364	65,908
Standard Microsystems Corp. (a)	4,464	115,484
STEC Inc. (a)	7,161	67,600
STR Holdings Inc. (a)	5,981	28,948
Stratasys Inc. (a)	4,113	150,207
Stream Global Services Inc. (a)	1,372	4,514
Super Micro Computer Inc. (a)	5,452	95,192
Supertex Inc. (a)	1,993	36,014
Support.com Inc. (a)	9,165	28,870
Sycamore Networks Inc. (a)	3,916	69,470
Symmetricom Inc. (a)	8,249	47,597
Synaptics Inc. (a)	6,260	228,553
Synchronoss Technologies Inc. (a)	5,129	163,718
SYNNEX Corp. (a)	4,902	186,962
Syntel Inc.	2,975	166,600
Take-Two Interactive Software Inc. (a)	14,290	219,852
Taleo Corp. (a)	7,999	367,394
Tangoe Inc. (a)	2,005	37,714
TechTarget (a)	3,046	21,109
TeleCommunication Systems Inc. Class A (a)	9,214	25,615
TeleNav Inc. (a)	3,153	22,134
TeleTech Holdings Inc. (a)	4,948	79,663
Tessera Technologies Inc. (a)	9,909	170,930
THQ Inc. (a)	13,313	7,455
TiVo Inc. (a)	23,201	278,180
TNS Inc. (a)	4,981	108,237
Travelzoo Inc. (a)	1,090	25,070
TriQuint Semiconductor Inc. (a)	31,895	219,916
TTM Technologies Inc. (a)	10,134	116,440
Tyler Technologies Inc. (a)	5,780	222,010
Ubiquiti Networks Inc. (a)	1,688	53,391
Ultimate Software Group Inc. (a)	5,031	368,672
Ultra Clean Holdings Inc. (a)	4,391	33,108
Ultratech Inc. (a)	4,897	141,915
Unisys Corp. (a)	8,359	164,839
United Online Inc.	17,407	85,120
Universal Display Corp. (a)	7,498	273,902
ValueClick Inc. (a)	15,304	302,101
VASCO Data Security International Inc. (a)	5,288	57,058
Veeco Instruments Inc. (a)	7,910	226,226
Verint Systems Inc. (a)	4,140	134,095
ViaSat Inc. (a)	7,073	340,989
Viasystems Group Inc. (a)	591	11,217
Virnetx Holding Corp. (a)	7,900	189,047
Virtusa Corp. (a)	2,903	50,135
Vishay Precision Group Inc. (a)	2,310	34,257
Vocus Inc. (a)	3,412	45,209
Volterra Semiconductor Corp. (a)	4,796	165,054
Wave Systems Corp. Class A (a)	16,324	30,363
Web.com Group Inc. (a)	5,581	80,534
Websense Inc. (a)	7,278	153,493
Westell Technologies Inc. Class A (a)	9,947	23,177
Wright Express Corp. (a)	7,527	487,223
XO Group Inc. (a)	5,219	49,006

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
X-Rite Inc. (a)	5,388	$24,462
Xyratex Ltd.	5,524	87,887
Zillow Inc. (a)	804	28,614
Zix Corp. (a)	12,120	35,269
Zygo Corp. (a)	3,048	59,643

		39,914,293

Materials (4.56%)
A. Schulman Inc.	6,009	162,363
AEP Industries Inc. (a)	820	28,544
AM Castle & Co. (a)	3,296	41,694
AMCOL International Corp.	4,703	138,691
American Vanguard Corp.	4,293	93,115
Balchem Corp.	5,611	169,733
Boise Inc.	16,909	138,823
Buckeye Technologies Inc.	7,761	263,641
Calgon Carbon Corp. (a)	10,983	171,445
Century Aluminum Co. (a)	10,125	89,910
Chase Corp.	1,231	19,388
Chemtura Corp. (a)	18,755	318,460
Clearwater Paper Corp. (a)	4,475	148,615
Coeur d’Alene Mines Corp. (a)	17,391	412,862
Deltic Timber Corp.	2,108	133,415
Eagle Materials Inc.	8,655	300,761
Ferro Corp. (a)	16,991	100,927
Flotek Industries Inc. (a)	9,671	116,245
FutureFuel Corp.	3,620	39,748
General Moly Inc. (a)	13,217	44,277
Georgia Gulf Corp. (a)	6,609	230,522
Globe Specialty Metals Inc.	12,163	180,864
Gold Resource Corp.	5,493	133,535
Golden Minerals Co. (a)	5,478	46,180
Golden Star Resources Ltd. (a)	50,008	93,015
Graphic Packaging Holding Co. (a)	30,949	170,838
GSE Holding Inc. (a)	1,566	20,562
Handy & Harman Ltd. (a)	1,024	14,787
Hawkins Inc.	1,715	63,798
Haynes International Inc.	2,373	150,330
HB Fuller Co.	9,615	315,660
Headwaters Inc. (a)	11,592	48,455
Hecla Mining Co.	54,449	251,554
Horsehead Holding Corp. (a)	8,497	96,781
Innophos Holdings Inc.	4,206	210,805
Innospec Inc. (a)	4,637	140,872
Jaguar Mining Inc. (a)	16,441	76,779
Kaiser Aluminum Corp.	3,186	150,570
Kapstone Paper and Packaging Corp. (a)	7,568	149,090
KMG Chemicals Inc.	1,352	24,404
Koppers Holdings Inc.	4,010	154,626
Kraton Performance Polymers Inc. (a)	6,238	165,744
Landec Corp. (a)	5,344	34,896
Louisiana-Pacific Corp. (a)	25,747	240,734
LSB Industries Inc. (a)	3,549	138,127
Materion Corp. (a)	3,968	114,001
McEwen Mining Inc. (a)	20,411	90,625

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Metals USA Holdings Corp. (a)	2,319	$33,417
Midway Gold Corp. (a)	16,997	24,306
Minerals Technologies Inc.	3,535	231,224
Myers Industries Inc.	5,825	85,919
Neenah Paper Inc.	3,031	90,142
NewMarket Corp.	1,750	327,950
Noranda Aluminum Holding Corp.	4,447	44,337
Olin Corp.	15,517	337,495
Olympic Steel Inc.	1,796	43,104
OM Group Inc. (a)	5,988	164,730
Omnova Solutions Inc. (a)	8,892	60,021
P. H. Glatfelter Co.	8,502	134,162
Paramount Gold and Silver Corp. (a)	22,629	51,142
PolyOne Corp.	18,155	261,432
Quaker Chemical Corp.	2,515	99,217
Revett Minerals Inc. (a)	4,971	20,779
RTI International Metals Inc. (a)	5,851	134,924
Schweitzer-Mauduit International Inc.	3,124	215,743
Senomyx Inc. (a)	7,805	21,386
Sensient Technologies Corp.	9,723	369,474
Spartech Corp. (a)	5,994	29,251
Stepan Co.	1,565	137,407
Stillwater Mining Co. (a)	22,359	282,618
SunCoke Energy Inc. (a)	13,786	195,899
Texas Industries Inc.	4,445	155,619
Thompson Creek Metals Company Inc. (a)	29,703	200,792
TPC Group Inc. (a)	2,596	114,769
Tredegar Corp.	4,670	91,485
U.S. Energy Corp. (a)	4,887	15,443
United States Lime & Minerals Inc. (a)	520	31,143
Universal Stainless & Alloy Products Inc. (a)	1,378	58,868
US Silica Holdings Inc. (a)	2,289	47,932
Verso Paper Corp. (a)	2,842	5,343
Vista Gold Corp. (a)	13,561	42,582
Wausau Paper Corp.	9,549	89,570
Worthington Industries Inc.	10,451	200,450
Zep Inc.	4,244	61,114
Zoltek Companies Inc. (a)	5,437	61,543

		11,013,543

Telecommunication Services (0.80%)
8x8 Inc. (a)	12,117	50,891
AboveNet Inc. (a)	4,518	374,090
Alaska Communications Systems Group Inc.	8,891	27,384
Atlantic Tele-Network Inc.	1,839	66,866
Boingo Wireless Inc. (a)	1,081	13,080
Cbeyond Inc. (a)	5,480	43,840
Cincinnati Bell Inc. (a)	38,931	156,503
Cogent Communications Group Inc. (a)	8,971	171,167
Consolidated Communications Holdings Inc.	5,135	100,800
FairPoint Communications Inc. (a)	4,099	15,412
General Communication Inc. Class A (a)	7,266	63,360

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Globalstar Inc. (a)	19,295	$13,506
HickoryTech Corp.	2,578	26,657
IDT Corp. Class B	2,721	25,414
inContact Inc. (a)	5,723	31,934
Iridium Communications Inc. (a)	8,616	75,476
Leap Wireless International Inc. (a)	11,736	102,455
Lumos Networks Corp.	2,970	31,957
Neutral Tandem Inc. (a)	6,011	73,274
NTELOS Holdings Corp.	2,970	61,479
Orbcomm Inc. (a)	6,837	26,322
Premiere Global Services Inc. (a)	10,210	92,298
Shenandoah Telecommunications Co.	4,724	52,673
SureWest Communications	2,739	61,764
Towerstream Corp. (a)	8,280	39,330
USA Mobility Inc.	4,375	60,944
Vonage Holdings Corp. (a)	27,357	60,461

		1,919,337

Utilities (3.18%)
Allete Inc.	6,527	270,805
American States Water Co.	3,672	132,706
Artesian Resources Corp. Class A	1,297	24,371
Atlantic Power Corp.	22,051	305,186
Avista Corp.	11,199	286,470
Black Hills Corp.	8,555	286,849
Cadiz Inc. (a)	2,353	21,648
California Water Service Group	8,210	149,504
Central Vermont Public Service Corp.	2,636	92,787
CH Energy Group Inc.	3,013	201,057
Chesapeake Utilities Corp.	1,882	77,388
Cleco Corp.	11,873	470,764
Connecticut Water Service Inc.	1,678	47,471
Consolidated Water Co. Ltd.	2,737	21,650
Dynegy Inc. (a)	20,051	11,229
El Paso Electric Co.	8,192	266,158
Empire District Electric Co., The	8,131	165,466
Genie Energy Ltd. Class B	2,721	26,312
Idacorp Inc.	9,644	396,561
Laclede Group Inc., The	4,320	168,566
MGE Energy Inc.	4,473	198,556
Middlesex Water Co.	3,052	57,652
New Jersey Resources Corp.	8,043	358,477
Northwest Natural Gas Co.	5,189	235,581
NorthWestern Corp.	7,044	249,780
Ormat Technologies Inc.	3,517	70,868
Otter Tail Corp.	7,052	153,028
Piedmont Natural Gas Company Inc.	13,989	434,638
PNM Resources Inc.	15,446	282,662
Portland General Electric Co.	14,632	365,507
SJW Corp.	2,778	67,005
South Jersey Industries Inc.	5,824	291,433
Southwest Gas Corp.	8,900	380,386
UIL Holdings Corp.	9,808	340,926
Unisource Energy Corp.	7,108	259,940
Unitil Corp.	2,128	57,094
WGL Holdings Inc.	9,975	405,982

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
York Water Co.	2,539	$43,926

		7,676,389

Total Common Stocks
(cost $215,838,759)		236,677,845

Registered Investment Companies (0.84%)
Financials (0.84%)
Apollo Investment Corp.	38,257	274,303
Arlington Asset Investment Corp. Class A	1,495	33,189
BlackRock Kelso Capital Corp.	13,444	132,020
Capital Southwest Corp.	566	53,515
Fidus Investment Corp.	1,023	14,332
Fifth Street Finance Corp.	16,006	156,219
Gladstone Capital Corp.	4,293	34,816
Gladstone Investment Corp.	4,492	34,004
Golub Capital BDC LLC Inc.	2,255	34,434
Harris & Harris Group Inc. (a)	6,221	25,817
Hercules Technology Growth Capital Inc.	9,493	105,182
Kohlberg Capital Corp.	3,782	26,134
Main Street Capital Corp.	4,491	110,613
MCG Capital Corp.	15,155	64,409
Medallion Financial Corp.	3,038	33,904
Medley Capital Corp.	2,217	24,986
MVC Capital Inc.	4,794	62,945
New Mountain Finance Corp.	1,410	19,373
NGP Capital Resources Co.	4,191	27,451
PennantPark Investment Corp.	10,650	110,760
Prospect Capital Corp.	23,597	259,095
Solar Capital Ltd.	7,155	157,911
Solar Senior Capital Ltd.	1,407	22,667
THL Credit Inc.	1,806	23,225
TICC Capital Corp.	7,159	69,729
Triangle Capital Corp.	5,262	103,925

		2,014,958

Total Registered Investment Companies
(cost $2,600,682)		2,014,958

	Shares	Value
Short-term Investments (1.54%)
State Street Institutional U.S. Government Money Market Fund	3,725,848	$3,725,848

Total Short-term Investments
(cost $3,725,848)		3,725,848

TOTAL INVESTMENTS (100.49%)
(cost $222,165,289)		242,418,651
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.49%) (c)		(1,179,163)

NET ASSETS (100.00%)		$241,239,488

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2012, cash in the amount of $312,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.53%)
Australia (8.38%)
AGL Energy Ltd.	11,378	$173,842
Alumina Ltd.	60,921	77,935
Amcor Ltd.	30,806	237,413
AMP Ltd.	70,184	314,064
APA Group	12,771	67,467
Asciano Ltd.	23,966	121,643
ASX Ltd.	4,376	150,495
Australia & New Zealand Banking Group Ltd.	65,082	1,568,077
Bendigo and Adelaide Bank Ltd.	9,012	72,347
BGP Holdings PLC (a) (b)	253,848	0
BHP Billiton Ltd.	79,296	2,842,822
BlueScope Steel Ltd. (a)	36,774	15,046
Boral Ltd.	18,123	75,654
Brambles Ltd.	36,442	268,014
Caltex Australia Ltd.	3,404	48,977
Campbell Brothers Ltd.	1,656	115,324
CFS Retail Property Trust	46,988	87,124
Coca-Cola Amatil Ltd.	14,269	184,313
Cochlear Ltd.	1,394	89,382
Commonwealth Bank of Australia	38,942	2,020,937
Computershare Ltd.	11,101	103,491
Crown Ltd.	10,218	91,978
CSL Ltd.	13,041	484,821
Dexus Property Group	121,998	109,943
Echo Entertainment Group Ltd.	17,309	78,711
Fairfax Media Ltd.	53,524	40,196
Fortescue Metals Group Ltd.	30,589	184,093
Goodman Group	170,458	121,833
GPT Group	44,139	142,651
Harvey Norman Holdings Ltd.	13,901	28,943
Iluka Resources Ltd.	10,050	185,199
Incitec Pivot Ltd.	40,008	130,543
Insurance Australia Group Ltd.	51,613	181,775
James Hardie Industries SE CDI	10,517	83,666
Leighton Holdings Ltd.	3,854	85,113
Lend Lease Corp. Ltd.	13,545	104,808
Lynas Corporation Ltd. (a)	39,615	44,934
Macquarie Group Ltd.	8,665	261,012
Metcash Ltd.	19,717	87,823
Mirvac Group	86,117	104,369
National Australia Bank Ltd.	54,492	1,388,560
Newcrest Mining Ltd.	18,826	578,787
Orica Ltd.	9,114	264,057
Origin Energy Ltd.	26,638	368,366
OZ Minerals Ltd.	7,869	79,555
Qantas Airways Ltd. (a)	27,618	51,065
QBE Insurance Group Ltd.	27,435	402,691
QR National Ltd.	43,061	166,376
Ramsay Health Care Ltd.	3,312	67,071
Rio Tinto Ltd.	10,819	732,929
Santos Ltd.	23,293	343,583
Sims Metal Management Ltd.	3,988	60,684
Sonic Healthcare Ltd.	9,500	123,204
SP Ausnet	38,979	43,405
Stockland	58,239	177,361

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	32,305	$281,090
Sydney Airport	9,385	27,896
Tabcorp Holding Ltd.	17,309	48,768
Tatts Group Ltd.	31,888	81,917
Telstra Corp. Ltd.	107,959	367,918
Toll Holdings Ltd.	16,834	102,358
Transurban Group	32,703	189,702
Wesfarmers Ltd.	24,918	774,855
Westfield Group	54,252	496,219
Westfield Retail Trust	72,191	192,930
Westpac Banking Corp.	75,025	1,701,173
Woodside Petroleum Ltd.	15,863	571,987
Woolworths Ltd.	30,135	810,974
WorleyParsons Ltd.	4,831	143,270

		21,825,529

Austria (0.26%)
Erste Group Bank AG	4,648	107,181
Immoeast Interim Shares (a) (b)	11,178	0
Immofinanz AG (a)	24,135	87,682
Immofinanz AG Interim Shares (a) (b)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	51,960
OMV AG	4,028	143,168
Raiffeisen Bank International AG	1,232	43,543
Telekom Austria AG	8,376	97,546
Vienna Insurance Group AG Wiener Versicherung Gruppe	960	42,341
VoestAlpine AG	2,771	93,187

		666,608

Belgium (1.02%)
Ageas	54,576	119,955
Anheuser-Busch InBev NV	19,839	1,449,439
Bekaert NV	980	31,571
Belgacom SA	3,718	119,529
Colruyt SA	1,901	76,416
Delhaize Group	2,557	134,535
Groupe Bruxelles Lambert SA	2,042	158,067
KBC GROEP NV	3,936	98,742
Mobistar SA	634	31,582
Solvay SA	1,470	174,037
UCB SA	2,537	109,459
Umicore SA	2,837	156,294

		2,659,626

Denmark (1.11%)
A P Moller-Maersk A/S Class A	14	102,977
A P Moller-Maersk A/S Class B	33	254,797
Carlsberg A/S Class B	2,633	217,549
Coloplast A/S Class B	574	99,379
Danske Bank A/S (a)	15,925	269,725
DSV A/S	4,804	108,918
Novo Nordisk A/S Class B	10,482	1,451,267

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Novozymes A/S B Shares	5,660	$164,840
TDC A/S	11,803	85,844
Tryg A/S	621	35,015
Vestas Wind Systems A/S (a)	5,136	52,101
William Demant Holding A/S (a)	588	54,801

		2,897,213

Finland (0.88%)
Elisa OYJ	3,370	80,767
Fortum OYJ	11,009	267,225
Kesko OYJ	1,687	54,741
Kone Corp. OYJ Class B	3,861	215,091
Metso OYJ	3,222	137,725
Neste Oil OYJ	3,247	39,992
Nokia OYJ	92,933	505,942
Nokian Renkaat OYJ	2,726	132,847
Orion OYJ Class B	2,451	48,445
Pohjola Bank PLC	3,269	36,209
Sampo OYJ A Shares	10,433	301,527
Sanoma OYJ	2,121	27,156
Stora Enso OYJ R Shares	14,302	106,245
UPM-Kymmene OYJ	13,109	178,506
Wartsila OYJ Class B	4,038	152,301

		2,284,719

France (9.00%)
Accor SA	3,604	128,674
Aeroports de Paris (ADP)	814	66,810
Air Liquide SA	7,021	936,016
Alcatel-Lucent (a)	58,442	132,895
Alstom SA	5,082	198,320
Arkema	1,320	123,005
AtoS	1,202	69,326
AXA SA	42,918	711,491
BNP Paribas SA	23,850	1,131,596
Bouygues SA	4,596	140,554
Bureau Veritas SA	1,306	114,960
Cap Gemini SA	3,734	167,130
Carrefour SA	14,395	345,095
Casino Guichard Perrachon SA	1,331	131,184
Christian Dior SA	1,370	210,216
Cie Generale des Etablissements Michelin Class B	4,422	329,264
CNP Assurances	3,536	55,177
Compagnie de Saint-Gobain	9,893	441,811
Compagnie Generale de Geophysique-Veritas (a)	3,660	108,317
Credit Agricole SA	23,821	148,048
DANONE SA	14,417	1,005,622
Dassault Systemes SA	1,493	137,374
Edenred	3,776	113,613
Eiffage SA	1,005	38,884
Electricite de France	6,025	137,488
Essilor International SA	5,004	446,012
Eurazeo	784	39,890

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
European Aeronautic Defence and Space Co. NV	10,094	$413,362
Eutelsat Communications	3,177	117,454
Fonciere des Regions	674	54,142
France Telecom SA	46,048	682,005
GDF Suez	30,770	794,905
Gecina SA	482	50,360
Groupe Eurotunnel SA	13,119	113,939
ICADE	551	49,155
Iliad SA	446	61,446
Imerys SA	864	52,534
JC Decaux SA (a)	1,551	47,391
Klepierre	2,449	84,922
Lafarge SA	4,981	237,725
Lagardere SCA	2,975	91,774
Legrand SA	5,519	203,081
L’Oreal SA	5,935	732,105
LVMH Moet Hennessy Louis Vuitton SA	6,282	1,079,544
Natixis	21,249	81,760
Neopost SA	794	51,063
Pernod Ricard SA	4,908	513,191
Peugeot SA	5,847	94,163
PPR SA	1,888	324,825
Publicis Groupe	3,546	195,486
Renault SA	4,765	251,184
Safran SA	4,206	154,571
Sanofi	28,126	2,184,303
Schneider Electric SA	12,087	789,740
SCOR SE	4,104	110,893
SES FDR	7,402	183,669
Societe BIC SA	703	70,544
Societe Generale	16,305	477,650
Societe Television Francaise 1	2,952	36,146
Sodexo	2,341	192,202
STMicroelectronics NV	15,749	128,694
Suez Environnement Co.	6,744	103,436
Technip SA	2,451	288,742
Thales SA	2,480	92,811
Total SA	52,467	2,675,852
Unibail-Rodamco SE	2,277	455,373
Vallourec SA	2,762	174,975
Veolia Environnement	8,754	145,181
Vinci SA	11,161	582,020
Vivendi	30,638	562,260
Wendel	766	65,434

		23,460,784

Germany (8.04%)
Adidas AG	5,191	405,286
Allianz SE Reg.	11,231	1,340,152
Axel Springer AG	996	50,305
BASF SE	22,703	1,985,999
Bayer AG	20,430	1,437,032
Bayerische Motoren Werke (BMW) AG	8,199	737,347
Beiersdorf AG	2,541	165,803

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Brenntag AG	1,117	$136,788
Celesio AG	1,992	36,052
Commerzbank AG (a)	89,233	225,762
Continental AG (a)	1,928	181,976
Daimler AG Registered Shares	22,446	1,353,417
Deutsche Bank AG Reg.	23,018	1,145,230
Deutsche Boerse AG	4,849	326,460
Deutsche Lufthansa AG Reg.	5,802	81,212
Deutsche Post AG	21,014	404,561
Deutsche Telekom AG	69,554	837,382
E.On AG	44,586	1,067,979
Fraport AG	916	57,357
Fresenius Medical Care AG & Co. KGaA	5,176	366,838
Fresenius SE & Co. KGaA	2,774	284,469
GEA Group AG	4,266	147,132
Hannover Rueckversicherung AG Reg.	1,534	91,124
HeidelbergCement AG	3,472	210,160
Henkel AG & Co. KGaA	3,207	200,172
Hochtief AG	1,066	64,674
Infineon Technologies AG	26,511	271,052
K+S AG Reg.	4,203	219,877
Kabel Deutschland Holding AG (a)	2,230	137,733
Lanxess AG	2,098	173,426
Linde AG	4,202	754,046
MAN AG	1,577	209,967
Merck KGaA	1,628	180,171
Metro AG	3,295	127,398
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,448	670,646
QIAGEN NV (a)	5,683	88,490
RWE AG	12,133	579,389
Salzgitter AG	1,012	55,466
SAP AG	22,762	1,589,528
Siemens AG Reg.	20,343	2,050,866
Suedzucker AG	1,615	51,425
ThyssenKrupp AG	9,562	238,032
United Internet AG Reg.	2,768	52,163
Volkswagen AG	733	118,192
Wacker Chemie AG	394	34,739

		20,943,275

Greece (0.09%)
Coca-Cola Hellenic Bottling Co. SA (a)	4,646	88,918
Hellenic Telecommunications Organization SA	6,229	26,501
National Bank of Greece SA (a)	24,210	61,995
OPAP SA	5,630	54,588

		232,002

Hong Kong (2.83%)
AIA Group Ltd.	208,954	765,527
ASM Pacific Technology Ltd.	4,500	65,654
Bank of East Asia Ltd.	38,425	144,486
BOC Hong Kong Holdings Ltd.	91,000	251,360

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Cathay Pacific Airways Ltd.	29,000	$53,701
Cheung Kong Holdings Ltd.	34,000	439,145
Cheung Kong Infrastructure Holdings Ltd.	12,000	73,015
CLP Holdings Ltd.	47,783	412,265
First Pacific Company Ltd.	52,000	57,588
Foxconn International Holdings Ltd. (a)	53,000	37,742
Galaxy Entertainment Group Ltd. (a)	30,000	82,866
Hang Lung Group Ltd.	21,000	135,889
Hang Lung Properties Ltd.	60,000	219,817
Hang Seng Bank Ltd.	18,674	248,167
Henderson Land Development Co. Ltd.	22,926	126,505
HKT Trust and HKT Ltd. (a)	2,195	1,719
Hong Kong & China Gas Co. Ltd.	116,861	299,468
Hong Kong Exchanges & Clearing Ltd.	25,400	426,847
Hopewell Holdings Ltd.	14,500	39,772
Hutchison Whampoa Ltd.	52,210	521,727
Hysan Development Co. Ltd.	16,000	64,078
Kerry Properties Ltd.	18,000	81,012
Li & Fung Ltd.	142,000	325,855
Lifestyle International Holdings Ltd.	14,000	35,516
Link REIT, The	55,500	206,547
MTR Corporation Ltd.	36,500	130,667
New World Development Co. Ltd.	89,700	107,771
NWS Holdings Ltd.	34,500	52,779
Orient Overseas International Ltd.	5,100	36,285
PCCW Ltd.	101,000	36,157
Power Assets Holdings Ltd.	34,000	249,564
Sands China Ltd.	60,800	237,232
Shangri-La Asia Ltd.	34,960	76,443
Sino Land Co. Ltd.	72,600	115,927
SJM Holdings Ltd.	40,000	81,179
Sun Hung Kai Properties Ltd.	35,000	434,934
Swire Pacific Ltd. Class A	18,000	201,776
Wharf Holdings Ltd.	37,953	206,246
Wheelock and Co. Ltd.	22,000	66,293
Wing Hang Bank Ltd.	4,500	44,707
Wynn Macau Ltd.	39,200	115,345
Yue Yuen Industrial Holdings Ltd.	18,500	64,918

		7,374,491

Ireland (0.29%)
CRH PLC (Dublin)	17,850	364,240
Elan Corp. PLC (a)	12,110	177,258
Kerry Group PLC Class A	3,471	160,636
Ryanair Holdings PLC (a)	10,018	59,804

		761,938

Israel (0.63%)
Bank Hapoalim B.M.	25,304	92,915
Bank Leumi Le-Israel	30,149	94,937
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	71,922
Cellcom Israel Ltd.	1,158	14,667
Delek Group Ltd.	101	19,758

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Elbit Systems Ltd.	535	$20,756
Israel Chemicals Ltd.	11,310	128,675
Israel Corporation Ltd., The	58	39,045
Israel Discount Bank Class A (a)	19,287	25,525
Mizrahi Tefahot Bank Ltd.	2,895	26,084
NICE Systems Ltd. (a)	1,480	58,016
Partner Communications Company Ltd.	2,039	15,727
Teva Pharmaceutical Industries Ltd.	23,283	1,029,444

		1,637,471

Italy (2.30%)
A2A SpA	25,263	20,266
Assicurazioni Generali SpA	29,074	451,352
Atlantia SpA	7,881	130,861
Autogrill SpA	2,603	27,478
Banca Carige SpA	15,801	20,737
Banca Monte Dei Paschi di Siena SpA	118,490	49,953
Banco Popolare Societa Cooperativa	41,594	78,884
Enel Green Power SpA	41,261	78,417
Enel SpA	163,603	591,751
Eni SpA	59,251	1,390,015
EXOR SpA	1,697	42,844
Fiat Industrial SpA (a)	18,877	201,410
Fiat SpA	19,472	114,475
Finmeccanica SpA	10,285	55,691
Intesa Sanpaolo	250,937	449,803
Intesa Sanpaolo RSP	23,945	36,949
Luxottica Group SpA	2,830	102,474
Mediaset SpA	17,616	48,587
Mediobanca SpA	12,206	71,693
Pirelli & Co. SpA	5,997	71,344
Prysmian SpA	4,884	85,852
Saipem SpA	6,534	337,508
Snam SpA	38,911	187,135
Telecom Italia RNC SpA	151,926	149,334
Telecom Italia SpA	232,036	275,889
Tenaris SA	11,627	221,749
Terna-Rete Elettrica Nationale SpA	30,335	121,940
UBI Banca-Unione di Banche Italiane ScpA	20,407	86,495
UniCredit SpA	99,511	498,488

		5,999,374

Japan (21.24%)
ABC-Mart Inc.	600	22,581
Advantest Corp.	3,480	54,826
Aeon Co. Ltd.	14,700	193,229
Aeon Credit Service Co. Ltd.	2,100	33,026
Aeon Mall Co. Ltd.	1,900	44,143
Air Water Inc.	3,000	38,710
Aisin Seiki Co. Ltd.	4,700	165,014
Ajinomoto Co. Inc.	16,000	200,652
Alfresa Holdings Corp.	1,000	47,541
All Nippon Airways Co. Ltd.	20,000	60,408

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Amada Co. Ltd.	9,000	$60,674
Aozora Bank Ltd.	14,000	40,425
Asahi Glass Co. Ltd.	25,000	212,033
Asahi Group Holdings Ltd.	9,500	210,384
Asahi Kasei Corp.	31,000	191,386
ASICS Corp.	4,000	45,234
Astellas Pharma Inc.	10,951	449,842
Bank of Kyoto Ltd., The	8,000	72,587
Bank of Yokohama Ltd., The	31,000	155,056
Benesse Holdings Inc.	1,700	84,723
Bridgestone Corp.	16,100	390,197
Brother Industries Ltd.	5,600	75,912
Canon Inc.	28,000	1,322,701
Casio Computer Co. Ltd. (a)	5,900	42,128
Central Japan Railway Co.	37	304,869
Chiba Bank Ltd., The	19,000	121,203
Chiyoda Corp.	4,000	50,791
Chubu Electric Power Co. Inc.	16,700	301,435
Chugai Pharmaceutical Co. Ltd.	5,600	103,245
Chugoku Bank Ltd., The	4,000	54,078
Chugoku Electric Power Company Inc., The	7,300	135,558
Citizen Holdings Co. Ltd.	5,900	37,352
Coca-Cola West Co. Ltd.	1,400	24,543
Cosmo Oil Co. Ltd.	15,000	41,682
Credit Saison Co. Ltd.	3,800	76,900
Dai Nippon Printing Co. Ltd.	14,000	143,095
Daicel Chemical Industries Ltd.	7,000	45,077
Daido Steel Co. Ltd.	7,000	48,460
Daihatsu Motor Co. Ltd.	4,000	73,263
Dai-ichi Life Insurance Company Ltd.	220	303,806
Daiichi Sankyo Co. Ltd.	16,713	304,497
Daikin Industries Ltd.	5,900	160,598
Dainippon Sumitomo Pharma Co. Ltd.	3,700	39,204
Daito Trust Construction Co. Ltd.	1,800	161,580
Daiwa House Industry Co. Ltd.	12,000	158,608
Daiwa Securities Group Inc.	40,000	158,028
DeNA Co. Ltd.	2,500	69,258
Denki Kagaku Kogyo KK	11,000	43,989
Denso Corp.	12,000	400,870
Dentsu Inc.	4,500	143,313
East Japan Railway Co.	8,400	528,742
Eisai Co. Ltd.	6,200	246,442
Electric Power Development Co. Ltd.	2,980	80,792
FamilyMart Co. Ltd.	1,500	63,429
Fanuc Corp.	4,700	833,587
Fast Retailing Co. Ltd.	1,300	296,218
Fuji Electric Co. Ltd.	13,000	34,239
Fuji Heavy Industries Ltd.	14,000	112,480
FUJIFILM Holdings Corp.	11,400	267,336
Fujitsu Ltd.	46,000	242,310
Fukuoka Financial Group Inc.	18,000	79,812
Furukawa Electric Co. Ltd.	15,000	39,870
Gree Inc.	2,300	58,049
GS Yuasa Corp.	9,000	49,366
Gunma Bank Ltd.	10,000	53,522

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hachijuni Bank Ltd., The	10,000	$58,959
Hakuhodo DY Holdings Inc.	590	37,067
Hamamatsu Photonics K.K.	1,700	64,184
Hino Motors Ltd.	6,000	43,349
Hirose Electric Co. Ltd.	800	83,992
Hiroshima Bank Ltd., The	13,000	59,369
Hisamitsu Pharmaceutical Co. Inc.	1,500	71,131
Hitachi Chemical Co. Ltd.	2,500	45,004
Hitachi Construction Machinery Co. Ltd.	2,400	53,092
Hitachi High-Technologies Corp.	1,400	33,406
Hitachi Ltd.	112,000	718,521
Hitachi Metals Ltd.	4,000	49,680
Hokkaido Electric Power Co. Inc.	4,400	64,589
Hokuhoku Financial Group Inc.	32,000	61,085
Hokuriku Electric Power Co.	4,100	74,104
Honda Motor Co. Ltd.	40,300	1,531,273
Hoya Corp.	10,800	242,566
Ibiden Co. Ltd.	3,000	76,731
Idemitsu Kosan Co. Ltd.	500	49,837
IHI Corp.	33,000	83,327
INPEX Corp.	54	364,697
Isetan Mitsukoshi Holdings Ltd.	9,080	106,630
Isuzu Motors Ltd.	30,000	175,788
Itochu Corp.	37,100	404,752
Itochu Techno-Solutions Corp.	600	26,858
Iyo Bank Ltd., The	6,000	53,135
J. Front Retailing Co. Ltd.	11,400	63,632
Japan Petroleum Exploration Co.	700	32,602
Japan Prime Realty Investment Corp.	16	45,988
Japan Real Estate Investment Corp.	13	114,498
Japan Retail Fund Investment Corp.	46	68,303
Japan Steel Works Ltd., The	8,000	54,802
Japan Tobacco Inc.	111	624,937
JFE Holdings Inc.	11,300	242,738
JGC Corp.	5,000	154,947
Joyo Bank Ltd., The	16,000	73,263
JS Group Corp.	6,500	136,094
JSR Corp.	4,500	90,576
JTEKT Corp.	5,100	61,062
Jupiter Telecommunications Co. Ltd.	41	41,064
JX Holdings Inc.	55,700	345,223
Kajima Corp.	20,000	60,892
Kamigumi Co. Ltd.	6,000	49,656
Kaneka Corp.	7,000	42,201
Kansai Electric Power Company Inc., The	18,500	286,541
Kansai Paint Co. Ltd.	5,000	50,441
Kao Corp.	13,000	341,138
Kawasaki Heavy Industries Ltd.	36,000	110,040
Kawasaki Kisen Kaisha Ltd. (a)	16,000	35,182
KDDI Corp.	72	466,256
Keikyu Corp.	12,000	104,966
Keio Corp.	14,000	100,302
Keisei Electric Railway Co. Ltd.	7,000	54,126
Keyence Corp.	1,170	275,078
Kikkoman Corp.	4,000	46,249

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kinden Corp.	3,000	$23,161
Kintetsu Corp.	39,000	148,423
Kirin Holdings Co. Ltd.	20,000	258,789
Kobe Steel Ltd.	63,000	101,993
Koito Manufacturing Company Ltd.	2,000	32,355
Komatsu Ltd.	23,400	666,916
Konami Corp.	2,400	68,025
Konica Minolta Holdings Inc.	12,000	104,821
Kubota Corp.	28,000	268,938
Kuraray Co. Ltd.	8,700	123,084
Kurita Water Industries Ltd.	2,800	68,605
Kyocera Corp.	3,800	348,000
Kyowa Hakko Kirin Co. Ltd.	6,000	66,691
Kyushu Electric Power Co. Inc.	10,000	142,443
Lawson Inc.	1,500	94,418
Mabuchi Motor Co. Ltd.	600	27,220
Makita Corp.	2,700	108,300
Marubeni Corp.	41,000	295,723
Marui Group Co. Ltd.	5,600	46,684
Maruichi Steel Tube Ltd.	1,100	25,676
Mazda Motor Corp. (a)	65,000	113,870
McDonald’s Holdings Company Ltd. (Japan)	1,600	42,450
MEDIPAL HOLDINGS CORP.	3,300	42,740
MEIJI Holdings Company Ltd.	1,719	75,078
Miraca Holdings Inc.	1,400	54,633
Mitsubishi Chemical Holdings Corp.	33,500	178,893
Mitsubishi Corp.	34,800	807,249
Mitsubishi Electric Corp.	48,000	424,502
Mitsubishi Estate Co. Ltd.	31,000	552,809
Mitsubishi Gas Chemical Co. Inc.	9,000	60,130
Mitsubishi Heavy Industries Ltd.	74,000	358,512
Mitsubishi Logistics Corp.	3,000	35,411
Mitsubishi Materials Corp.	28,000	88,631
Mitsubishi Motors Corp. (a)	99,000	112,432
Mitsubishi Tanabe Pharma Corp.	5,500	77,148
Mitsubishi UFJ Financial Group Inc.	314,160	1,563,778
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	62,448
Mitsui & Co. Ltd.	42,900	703,338
Mitsui Chemicals Inc.	20,000	60,650
Mitsui Fudosan Co. Ltd.	21,000	401,631
Mitsui OSK Lines Ltd.	29,000	126,133
Mitsui Sumitomo Insurance Group Holdings Inc.	14,000	287,375
Mizuho Financial Group Inc.	565,200	921,856
Murata Manufacturing Co. Ltd.	5,000	296,303
Nabtesco Corp.	2,400	49,235
Namco Bandai Holdings Inc.	4,900	70,685
NEC Corp. (a)	64,000	133,768
NGK Insulators Ltd.	6,000	85,611
NGK Spark Plug Co. Ltd.	4,000	57,074
NHK Spring Co. Ltd.	3,400	36,559
Nidec Corp.	2,700	245,959
Nikon Corp.	8,500	257,968
Nintendo Co. Ltd.	2,400	361,000
Nippon Building Fund Inc.	15	142,443

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Electric Glass Co. Ltd.	10,000	$86,867
Nippon Express Co. Ltd.	20,000	78,048
Nippon Meat Packers Inc.	4,000	50,791
Nippon Paper Group Inc.	2,500	52,042
Nippon Sheet Glass Co. Ltd.	22,000	33,756
Nippon Steel Corp.	126,000	345,560
Nippon Telegraph & Telephone Corp.	10,700	485,423
Nippon Yusen Kabushiki Kaish	38,000	119,367
Nishi-Nippon City Bank Ltd., The	17,000	48,061
Nissan Motor Co. Ltd.	61,100	650,346
Nisshin Seifun Group Inc.	4,500	54,422
Nisshin Steel Co. Ltd.	18,000	30,228
Nissin Foods Holdings Co. Ltd.	1,400	52,350
Nitori Holdings Co. Ltd.	950	85,852
Nitto Denko Corp.	4,000	161,170
NKSJ Holdings Inc.	9,300	207,865
NOK Corp.	2,500	54,368
Nomura Holdings Inc.	89,800	397,086
Nomura Real Estate Holdings Inc.	2,400	42,305
Nomura Real Estate Office Fund Inc.	7	41,652
Nomura Research Institute Ltd.	2,500	62,009
NSK Ltd.	11,000	84,656
NTN Corp.	12,000	50,743
NTT Data Corp.	32	112,466
NTT DoCoMo Inc.	378	627,488
NTT Urban Development Corp.	29	23,615
Obayashi Corp.	16,000	69,784
Odakyu Electric Railway Co. Ltd.	15,000	141,718
Oji Paper Co. Ltd.	21,000	101,486
Olympus Corp. (a)	5,300	86,700
Omron Corp.	5,100	109,677
Ono Pharmaceutical Co. Ltd.	2,000	111,393
Oracle Corp. Japan	900	34,197
Oriental Land Co. Ltd.	1,200	128,597
Orix Corp.	2,550	243,385
Osaka Gas Co. Ltd.	46,000	184,511
OTSUKA Corp.	400	32,524
Otsuka Holdings Co. Ltd.	6,300	186,481
Panasonic Corp.	54,500	501,081
Rakuten Inc.	182	190,642
Resona Holdings Inc.	46,200	212,664
Ricoh Co. Ltd.	16,000	155,612
RINNAI Corp.	800	57,605
Rohm Co. Ltd.	2,400	118,449
Sankyo Co. Ltd.	1,400	68,672
Sanrio Co. Ltd.	1,100	42,926
Santen Pharmaceutical Co. Ltd.	1,800	76,876
SBI Holdings Inc. (a)	545	51,425
Secom Co. Ltd.	5,100	249,547
Sega Sammy Holdings Inc.	5,268	110,363
Seiko Epson Corp.	3,200	44,847
Sekisui Chemical Co. Ltd.	11,000	95,421
Sekisui House Ltd.	14,000	137,175
Seven & I Holdings Co. Ltd.	18,740	556,517
Seven Bank Ltd.	15,000	32,802
Sharp Corp.	25,000	182,433

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shikoku Electric Power Co. Inc.	4,500	$126,839
Shimadzu Corp.	6,000	54,150
Shimamura Co. Ltd.	500	55,938
Shimano Inc.	1,800	108,409
Shimizu Corp.	14,000	56,156
Shin-Etsu Chemical Co. Ltd.	10,100	583,279
Shinsei Bank Ltd.	33,000	43,059
Shionogi & Co. Ltd.	7,500	103,661
Shiseido Co. Ltd.	8,600	148,373
Shizuoka Bank Ltd., The	14,000	144,110
Showa Denko K.K.	36,000	81,769
Showa Shell Sekiyu K.K.	4,300	27,430
SMC Corp.	1,300	206,693
Softbank Corp. (a)	21,900	647,448
Sojitz Corp.	33,000	59,007
Sony Corp.	24,800	510,562
Sony Financial Holdings Inc.	4,200	74,592
Square Enix Holdings Co. Ltd.	1,700	35,697
Stanley Electric Co. Ltd.	3,500	55,606
SUMCO Corp. (a)	2,900	35,282
Sumitomo Chemical Co. Ltd.	38,000	161,604
Sumitomo Corp.	27,900	403,146
Sumitomo Electric Industries Ltd.	18,600	254,607
Sumitomo Heavy Industries Ltd.	14,000	77,806
Sumitomo Metal Industries Ltd.	85,000	171,499
Sumitomo Metal Mining Co. Ltd.	13,000	182,663
Sumitomo Mitsui Financial Group Inc.	33,300	1,095,516
Sumitomo Mitsui Trust Holdings Inc.	78,000	248,786
Sumitomo Realty & Development Co. Ltd.	9,000	216,926
Sumitomo Rubber Industries Ltd.	4,300	57,094
Suruga Bank Ltd.	4,000	40,836
Suzuken Co. Ltd.	1,640	50,565
Suzuki Motor Corp.	8,400	200,638
Sysmex Corp.	1,800	72,635
T&D Holdings Inc.	14,000	162,209
Taisei Corp.	26,000	67,851
Taisho Pharmaceutical Holdings Co. Ltd.	900	72,961
Taiyo Nippon Sanso Corp.	7,000	49,390
Takashimaya Co. Ltd.	7,000	58,101
Takeda Pharmaceutical Co. Ltd.	19,500	858,735
TDK Corp.	3,100	175,655
Teijin Ltd.	23,000	77,250
Terumo Corp.	4,200	200,689
THK Co. Ltd.	2,900	58,967
Tobu Railway Co. Ltd.	25,000	132,596
Toho Co. Ltd.	2,700	49,551
Toho Gas Co. Ltd.	10,000	58,959
Tohoku Electric Power Co. Inc. (a)	10,800	123,175
Tokio Marine Holdings Inc.	18,000	493,875
Tokyo Electric Power Company Inc., The (a)	36,200	90,970
Tokyo Electron Ltd.	4,300	245,989
Tokyo Gas Co. Ltd.	61,000	287,423
Tokyu Corp.	28,000	132,947

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyu Land Corp.	10,000	$48,931
TonenGeneral Sekiyu KK	7,000	64,444
Toppan Printing Co. Ltd.	14,000	109,267
Toray Industries Inc.	36,000	267,053
Toshiba Corp.	100,000	439,773
Tosoh Corp.	12,000	33,345
Toto Ltd.	7,000	52,688
Toyo Seikan Kaisha Ltd.	3,800	54,496
Toyo Suisan Kaisha Ltd.	2,000	51,927
Toyoda Gosei Co. Ltd.	1,600	31,142
Toyota Boshoku Corp.	1,700	20,046
Toyota Industries Corp.	4,400	132,686
Toyota Motor Corp.	68,200	2,941,573
Toyota Tsusho Corp.	5,200	105,860
Trend Micro Inc.	2,700	82,954
Tsumura & Co.	1,500	43,331
UBE Industries Ltd.	25,000	67,959
Unicharm Corp.	2,900	153,111
Ushio Inc.	2,600	36,533
USS Co. Ltd.	520	52,710
West Japan Railway Co.	4,200	168,721
Yahoo Japan Corp.	348	112,594
Yakult Honsha Co. Ltd.	2,400	82,494
Yamada Denki Co. Ltd.	2,000	124,924
Yamaguchi Financial Group Inc.	5,000	45,427
Yamaha Corp.	4,200	43,538
Yamaha Motor Co. Ltd.	6,700	89,770
Yamato Holdings Co. Ltd.	9,700	149,889
Yamato Kogyo Co. Ltd.	900	26,260
Yamazaki Baking Co. Ltd.	3,000	42,987
Yaskawa Electric Corp.	5,000	46,998
Yokogawa Electric Corp.	5,400	54,607

		55,341,156

Netherlands (2.59%)
Aegon NV (a)	41,827	232,287
Akzo Nobel NV	5,732	338,434
ArcelorMittal	21,425	409,473
ASML Holding NV	10,733	536,511
Corio NV	1,491	78,647
Delta Lloyd NV	2,236	39,305
Fugro NV	1,643	117,058
Heineken Holding NV	2,905	135,991
Heineken NV	6,432	357,503
ING Groep NV (a)	94,840	790,171
Koninklijke Ahold NV	28,955	401,233
Koninklijke Boskalis Westminster NV CVA	1,782	66,938
Koninklijke DSM NV	3,877	224,333
Koninklijke KPN NV	36,250	398,763
Koninklijke Philips Electronics NV	24,952	505,833
Koninklijke Vopak NV	1,674	96,438
Randstad Holding NV	2,870	108,286
Reed Elsevier NV	17,334	221,381
SBM Offshore NV	4,013	82,022
TNT Express NV	8,837	109,137

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Unilever NV CVA	40,351	$1,373,118
Wolters Kluwer - CVA	7,321	138,649

		6,761,511

New Zealand (0.12%)
Auckland International Airport Ltd.	22,515	45,351
Contact Energy Ltd. (a)	8,874	34,368
Fletcher Building Ltd.	16,252	89,690
SKYCITY Entertainment Group Ltd.	12,916	41,668
Telecom Corp. of New Zealand Ltd.	47,339	93,996

		305,073

Norway (0.96%)
Aker Solutions ASA	3,887	65,765
DnB NOR ASA	24,122	310,063
Gjensidige Forsikring Asa	4,494	53,070
Norsk Hydro ASA	22,479	122,406
Orkla ASA	19,359	153,179
Seadrill Ltd.	8,140	305,031
Statoil ASA	27,674	751,289
Subsea 7 SA (a)	7,088	187,694
Telenor ASA	17,966	333,151
Yara International ASA	4,687	223,537

		2,505,185

Portugal (0.20%)
Banco Espirito Santo SA Reg.	16,433	30,026
CIMPOR-Cimentos de Portugal SGPS SA	5,105	34,043
EDP Renovaveis SA (a)	5,727	28,460
Energias de Portugal SA	48,117	139,963
Galp Energia SGPS SA B Shares	5,833	95,999
Jeronimo Martins SGPS SA (a)	5,577	113,616
Portugal Telecom SGPS SA	16,229	88,288

		530,395

Singapore (1.77%)
Ascendas Real Estate Investment Trust	42,000	67,491
Capitaland Ltd.	62,692	155,600
Capitamall Trust	53,000	76,103
CapitaMalls Asia Ltd.	34,000	44,223
City Developments Ltd.	12,031	108,629
Comfortdelgro Corp. Ltd.	47,000	58,327
Cosco Corp. Singapore Ltd.	22,000	20,389
DBS Group Holdings Ltd.	43,667	492,580
Fraser and Neave Ltd.	23,500	125,254
Genting Singapore PLC (a)	150,400	203,994
Global Logistic Properties Ltd. (a)	44,000	77,006
Golden Agri-Resources Ltd.	166,702	104,102
Hutchison Port Holdings Trust	130,000	99,450
Jardine Cycle & Carriage Ltd.	2,015	77,407
Keppel Corp. Ltd.	35,202	307,760
Keppel Land Ltd.	18,000	49,688
Neptune Orient Lines Ltd.	22,750	25,609

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Noble Group Ltd.	90,654	$99,521
Olam International Ltd.	35,900	67,399
Oversea-Chinese Banking Corporation Ltd.	64,000	454,143
Sembcorp Industries Ltd.	25,200	105,848
Sembcorp Marine Ltd.	21,200	89,047
Singapore Airlines Ltd.	13,000	111,379
Singapore Exchange Ltd.	21,000	115,938
Singapore Press Holdings Ltd.	37,200	116,005
Singapore Technologies Engineering Ltd.	36,381	94,060
Singapore Telecommunications Ltd.	197,150	494,032
StarHub Ltd.	15,000	36,991
United Overseas Bank Ltd.	30,616	446,922
UOL Group Ltd.	10,461	39,446
Wilmar International Ltd.	48,000	187,105
Yangzijiang Shipbuilding Holdings Ltd.	48,000	50,786

		4,602,234

Spain (2.87%)
Abertis Infraestructuras SA	9,653	164,339
Acciona SA	637	44,483
Acerinox SA	2,419	31,091
ACS Actividades de Construccion y Servicios SA	3,570	91,370
Amadeus IT Holding SA A Shares	7,713	145,559
Banco Bilbao Vizcaya Argentaria SA	114,888	914,300
Banco de Sabadell SA	49,822	135,686
Banco Popular Espanol SA	24,694	88,593
Banco Santander SA (Madrid)	212,020	1,631,589
Bankia Sa (a)	21,509	77,908
Bankinter SA	5,639	29,579
CaixaBank	18,523	72,111
Distribuidora Internacional de Alimentacion SA (a)	14,395	71,361
Enagas SA	4,514	86,873
Ferrovial SA	9,289	106,766
Fomento de Construcciones y Contratas SA	1,284	28,684
Gas Natural SDG SA	8,551	136,626
Grifols SA (a)	3,546	75,669
Iberdrola SA	94,818	538,335
Indra Sistemas SA	2,184	26,763
Industria de Diseno Textil SA	5,392	516,480
International Consolidated Airlines Group SA (a)	23,616	68,001
Mapfre SA	19,111	61,529
Red Electrica Corporacion SA	2,728	133,490
Repsol YPF SA	19,531	489,972
Telefonica SA	101,564	1,664,075
Zardoya Otis SA	3,700	47,916

		7,479,148

Sweden (3.18%)
Alfa Laval AB	8,487	174,594
Assa Abloy AB Class B	7,841	246,283

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Atlas Copco AB Class A	16,609	$401,932
Atlas Copco AB Class B	9,838	212,053
Boliden AB	6,896	108,300
Electrolux AB Series B	5,897	124,700
Getinge AB B Shares	5,002	142,443
Hennes & Mauritz AB (H&M) B Shares	25,336	916,811
Hexagon AB B Shares	6,408	124,367
Holmen AB Class B	1,331	36,555
Husqvarna AB B Shares	10,537	63,565
Industrivarden AB C Shares	2,968	44,100
Investment AB Kinnevik B Shares	5,200	120,965
Investor AB B Shares	11,110	246,355
Lundin Petroleum AB (a)	5,481	117,477
Millicom International Cellular SA SDR	1,877	212,786
Modern Times Group B Shares	1,183	65,160
Nordea Bank AB	65,238	593,137
Ratos AB B Shares	4,836	67,140
Sandvik AB	24,893	359,334
Scania AB Class B	8,093	168,324
Securitas AB Class B	7,894	76,126
Skandinaviska Enskilda Banken AB Class A	34,962	248,377
Skanska AB Class B	10,108	175,245
SKF AB B Shares	9,811	239,499
SSAB Svenskt Stal AB Series A	4,020	38,008
Svenska Cellulosa AB B Shares	14,105	244,329
Svenska Handelsbanken AB A Shares	12,215	389,393
Swedbank AB - A Shares	20,096	312,263
Swedish Match AB	5,330	212,207
Tele2 AB Class B	8,000	163,246
Telefonaktiebolaget LM Ericsson B Shares	74,047	767,242
TeliaSonera AB	54,068	377,082
Volvo AB B Shares	34,259	499,194

		8,288,592

Switzerland (8.49%)
ABB Ltd. Reg. (a)	54,273	1,113,477
Actelion Ltd. Reg. (a)	2,685	98,153
Adecco SA Reg. (a)	3,202	167,780
Aryzta AG (a)	2,151	106,275
Baloise Holding AG Reg.	1,180	95,033
Barry Callebaut AG Reg. (a)	44	44,088
Compagnie Financiere Richemont SA Class A	12,947	811,787
Credit Suisse Group AG Reg. (a)	28,032	799,007
GAM Holding AG (a)	4,878	71,060
Geberit AG Reg. (a)	948	198,380
Givaudan SA Reg. (a)	204	196,610
Holcim Ltd. Reg. (a)	6,062	395,538
Julius Baer Group Ltd. (a)	5,025	202,848
Kuehne & Nagel International AG Reg.	1,363	184,361
Lindt & Spruengli AG	22	70,677
Lindt & Spruengli AG Reg.	3	111,648

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Lonza Group AG Reg. (a)	1,147	$59,288
Nestle SA Reg.	81,546	5,131,065
Novartis AG	57,653	3,190,810
Pargesa Holding SA	681	48,961
Partners Group Holding AG	326	63,597
Roche Holding AG	17,365	3,022,091
Schindler Holding AG (a)	1,226	147,495
Schindler Holding AG Reg.	543	64,905
SGS SA Reg	135	262,612
Sika AG	50	108,231
Sonova Holding AG Reg. (a)	1,202	133,556
Straumann Holding AG Reg.	197	33,521
Sulzer AG Reg.	564	80,161
Swatch Group AG Reg., The	1,093	87,844
Swatch Group AG, The	761	350,278
Swiss Life Holding AG Reg. (a)	777	92,445
Swiss Re Ag (a)	8,566	547,059
Swisscom AG	579	234,050
Syngenta AG Reg. (a)	2,341	809,379
Synthes Inc. (c)	1,589	275,659
Transocean Ltd. (a)	8,495	463,475
UBS AG Reg. (a)	90,211	1,264,173
Zurich Financial Services AG (a)	3,636	977,171

		22,114,548

United Kingdom (22.28%)
3i Group PLC	24,468	83,752
Admiral Group PLC	5,073	96,316
Aggreko Plc	6,561	236,122
AMEC PLC	8,246	146,139
Anglo American PLC	32,616	1,219,197
Antofagasta PLC	9,805	180,669
ARM Holdings PLC	33,246	314,808
Associated British Foods PLC	8,747	170,688
AstraZeneca PLC	32,207	1,431,605
Aviva PLC	71,481	379,017
Babcock International Group PLC	8,948	113,998
BAE Systems PLC	80,769	387,441
Balfour Beatty PLC	17,065	77,929
Barclays PLC	286,866	1,079,427
BG Group PLC	83,957	1,944,509
BHP Billiton PLC	52,088	1,589,230
BP PLC	468,577	3,466,763
British American Tobacco PLC	48,636	2,450,879
British Land Co. PLC	21,137	162,248
British Sky Broadcasting Group PLC	28,284	305,824
BT Group PLC	192,166	695,885
Bunzl PLC	7,962	127,862
Burberry Group PLC	10,958	262,384
Capita PLC	14,999	175,733
Capital Shopping Centres Group PLC	13,962	74,009
Carnival PLC	4,528	144,706
Centrica PLC	127,946	647,512
Cobham PLC	27,590	101,102
Compass Group PLC	46,827	490,968
Diageo PLC	61,788	1,484,920

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Essar Energy Ltd. PLC (a)	8,215	$20,406
Eurasian Natural Resources Corp.	6,649	63,013
Experian PLC	24,814	386,779
Fresnillo PLC	4,520	115,531
G4S PLC	35,563	155,006
GKN PLC	38,488	126,878
GlaxoSmithKline PLC	124,688	2,785,160
Glencore International Plc	33,754	210,235
Hammerson PLC	17,233	114,557
HSBC Holdings PLC	441,546	3,918,293
ICAP PLC	13,524	84,969
Imperial Tobacco Group PLC	24,813	1,006,101
Inmarsat PLC	11,000	80,988
InterContinental Hotels Group PLC	7,280	169,193
International Power PLC	37,874	245,347
Intertek Group PLC	4,020	161,457
Invensys PLC	20,825	66,286
Investec PLC	12,880	78,760
ITV PLC	93,147	131,632
J Sainsbury PLC	30,567	152,201
Johnson Matthey PLC	5,317	200,622
Kazakhmys PLC	5,398	78,398
Kingfisher PLC	58,563	287,291
Land Securities Group PLC	19,258	222,553
Legal & General Group PLC	145,861	304,929
Lloyds Banking Group PLC (a)	1,014,308	545,203
London Stock Exchange Group PLC	3,704	61,260
Lonmin PLC	3,966	64,832
Man Group PLC	44,885	96,778
Marks & Spencer Group PLC	39,238	237,865
Meggitt PLC	19,120	123,523
National Grid PLC	88,091	888,385
Next PLC	4,316	205,930
Old Mutual PLC	137,204	348,060
Pearson PLC	20,122	374,957
Petrofac Ltd.	6,369	177,258
Prudential PLC	62,932	752,432
Randgold Resources Ltd.	2,278	195,665
Reckitt Benckiser Group PLC	15,315	865,456
Reed Elsevier PLC	29,873	265,190
Resolution Ltd.	34,700	145,029
Rexam PLC	22,159	151,733
Rio Tinto PLC	33,912	1,869,189
Rolls-Royce Holdings PLC (a)	46,402	602,667
Royal Bank of Scotland Group PLC (a)	436,069	192,787
Royal Dutch Shell PLC Class A	90,017	3,143,853
Royal Dutch Shell PLC Class B	65,733	2,312,554
RSA Insurance Group PLC	86,965	145,499
SABMiller PLC	23,516	943,920
Sage Group PLC, The	33,245	159,101
Schroders PLC	2,872	72,582
SEGRO PLC	17,831	66,967
Serco Group PLC	11,902	103,277
Severn Trent PLC	5,910	145,955
Shire PLC	13,901	449,140

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Smith & Nephew PLC	21,857	$221,473
Smiths Group PLC	9,834	165,474
SSE PLC	23,273	494,723
Standard Chartered PLC	58,916	1,470,085
Standard Life PLC	57,413	210,938
Tate & Lyle PLC	11,504	129,725
Tesco PLC	198,672	1,048,661
Tui Travel PLC	12,875	40,425
Tullow Oil PLC	22,266	543,833
Unilever PLC	31,756	1,048,383
United Utilities Group PLC	16,915	162,739
Vedanta Resources PLC	3,007	59,063
Vodafone Group PLC	1,242,564	3,422,445
Weir Group PLC, The	5,313	149,907
Whitbread PLC	4,390	129,482
William Morrison Supermarkets PLC	53,982	257,306
Wolseley PLC	7,054	268,984
WPP PLC	31,307	427,896
Xstrata PLC	51,494	879,655

		58,046,471

Total Common Stocks
(cost $256,488,489)		256,717,343

Preferred Stocks (0.52%)
Germany (0.52%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	73,533
Henkel AG & Co. KGaA PFD	4,424	324,162
Porsche Automobil Holding SE PFD	3,773	222,668
ProSiebenSat.1 Media AG PFD (a)	1,931	49,627
RWE AG-Non Voting PFD	986	43,350
Volkswagen AG PFD	3,581	629,713

		1,343,053

Total Preferred Stocks
(cost $707,321)		1,343,053

	Shares	Value
Short-term Investments (0.02%)
State Street Institutional U.S. Government Money Market Fund	64,611	$64,611

Total Short-term Investments
(cost $64,611)		64,611

TOTAL INVESTMENTS (99.07%)
(cost $257,260,421)		258,125,007
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.93%)		2,434,533

NET ASSETS (100.00%)		$260,559,540

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	At March 31, 2012, cash in the amount of $529,170 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$73,122,433	28.33
British Pound	58,046,471	22.49
Japanese Yen	55,341,156	21.44
Swiss Franc	22,114,548	8.57
Australian Dollar	21,825,529	8.46
Swedish Krona	8,288,592	3.21
Hong Kong Dollar	7,374,491	2.86
Singapore Dollar	4,502,784	1.74
Danish Krone	2,897,213	1.12
Norwegian Krone	2,505,185	0.97
Israeli Shekel	1,637,471	0.63
New Zealand Dollar	305,073	0.12
United States Dollar	164,061	0.06

Total Investments	$258,125,007	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$58,319,561	22.38
Industrials	32,803,441	12.59
Consumer Staples	29,007,802	11.13
Consumer Discretionary	27,886,276	10.70
Materials	26,280,772	10.09
Health Care	24,043,607	9.23
Energy	22,038,538	8.46
Telecommunication Services	14,040,588	5.39
Information Technology	12,445,765	4.78
Utilities	11,194,046	4.30

Total Stocks	258,060,396	99.05
Short-term Investments	64,611	0.02
Cash and Other Assets, Net Liabilities	2,434,533	0.93

Net Assets	$260,559,540	100.00%

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Shares	Value
Registered Investment Companies (99.44%)
State Farm Variable Product Trust Bond Fund (a)	2,839,592	$30,951,554
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,590,318	51,197,937

Total Registered Investment Companies
(cost $73,037,463)		82,149,491

TOTAL INVESTMENTS (99.44%)
(cost $73,037,463)		82,149,491
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.56%)		466,194

NET ASSETS (100.00%)		$82,615,685

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (59.79%)
Agriculture, Foods, & Beverage (5.46%)
Pepsico Inc. 5.150%, 05/15/2012	$1,000,000	$1,005,214
PepsiAmericas Inc. 5.750%, 07/31/2012	500,000	508,357
General Mills Inc. 5.650%, 09/10/2012	500,000	511,010
HJ Heinz Co. 5.350%, 07/15/2013	500,000	530,127
Coca-Cola Co., The 1.800%, 09/01/2016	500,000	510,632
Hershey Co. 5.450%, 09/01/2016	500,000	584,589
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,182,255
Coca-Cola Co., The 5.350%, 11/15/2017	2,000,000	2,378,396
Pepsico Inc. 5.000%, 06/01/2018	1,000,000	1,167,182
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,096,741

		9,474,503

Banks (3.11%)
Barclays Bank PLC 5.450%, 09/12/2012	1,000,000	1,018,743
Wachovia Corp. 5.700%, 08/01/2013	500,000	530,861
Mellon Funding Corp. 5.200%, 05/15/2014	500,000	543,834
US Bank NA 4.950%, 10/30/2014	500,000	547,642
Fifth Third Bank 4.750%, 02/01/2015	500,000	533,645
Wachovia Bank NA 5.600%, 03/15/2016	500,000	556,474
Wells Fargo Bank NA 5.750%, 05/16/2016	500,000	557,742
Bank of America NA 6.000%, 06/15/2016	500,000	535,220
Wachovia Corp. 5.750%, 06/15/2017	500,000	576,031

		5,400,192

Building Materials & Construction (1.22%)
Leggett & Platt Inc. 4.700%, 04/01/2013	1,000,000	1,029,071
CRH America Inc. 6.000%, 09/30/2016	1,000,000	1,089,057

		2,118,128

Chemicals (2.81%)
E.I. du Pont de Nemours and Co. 4.125%, 03/06/2013	1,000,000	1,030,616
Rohm & Haas Co. 5.600%, 03/15/2013	500,000	521,247

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc. 5.375%, 11/01/2016	$1,000,000	$1,165,788
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	575,614
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	617,740
Praxair Inc. 2.450%, 02/15/2022	1,000,000	961,779

		4,872,784

Commercial Service/Supply (0.61%)
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,053,745

Computers (0.69%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,204,150

Consumer & Marketing (3.47%)
Kimberly-Clark Corp. 5.000%, 08/15/2013	1,000,000	1,060,688
Procter & Gamble Co., The 4.950%, 08/15/2014	1,000,000	1,104,238
Estee Lauder Co. Inc. 5.550%, 05/15/2017	1,000,000	1,139,247
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	610,118
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,129,835
Procter & Gamble Co., The 2.300%, 02/06/2022	1,000,000	966,635

		6,010,761

Electronic/Electrical Manufacturing (0.93%)
General Electric Co. 5.000%, 02/01/2013	1,000,000	1,036,430
Emerson Electric Co. 5.125%, 12/01/2016	500,000	570,542

		1,606,972

Financial Services (4.13%)
AMB Property L.P. 6.300%, 06/01/2013	1,000,000	1,036,918
JPMorgan Chase & Co. 5.375%, 01/15/2014	500,000	536,674
General Electric Capital Corp. 4.875%, 03/04/2015	500,000	549,390
5.375%, 10/20/2016	500,000	571,270
5.400%, 02/15/2017	500,000	572,612
John Deere Capital Corp. 5.500%, 04/13/2017	500,000	594,002
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	500,000	598,996

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Simon Property Group Inc. 6.125%, 05/30/2018	$1,000,000	$1,177,359
JPMorgan Chase & Co. 4.350%, 08/15/2021	1,000,000	1,021,734
Rio Tinto Finance USA Ltd. 3.500%, 03/22/2022	500,000	500,915

		7,159,870

Health Care (9.07%)
Johnson & Johnson 5.150%, 08/15/2012	500,000	508,937
AstraZeneca PLC 5.400%, 09/15/2012	500,000	511,146
Merck & Co. Inc. 4.375%, 02/15/2013	1,000,000	1,034,189
Becton Dickinson & Co. 4.550%, 04/15/2013	1,000,000	1,039,797
Schering-Plough Corp. 5.300%, 12/01/2013	500,000	539,774
AstraZeneca PLC 5.400%, 06/01/2014	1,000,000	1,103,272
Boston Scientific Corp. 5.450%, 06/15/2014	1,000,000	1,081,235
Merck & Co. Inc. 4.750%, 03/01/2015	500,000	555,804
Abbott Laboratories 5.875%, 05/15/2016	500,000	588,215
Baxter International Inc. 5.900%, 09/01/2016	500,000	594,158
Eli Lilly & Co. 5.200%, 03/15/2017	1,000,000	1,172,024
Wyeth 5.450%, 04/01/2017	500,000	597,251
Amgen Inc. 5.850%, 06/01/2017	500,000	587,931
Johnson & Johnson 5.550%, 08/15/2017	500,000	609,109
AstraZeneca PLC 5.900%, 09/15/2017	500,000	599,264
Schering-Plough Corp. 6.000%, 09/15/2017	500,000	616,614
Bristol-Myers Squibb Co. 5.450%, 05/01/2018	500,000	600,362
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,207,640
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,094,431
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,089,109

		15,730,262

Machinery & Manufacturing (2.77%)
Bemis Company Inc. 4.875%, 04/01/2012	500,000	500,000

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Johnson Controls Inc. 4.875%, 09/15/2013	$750,000	$790,780
Caterpillar Inc. 5.700%, 08/15/2016	500,000	591,350
Eaton Corp. 5.300%, 03/15/2017	1,000,000	1,161,244
Honeywell International Inc. 5.300%, 03/15/2017	500,000	588,383
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,171,923

		4,803,680

Media & Broadcasting (1.29%)
Thomson Reuters Corp. 5.950%, 07/15/2013	1,000,000	1,060,716
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,179,079

		2,239,795

Mining & Metals (3.16%)
BHP Finance USA 4.800%, 04/15/2013	1,000,000	1,043,680
Barrick Gold Finance Inc. 4.875%, 11/15/2014	1,000,000	1,087,309
Alcan Inc. 5.000%, 06/01/2015	500,000	553,677
Alcoa Inc. 5.550%, 02/01/2017	1,000,000	1,098,523
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	500,000	585,160
Rio Tinto Finance USA Ltd. 6.500%, 07/15/2018	500,000	616,144
Barrick Gold Corp. (a) 3.850%, 04/01/2022	500,000	503,020

		5,487,513

Oil & Gas (3.32%)
National Fuel Gas Co. 5.250%, 03/01/2013	1,000,000	1,035,670
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	588,281
Apache Corp. 5.625%, 01/15/2017	500,000	587,916
Shell International Finance 5.200%, 03/22/2017	500,000	587,646
Canadian National Resources 5.700%, 05/15/2017	500,000	592,111
Weatherford International Inc. 6.350%, 06/15/2017	500,000	577,370
EOG Resources Inc. 5.875%, 09/15/2017	500,000	598,889
Husky Energy Inc. 6.200%, 09/15/2017	500,000	591,646

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips 5.200%, 05/15/2018	$500,000	$595,696

		5,755,225

Retailers (5.29%)
Lowe’s Companies Inc. 5.600%, 09/15/2012	500,000	510,886
Walgreen Co. 4.875%, 08/01/2013	500,000	529,275
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	1,124,835
Target Corp. 5.875%, 07/15/2016	1,000,000	1,180,615
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	582,190
McDonald’s Corp. 5.300%, 03/15/2017	1,000,000	1,171,565
Wal-Mart Stores Inc. 5.375%, 04/05/2017	1,000,000	1,175,432
Target Corp. 5.375%, 05/01/2017	500,000	589,988
CVS Caremark Corp. 5.750%, 06/01/2017	500,000	590,050
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	608,268
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,120,665

		9,183,769

Telecom & Telecom Equipment (2.54%)
Telefonica Emisiones SAU 5.855%, 02/04/2013	1,000,000	1,033,904
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,100,563
Verizon Communications 5.500%, 04/01/2017	1,000,000	1,166,932
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,104,101

		4,405,500

Utilities & Energy (9.92%)
Appalachian Power Co. 5.650%, 08/15/2012	500,000	508,502
Vectren Utility Holdings 5.250%, 08/01/2013	500,000	525,662
Union Electric Co. 5.500%, 05/15/2014	1,000,000	1,067,029
Carolina Power & Light 5.250%, 12/15/2015	1,000,000	1,143,830
Ohio Power Co. 6.000%, 06/01/2016	1,000,000	1,142,820
Commonwealth Edison Co. 5.950%, 08/15/2016	500,000	589,646
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	582,855

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consolidated Edison Co. NY 5.300%, 12/01/2016	$1,000,000	$1,161,916
Georgia Power Co. 5.700%, 06/01/2017	1,000,000	1,195,519
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,145,165
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	584,956
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,140,186
Union Electric Co. 6.400%, 06/15/2017	500,000	599,264
MidAmerican Energy Co. 5.950%, 07/15/2017	500,000	593,742
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	601,654
Florida Power Corp. 5.800%, 09/15/2017	500,000	599,820
Virginia Electric & Power 5.950%, 09/15/2017	500,000	607,142
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	591,677
Florida Power Corp. 5.650%, 06/15/2018	500,000	597,104
Pacificorp 5.650%, 07/15/2018	500,000	596,704
Appalachian Power Co. 4.600%, 03/30/2021	500,000	545,406
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,088,984

		17,209,583

Total Corporate Bonds
(cost $92,605,850)		103,716,432

Government Agency Securities (b) (0.91%)
Federal Home Loan Mortgage Corp. 4.500%, 07/15/2013	1,500,000	1,581,633

Total Government Agency Securities
(cost $1,487,597)		1,581,633

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2012

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (35.13%)
U.S. Treasury Notes 3.875%, 02/15/2013	$1,500,000	$1,547,637
4.250%, 08/15/2014	5,000,000	5,448,830
4.000%, 02/15/2015	5,000,000	5,494,140
4.250%, 08/15/2015	10,000,000	11,204,690
3.250%, 03/31/2017	8,000,000	8,857,504
3.500%, 02/15/2018	10,000,000	11,237,500
2.750%, 02/15/2019	7,500,000	8,079,495
3.625%, 02/15/2020	8,000,000	9,075,000

Total U.S. Treasury Obligations
(cost $57,323,715)		60,944,796

	Shares	Value
Short-term Investments (3.71%)
JPMorgan U.S. Government Money Market Fund	6,433,369	$6,433,369

Total Short-term Investments
(cost $6,433,369)		6,433,369

TOTAL INVESTMENTS (99.54%)
(cost $157,850,531)		172,676,230
OTHER ASSETS, NET OF LIABILITIES (0.46%)		789,917

NET ASSETS (100.00%)		$173,466,147

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $503,020 or 0.29% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

	Principal amount	Value
Short-term Investments (100.11%)
Agriculture, Foods, & Beverage (15.45%)
Coca-Cola Co. (a) 0.120%, 04/16/2012	$2,105,000	$2,104,888
Nestle Capital Corp. (a) 0.130%, 06/29/2012	1,938,000	1,937,370
Pepsico Inc. (a) 0.070%, 05/01/2012	1,939,000	1,938,883

		5,981,141

Automotive (15.29%)
American Honda Finance Corp. 0.090%, 04/04/2012	2,000,000	1,999,980
PACCAR Financial Corp. 0.130%, 04/19/2012	1,939,000	1,938,867
Toyota Motor Credit Corp. 0.100%, 04/25/2012	1,983,000	1,982,861

		5,921,708

Consumer & Marketing (3.10%)
Procter & Gamble Co., The (a) 0.080%, 04/27/2012	1,200,000	1,199,928

Government Agency Securities (b) (37.62%)
Federal Home Loan Bank 0.070%, 04/16/2012	1,000,000	999,967
0.075%, 04/16/2012	5,000,000	4,999,835
0.090%, 05/02/2012	2,750,000	2,749,780
0.110%, 05/11/2012	1,500,000	1,499,812
0.085%, 06/20/2012	1,000,000	999,809
Federal National Mortgage Association 0.030%, 04/11/2012	2,000,000	1,999,982
0.101%, 05/23/2012	1,316,000	1,315,804

		14,564,989

Health Care (13.50%)
Abbott Laboratories (a) 0.140%, 06/19/2012	2,036,000	2,035,367
Pfizer Inc. (a) 0.100%, 04/19/2012	1,200,000	1,199,937
Roche Holdings (a) 0.060%, 04/02/2012	1,990,000	1,989,993

		5,225,297

	Shares	Value
Registered Investment Companies (2.24%)
JPMorgan U.S. Government Money Market Fund	867,203	$867,203

	Principal amount	Value
U.S. Government Obligations (12.91%)
U.S. Treasury Bill 0.031%, 04/19/2012	$3,000,000	$2,999,951
0.070%, 05/03/2012	2,000,000	1,999,873

		4,999,824

Total Short-term Investments
(cost $38,760,090)		38,760,090

TOTAL INVESTMENTS (100.11%)
(cost $38,760,090)		38,760,090
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(41,629)

NET ASSETS (100.00%)		$38,718,461

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of March 31, 2012. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures are designed to reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets and liabilities as of March 31, 2012:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$40,244,040	$—	$—	$40,244,040
Short-term Investments	1,254,701	—	—	1,254,701
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	43,518,488	—	—	43,518,488
Registered Investment Companies	135,420	—	—	135,420
Short-term Investments	1,255,855	—	—	1,255,855
International Equity Fund					—	4	—	4
Common Stocks (a)	37,271,089	—	—	37,271,089
Preferred Stocks (a)	934,990	—	—	934,990
Short-term Investments	878,435	—	—	878,435
Large Cap Index Fund					22,738	—	—	22,738
Common Stocks (a)	497,633,815	—	—	497,633,815
Short-term Investments	1,961,664	—	—	1,961,664
Small Cap Index Fund					103,655	—	—	103,655
Common Stocks (a)	236,672,239	5,606	0	236,677,845
Registered Investment Companies	2,014,958	—	—	2,014,958
Short-term Investments	3,725,848	—	—	3,725,848
International Index Fund					(14,655)	—	—	(14,655)
Common Stocks (a)	256,717,343	—	0	256,717,343
Preferred Stocks (a)	1,343,053	—	—	1,343,053
Short-term Investments	64,611	—	—	64,611
Balanced Fund					—	—	—	—
Registered Investment Companies	82,149,491	—	—	82,149,491

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds (a)	$—	$103,716,432	$—	$103,716,432
Government Agency Securities	—	1,581,633	—	1,581,633
U.S. Treasury Obligations	—	60,944,796	—	60,944,796
Short-term Investments	6,433,369	—	—	6,433,369
Money Market Fund					—	—	—	—
Short-term Investments	867,203	37,892,887	—	38,760,090
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

For each Fund, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2012 as compared to December 31, 2011.

Derivative instruments, such as futures and foreign currency contracts, are not listed separately in the Schedules of Investments and are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and the International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2011 or for the period ended March 31, 2012. The remaining Funds did not hold any Level 3 securities as of December 31, 2011, or for the period ended March 31, 2012.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

As of March 31, 2012, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$35,094,631	$7,374,233	$(970,123)	$6,404,110
Small/Mid Cap Equity Fund	37,648,708	8,468,742	(1,207,687)	7,261,055
International Equity Fund	35,465,100	5,594,924	(1,975,510)	3,619,414
Large Cap Index Fund	467,052,533	144,994,879	(112,451,933)	32,542,946
Small Cap Index Fund	222,120,825	65,283,885	(44,986,059)	20,297,826
International Index Fund	258,899,805	68,883,254	(69,658,052)	(774,798)
Balanced Fund	73,037,463	9,112,028	—	9,112,028
Bond Fund	157,850,531	14,886,290	(60,591)	14,825,699
Money Market Fund	38,760,090	—	—	—
The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

Financial Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In order to attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

3.	Futures and foreign currency contracts

As of March 31, 2012, the International Equity Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund

Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
6,263	British Pound	Barclays Bank PLC Wholesale	04/03/2012	(9,964)	$53	$—
18,408	British Pound	JPMorgan Chase Bank N.A	04/04/2012	(29,436)	7	—
14,877	British Pound	State Street Bank and Trust Company	04/04/2012	(23,812)	—	(16)
24,933	British Pound	State Street Bank and Trust Company	04/03/2012	(39,785)	95	—
(93,254)	Brazilian Real	State Street Bank and Trust Company	04/03/2012	50,970	—	(116)
(18,412)	Brazilian Real	State Street Bank and Trust Company	04/02/2012	10,074	—	(13)
(9,215)	Brazilian Real	State Street Bank and Trust Company	04/02/2012	5,042	—	(6)

				Total	$155	$(151)

The International Index Fund had no open forward foreign currency contracts at March 31, 2012.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2012:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	42	$2,923,982	$2,946,720	Long	June ‘12	$22,738

Small Cap Index Fund	Russell 2000 Index Mini	30	2,379,445	2,483,100	Long	June ‘12	$103,655

International Index Fund	Nikkei 225 Index	9	530,495	548,568	Long	June ‘12	18,073
International Index Fund	DJ Euro Stoxx 50	23	756,554	738,963	Long	June ‘12	(17,591)
International Index Fund	FTSE 100 Index	8	752,013	733,147	Long	June ‘12	(18,866)
International Index Fund	ASX SPI 200 Index	3	333,829	337,558	Long	June ‘12	3,729

Total							$(14,655)

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By:	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date May 25, 2012

By:	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date May 25, 2012